NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Provident VLI Separate Account 1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
	827,865 shares (cost $20,913,562)	$27,021,517
Global Allocation V.I. Fund - Class II (MLVGA2)
	78,752 shares (cost $1,272,027)	1,382,882
Stock Index Fund, Inc. - Initial Shares (DSIF)
	231,406 shares (cost $6,402,484)	9,450,619
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
	319,372 shares (cost $1,301,710)	1,708,643
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
	83,630 shares (cost $2,415,895)	2,652,757
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
	89,318 shares (cost $2,826,263)	4,680,263
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
	144,837 shares (cost $918,215)	1,207,941
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
	131,654 shares (cost $5,198,058)	5,387,286
Investors Growth Stock Series - Initial Class (MIGIC)
	66,014 shares (cost $761,972)	1,011,338
Value Series - Initial Class (MVFIC)
	183,016 shares (cost $2,291,821)	3,528,543
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
	55,980 shares (cost $1,061,247)	1,208,044
Core Plus Fixed Income Portfolio - Class I (MSVFI)
	62,180 shares (cost $631,366)	634,860
Emerging Markets Debt Portfolio - Class I (MSEM)
	42,141 shares (cost $381,481)	346,401
U.S. Real Estate Portfolio - Class I (MSVRE)
	36,680 shares (cost $566,474)	577,350
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
	374,573 shares (cost $5,393,447)	7,262,965
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
	18,885 shares (cost $358,426)	452,871
American Funds NVIT Bond Fund - Class II (GVABD2)
	27,804 shares (cost $311,723)	311,965
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
	48,865 shares (cost $999,309)	1,487,448
American Funds NVIT Growth Fund - Class II (GVAGR2)
	15,813 shares (cost $772,773)	1,235,277
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
	7,401 shares (cost $275,357)	403,111
Federated NVIT High Income Bond Fund - Class I (HIBF)
	50,421 shares (cost $351,657)	348,411
Federated NVIT High Income Bond Fund - Class III (HIBF3)
	222,923 shares (cost $1,552,882)	1,538,168
NVIT Emerging Markets Fund - Class I (GEM)
	86,186 shares (cost $1,042,715)	1,016,992
NVIT Emerging Markets Fund - Class III (GEM3)
	263,083 shares (cost $2,714,344)	3,099,118
NVIT International Equity Fund - Class III (GIG3)
	10,132 shares (cost $89,348)	109,022
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
	33,734 shares (cost $278,100)	360,616

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,356,185 shares (cost $11,009,440)	$15,460,509
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
13,634 shares (cost $150,751)	205,464
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
24,970 shares (cost $225,561)	279,165
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2,703 shares (cost $29,324)	32,244
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
3,019 shares (cost $31,924)	36,926
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
848 shares (cost $9,216)	9,205
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
58,262 shares (cost $575,822)	703,228
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
43,554 shares (cost $450,004)	517,420
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
470 shares (cost $5,290)	5,440
NVIT Core Bond Fund - Class I (NVCBD1)
29,256 shares (cost $323,421)	312,749
NVIT Core Plus Bond Fund - Class I (NVLCP1)
1,498 shares (cost $17,149)	16,707
NVIT Nationwide Fund - Class IV (TRF4)
8,051,962 shares (cost $81,577,137)	106,124,862
NVIT Government Bond Fund - Class I (GBF)
45,958 shares (cost $519,715)	496,345
NVIT Government Bond Fund - Class IV (GBF4)
1,444,888 shares (cost $16,970,196)	15,590,345
American Century NVIT Growth Fund - Class IV (CAF4)
1,043,575 shares (cost $12,208,497)	20,986,298
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
388,489 shares (cost $3,290,864)	4,863,886
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,160 shares (cost $15,659)	17,511
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
453 shares (cost $6,774)	7,912
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
184,334 shares (cost $1,910,774)	1,944,721
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,411,325 shares (cost $31,499,344)	44,074,319
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,047,557 shares (cost $20,776,661)	27,519,161
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
247,420 shares (cost $2,554,966)	2,917,080
NVIT Mid Cap Index Fund - Class I (MCIF)
190,274 shares (cost $3,233,446)	4,646,480
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
138,608 shares (cost $1,218,546)	1,671,607
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,454,266 shares (cost $14,967,147)	16,825,858
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
1,030,847 shares (cost $13,238,079)	11,968,129
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
350,992 shares (cost $3,442,290)	4,612,040
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
279,923 shares (cost $2,621,865)	3,336,681

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
4,020,391 shares (cost $32,860,783)	$55,320,583
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
462,783 shares (cost $4,275,661)	6,127,252
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
91,261 shares (cost $1,308,315)	2,173,848
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
1,368,574 shares (cost $14,506,081)	22,499,350
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
701,018 shares (cost $11,712,896)	19,299,039
NVIT Multi-Sector Bond Fund - Class I (MSBF)
192,379 shares (cost $1,710,500)	1,742,950
NVIT S&P 500 Index Fund - Class IV (GVEX4)
10,757,249 shares (cost $90,958,766)	138,445,797
NVIT Short Term Bond Fund - Class II (NVSTB2)
127,110 shares (cost $1,326,585)	1,324,488
NVIT Large Cap Growth Fund - Class I (NVOLG1)
4,529,885 shares (cost $69,517,408)	106,407,010
Templeton NVIT International Value Fund - Class III (NVTIV3)
13,888 shares (cost $170,300)	198,184
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
1,112,302 shares (cost $11,942,412)	17,229,564
NVIT Real Estate Fund - Class I (NVRE1)
403,890 shares (cost $3,393,036)	3,598,662
NVIT Money Market Fund - Class IV (SAM4)
33,493,017 shares (cost $33,493,017)	33,493,017
VPS Growth and Income Portfolio - Class A (ALVGIA)
105,030 shares (cost $1,923,380)	2,919,834
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
142,936 shares (cost $2,463,112)	3,271,796
VP Income & Growth Fund - Class I (ACVIG)
187,478 shares (cost $1,116,155)	1,719,175
American Century VP Inflation Protection Fund - Class II (ACVIP2)
200,216 shares (cost $2,268,783)	2,092,256
VP International Fund - Class I (ACVI)
34,105 shares (cost $274,694)	366,286
VP Mid Cap Value Fund - Class I (ACVMV1)
63,826 shares (cost $972,548)	1,178,859
VP Ultra(R) Fund - Class I (ACVU1)
1,978 shares (cost $18,348)	29,122
VP Vista(SM) Fund - Class I (ACVVS1)
6 shares (cost $85)	146
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
535,541 shares (cost $5,716,270)	9,961,053
Appreciation Portfolio - Initial Shares (DCAP)
64,143 shares (cost $2,210,522)	3,075,640
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
17,822 shares (cost $765,110)	838,179
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
15,885 shares (cost $97,467)	112,148
Quality Bond Fund II - Primary Shares (FQB)
229,042 shares (cost $2,610,297)	2,617,949
Equity-Income Portfolio - Initial Class (FEIP)
4,051,714 shares (cost $86,854,535)	94,364,424
High Income Portfolio - Initial Class (FHIP)
1,338,898 shares (cost $6,860,589)	7,765,606

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Asset Manager Portfolio - Initial Class (FAMP)
1,800,971 shares (cost $25,661,829)	$31,048,733
VIP Energy Portfolio - Service Class 2 (FNRS2)
76,644 shares (cost $1,514,046)	1,826,415
VIP Equity-Income Portfolio - Service Class (FEIS)
234,360 shares (cost $4,327,240)	5,437,149
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
23,440 shares (cost $254,760)	288,084
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
143,044 shares (cost $1,485,043)	1,800,928
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
148,064 shares (cost $1,454,701)	1,898,183
VIP Growth Portfolio - Initial Class (FGP)
2,239,476 shares (cost $72,343,781)	127,963,675
VIP Growth Portfolio - Service Class (FGS)
56,048 shares (cost $1,899,426)	3,194,735
VIP High Income Portfolio - Initial Class R (FHIPR)
905,139 shares (cost $5,197,003)	5,231,706
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2,297,061 shares (cost $28,939,900)	28,391,674
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
120,637 shares (cost $1,512,072)	1,476,597
VIP Mid Cap Portfolio - Service Class (FMCS)
350,412 shares (cost $9,957,945)	12,670,914
VIP Overseas Portfolio - Initial Class (FOP)
678,750 shares (cost $12,763,297)	14,009,403
VIP Overseas Portfolio - Initial Class R (FOPR)
1,148,626 shares (cost $18,790,099)	23,650,207
VIP Overseas Portfolio - Service Class (FOS)
2,843 shares (cost $53,097)	58,446
VIP Overseas Portfolio - Service Class R (FOSR)
156,792 shares (cost $2,384,855)	3,217,376
VIP Value Strategies Portfolio - Service Class (FVSS)
165,202 shares (cost $1,529,117)	2,368,990
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
259,568 shares (cost $5,197,164)	7,304,237
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
259,722 shares (cost $3,596,661)	6,373,589
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
185,404 shares (cost $1,834,716)	1,876,286
Templeton Foreign Securities Fund - Class 1 (TIF)
90,955 shares (cost $1,211,837)	1,597,171
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
143,689 shares (cost $2,654,317)	2,675,481
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
8,785 shares (cost $61,299)	65,188
Short Duration Bond Portfolio - I Class Shares (AMTB)
822,436 shares (cost $9,190,003)	8,865,857
International Portfolio - S Class Shares (AMINS)
230 shares (cost $2,193)	2,658
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
7,364 shares (cost $189,483)	302,444
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
223,411 shares (cost $1,970,420)	3,360,105
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
28,690 shares (cost $378,711)	552,275

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Socially Responsive Portfolio - I Class Shares (AMSRS)
36,014 shares (cost $461,173)	$782,216
Global Securities Fund/VA - Class 3 (OVGS3)
251,239 shares (cost $7,209,820)	10,338,485
Global Securities Fund/VA - Non-Service Shares (OVGS)
27,939 shares (cost $701,537)	1,141,589
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
79,620 shares (cost $1,570,038)	2,487,327
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
50,056 shares (cost $828,764)	1,391,554
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
103,073 shares (cost $571,499)	554,534
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
19,572 shares (cost $230,220)	210,202
Low Duration Portfolio - Administrative Class (PMVLDA)
47,426 shares (cost $499,599)	503,185
Total Return Portfolio - Administrative Class (PMVTRA)
94,690 shares (cost $1,075,979)	1,039,693
Putnam VT Growth and Income Fund - Class IB (PVGIB)
11,574 shares (cost $189,984)	276,729
Putnam VT International Equity Fund - Class IB (PVTIGB)
6,032 shares (cost $69,647)	86,201
Putnam VT Voyager Fund - Class IB (PVTVB)
18,164 shares (cost $746,503)	936,338
VI American Franchise Fund - Series I Shares (ACEG)
5,004 shares (cost $187,473)	253,357
VI Value Opportunities Fund - Series I Shares (AVBVI)
17,403 shares (cost $103,327)	162,891
Health Sciences Portfolio - II (TRHS2)
35,367 shares (cost $819,895)	1,053,941
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
544,737 shares (cost $6,245,557)	5,774,215
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,667,394 shares (cost $19,543,148)	24,844,166
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
427,843 shares (cost $12,837,467)	13,429,977
Variable Insurance Fund - Equity Income Portfolio (VVEI)
121,849 shares (cost $1,761,014)	2,724,537
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
182,019 shares (cost $1,366,620)	1,499,835
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
237,692 shares (cost $3,112,028)	4,936,855
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
112,761 shares (cost $1,329,951)	1,322,684
Variable Insurance Portfolios - Asset Strategy (WRASP)
28,461 shares (cost $293,329)	377,062
Advantage VT Discovery Fund (SVDF)
43,067 shares (cost $1,155,188)	1,515,960
Advantage VT Opportunity Fund - Class 2 (SVOF)
17,717 shares (cost $304,145)	463,300
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
16,183 shares (cost $135,919)	181,577

Total Investments	$1,277,575,833

Other Accounts Receivable	55,272
Accounts Receivable-Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	1,321
Accounts Receivable-Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	791
Accounts Receivable-Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	417

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Accounts Receivable-NVIT Emerging Markets Fund - Class I (GEM)	$1,032
Accounts Receivable-NVIT International Equity Fund - Class III (GIG3)	46
Accounts Receivable-NVIT Cardinal Conservative Fund - Class I (NVCCN1)	35
Accounts Receivable-NVIT Core Plus Bond Fund - Class I (NVLCP1)	54
Accounts Receivable-NVIT Nationwide Fund - Class IV (TRF4)	394,199
Accounts Receivable-NVIT Government Bond Fund - Class IV (GBF4)	42,124
Accounts Receivable-NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	813
Accounts Receivable-NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	14,638
Accounts Receivable-Templeton NVIT International Value Fund - Class III (NVTIV3)	612
Accounts Receivable-NVIT Money Market Fund - Class IV (SAM4)	8,749
Accounts Receivable-VP International Fund - Class I (ACVI)	677
Accounts Receivable-VP Ultra(R) Fund - Class I (ACVU1)	807
Accounts Receivable-VP Vista(SM) Fund - Class I (ACVVS1)	31
Accounts Receivable-Appreciation Portfolio - Initial Shares (DCAP)	1,007
Accounts Receivable-Opportunistic Small Cap Portfolio: Initial Shares (DSC)	249
Accounts Receivable-Managed Tail Risk Fund II: Primary Shares (FVCA2P)	236
Accounts Receivable-Quality Bond Fund II - Primary Shares (FQB)	666
Accounts Receivable-Equity-Income Portfolio - Initial Class (FEIP)	33,396
Accounts Receivable-VIP Overseas Portfolio - Service Class (FOS)	46
Accounts Receivable-International Portfolio - S Class Shares (AMINS)	59
Accounts Receivable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,190
Accounts Receivable-Main Street Fund(R)/VA - Non-Service Shares (OVGI)	796
Accounts Receivable-Global Strategic Income Fund/VA: Non-service Shares (OVSB)	375
Accounts Receivable-VI Value Opportunities Fund - Series I Shares (AVBVI)	265
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	1,062
Accounts Receivable-Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	64

Accounts Payable-Investors Growth Stock Series - Initial Class (MIGIC)	(709)
Accounts Payable-Emerging Markets Debt Portfolio - Class I (MSEM)	(421)
Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	(690)
Accounts Payable-Federated NVIT High Income Bond Fund - Class I (HIBF)	(1,006)
Accounts Payable-NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	(55)
Accounts Payable-NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	(13)
Accounts Payable-NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	(53)
Accounts Payable-NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	(18)
Accounts Payable-NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	(676)
Accounts Payable-NVIT Multi-Sector Bond Fund - Class I (MSBF)	(477)
Accounts Payable-VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	(1,521)
Accounts Payable-VP Income & Growth Fund - Class I (ACVIG)	(623)
Accounts Payable-Templeton Foreign Securities Fund - Class 1 (TIF)	(715)
Accounts Payable-VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	(39)
Accounts Payable-Small-Cap Growth Portfolio - S Class Shares (AMFAS)	(481)
Accounts Payable-Socially Responsive Portfolio - I Class Shares (AMSRS)	(201)
Accounts Payable-Global Securities Fund/VA - Non-Service Shares (OVGS)	(496)
Accounts Payable-Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	(739)
Accounts Payable-Putnam VT Growth and Income Fund - Class IB (PVGIB)	(526)
Accounts Payable-Putnam VT International Equity Fund - Class IB (PVTIGB)	(616)
Accounts Payable-Putnam VT Voyager Fund - Class IB (PVTVB)	(707)
Accounts Payable-VI American Franchise Fund - Series I Shares (ACEG)	(486)
Accounts Payable-Advantage VT Discovery Fund (SVDF)	(666)

$1,278,124,928

Contract Owners’ Equity:
Accumulation units	1,278,124,928

Total Contract Owners’ Equity (note 7)	$1,278,124,928

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	AASCO	MLVGA2	DSIF	IVKMG1	JABS	JACAS	JAGTS
Reinvested dividends	$15,705,852	-	14,067	156,393	6,608	50,571	25,040	-
Mortality and expense risk charges (note 5b)	(8,023,818)	(168,808)	(9,516)	(62,087)	(11,159)	(16,286)	(31,053)	(7,039)

Net investment income (loss)	7,682,034	(168,808)	4,551	94,306	(4,551)	34,285	(6,013)	(7,039)

Realized gain (loss) on investments	29,932,773	2,002,867	19,753	(28,035)	36,267	44,167	218,993	32,400
Change in unrealized gain (loss) on investments	214,472,841	2,130,690	89,501	2,125,021	428,445	241,655	914,988	276,624

Net gain (loss) on investments	244,405,614	4,133,557	109,254	2,096,986	464,712	285,822	1,133,981	309,024

Reinvested capital gains	18,930,108	3,293,804	49,210	92,482	-	116,100	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$271,017,756	7,258,553	163,015	2,283,774	460,161	436,207	1,127,968	301,985

Investment Activity:	JAIGS	MIGIC	MVFIC	MVIVSC	MSVFI	MSEM	MSVRE	NVAMV1
Reinvested dividends	$168,098	5,356	37,293	12,131	23,049	21,085	8,326	124,974
Mortality and expense risk charges (note 5b)	(38,189)	(5,975)	(22,686)	(5,874)	(4,584)	(3,167)	(4,400)	(48,059)

Net investment income (loss)	129,909	(619)	14,607	6,257	18,465	17,918	3,926	76,915

Realized gain (loss) on investments	(139,896)	51,297	255,557	105,670	14,608	12,727	57,833	189,767
Change in unrealized gain (loss) on investments	709,163	146,235	684,829	95,833	(39,328)	(89,553)	(50,443)	1,405,221

Net gain (loss) on investments	569,267	197,532	940,386	201,503	(24,720)	(76,826)	7,390	1,594,988

Reinvested capital gains	-	26,790	9,647	-	-	6,463	-	129,313

Net increase (decrease) in contract owners’ equity resulting from operations	$699,176	223,703	964,640	207,760	(6,255)	(52,445)	11,316	1,801,216

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM
Reinvested dividends	$5,616	5,645	5,156	3,587	3,550	23,082	99,851	12,366
Mortality and expense risk charges (note 5b)	(3,221)	(2,398)	(10,397)	(9,052)	(2,549)	(2,524)	(12,058)	(7,124)

Net investment income (loss)	2,395	3,247	(5,241)	(5,465)	1,001	20,558	87,793	5,242

Realized gain (loss) on investments	23,723	4,391	140,802	130,841	7,119	4,258	43,365	35,857
Change in unrealized gain (loss) on investments	58,462	(18,589)	203,759	177,802	85,729	(417)	(29,978)	(55,857)

Net gain (loss) on investments	82,185	(14,198)	344,561	308,643	92,848	3,841	13,387	(20,000)

Reinvested capital gains	104	94	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$84,684	(10,857)	339,320	303,178	93,849	24,399	101,180	(14,758)

Investment Activity:	GEM3	GIG3	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1
Reinvested dividends	$35,982	612	1,871	142,130	1,349	3,175	525	570
Mortality and expense risk charges (note 5b)	(22,383)	(845)	(2,406)	(91,151)	(1,353)	(1,832)	(302)	(268)

Net investment income (loss)	13,599	(233)	(535)	50,979	(4)	1,343	223	302

Realized gain (loss) on investments	20,588	7,505	11,593	553,052	12,780	7,114	1,968	1,260
Change in unrealized gain (loss) on investments	(37,146)	10,081	43,512	3,712,202	48,265	47,223	2,131	4,668

Net gain (loss) on investments	(16,558)	17,586	55,105	4,265,254	61,045	54,337	4,099	5,928

Reinvested capital gains	-	-	-	575,366	-	5,716	660	968

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,959)	17,353	54,570	4,891,599	61,041	61,396	4,982	7,198

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF4	GBF
Reinvested dividends	$145	11,206	7,352	222	8,168	318	1,299,930	10,023
Mortality and expense risk charges (note 5b)	(37)	(5,078)	(2,970)	(232)	(2,167)	(148)	(574,520)	(4,052)

Net investment income (loss)	108	6,128	4,382	(10)	6,001	170	725,410	5,971

Realized gain (loss) on investments	57	18,963	3,449	3,518	1,882	556	(910,875)	(29,497)
Change in unrealized gain (loss) on investments	(29)	64,356	56,770	(1,477)	(19,570)	(1,495)	25,952,478	(7,695)

Net gain (loss) on investments	28	83,319	60,219	2,041	(17,688)	(939)	25,041,603	(37,192)

Reinvested capital gains	41	16,586	18,737	823	3,264	346	-	6,494

Net increase (decrease) in contract owners’ equity resulting from operations	$177	106,033	83,338	2,854	(8,423)	(423)	25,767,013	(24,727)

Investment Activity:	GBF4	CAF4	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$315,318	129,391	72,798	282	128	34,030	709,320	432,889
Mortality and expense risk charges (note 5b)	(103,483)	(129,458)	(33,480)	(135)	(53)	(16,490)	(276,528)	(180,990)

Net investment income (loss)	211,835	(67)	39,318	147	75	17,540	432,792	251,899

Realized gain (loss) on investments	(91,299)	1,015,177	123,588	468	37	34,210	1,798,257	(222,353)
Change in unrealized gain (loss) on investments	(1,097,659)	3,889,023	893,089	1,351	999	6,755	4,074,331	4,813,899

Net gain (loss) on investments	(1,188,958)	4,904,200	1,016,677	1,819	1,036	40,965	5,872,588	4,591,546

Reinvested capital gains	184,694	-	-	158	107	33,104	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(792,429)	4,904,133	1,055,995	2,124	1,218	91,609	6,305,380	4,843,445

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVDMC	MCIF	NVMIG3	GVDIV3	GVDIV4	NVMLG1	NVMLV1	NVMMG1
Reinvested dividends	$49,278	47,698	19,214	352,777	253,960	31,113	42,427	-
Mortality and expense risk charges (note 5b)	(21,103)	(30,407)	(11,105)	(103,841)	(72,309)	(29,315)	(22,172)	(332,900)

Net investment income (loss)	28,175	17,291	8,109	248,936	181,651	1,798	20,255	(332,900)

Realized gain (loss) on investments	19,622	202,788	90,458	(1,209,718)	(875,531)	178,237	138,417	3,046,885
Change in unrealized gain (loss) on investments	191,963	850,490	195,240	3,890,224	2,851,361	738,848	607,089	9,682,651

Net gain (loss) on investments	211,585	1,053,278	285,698	2,680,506	1,975,830	917,085	745,506	12,729,536

Reinvested capital gains	35,341	106,801	-	-	-	275,493	157,021	3,647,190

Net increase (decrease) in contract owners’ equity resulting from operations	$275,101	1,177,370	293,807	2,929,442	2,157,481	1,194,376	922,782	16,043,826

Investment Activity:	NVMMV2	SCGF	SCVF4	SCF4	MSBF	GVEX4	NVSTB2	NVOLG1
Reinvested dividends	$66,963	-	167,522	26,420	61,192	2,366,089	13,778	745,123
Mortality and expense risk charges (note 5b)	(40,947)	(13,472)	(139,536)	(120,081)	(12,424)	(859,865)	(9,476)	(646,086)

Net investment income (loss)	26,016	(13,472)	27,986	(93,661)	48,768	1,506,224	4,302	99,037

Realized gain (loss) on investments	249,908	141,484	406,540	(38,470)	68,578	7,750,894	5,360	3,276,706
Change in unrealized gain (loss) on investments	1,119,475	451,800	6,196,578	5,986,102	(150,282)	25,375,858	(18,989)	26,086,136

Net gain (loss) on investments	1,369,383	593,284	6,603,118	5,947,632	(81,704)	33,126,752	(13,629)	29,362,842

Reinvested capital gains	257,930	104,511	-	-	-	-	1,033	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,653,329	684,323	6,631,104	5,853,971	(32,936)	34,632,976	(8,294)	29,461,879

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVTIV3	EIF4	NVRE1	SAM4	ALVGIA	ALVSVA	ACVIG	ACVIP2
Reinvested dividends	$3,327	-	54,065	-	34,460	18,965	36,673	40,336
Mortality and expense risk charges (note 5b)	(1,254)	(112,118)	(26,880)	(243,710)	(17,239)	(20,132)	(11,850)	(17,196)

Net investment income (loss)	2,073	(112,118)	27,185	(243,710)	17,221	(1,167)	24,823	23,140

Realized gain (loss) on investments	(2,798)	441,379	254,204	-	47,570	245,487	73,229	57,723
Change in unrealized gain (loss) on investments	30,439	4,490,001	(431,277)	-	636,107	459,727	381,638	(413,593)

Net gain (loss) on investments	27,641	4,931,380	(177,073)	-	683,677	705,214	454,867	(355,870)

Reinvested capital gains	1,712	-	255,379	-	-	176,045	-	95,424

Net increase (decrease) in contract owners’ equity resulting from operations	$31,426	4,819,262	105,491	(243,710)	700,898	880,092	479,690	(237,306)

Investment Activity:	ACVI	ACVMV1	ACVU1	ACVVS1	DVSCS	DCAP	DSC	FVCA2P
Reinvested dividends	$5,381	13,468	195	-	91,738	58,166	-	1,099
Mortality and expense risk charges (note 5b)	(2,034)	(7,730)	(198)	-	(63,340)	(21,418)	(3,803)	(765)

Net investment income (loss)	3,347	5,738	(3)	-	28,398	36,748	(3,803)	334

Realized gain (loss) on investments	8,797	130,198	5,976	18	485,038	110,413	155,485	2,627
Change in unrealized gain (loss) on investments	52,780	122,500	4,328	23	2,255,317	391,056	43,804	9,937

Net gain (loss) on investments	61,577	252,698	10,304	41	2,740,355	501,469	199,289	12,564

Reinvested capital gains	-	15,035	-	-	112,810	6,924	-	2,248

Net increase (decrease) in contract owners’ equity resulting from operations	$64,924	273,471	10,301	41	2,881,563	545,141	195,486	15,146

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FQB	FEIP	FHIP	FAMP	FNRS2	FEIS	FF10S	FF20S
Reinvested dividends	$113,183	2,212,645	449,614	466,962	12,222	122,021	4,436	29,417
Mortality and expense risk charges (note 5b)	(18,772)	(592,653)	(52,759)	(195,691)	(12,754)	(36,763)	(2,756)	(12,253)

Net investment income (loss)	94,411	1,619,992	396,855	271,271	(532)	85,258	1,680	17,164

Realized gain (loss) on investments	20,321	(736,948)	38,786	463,562	155,657	(57,667)	56,775	109,073
Change in unrealized gain (loss) on investments	(110,421)	14,645,621	(13,198)	3,376,642	211,543	786,330	(14,510)	97,319

Net gain (loss) on investments	(90,100)	13,908,673	25,588	3,840,204	367,200	728,663	42,265	206,392

Reinvested capital gains	-	5,865,044	-	72,434	10,784	336,730	6,986	22,863

Net increase (decrease) in contract owners’ equity resulting from operations	$4,311	21,393,709	422,443	4,183,909	377,452	1,150,651	50,931	246,419

Investment Activity:	FF30S	FGP	FGS	FHIPR	FIGBP	FIGBS	FMCS	FOP
Reinvested dividends	$28,961	330,167	5,484	296,213	670,041	33,327	47,115	174,146
Mortality and expense risk charges (note 5b)	(12,378)	(760,482)	(21,332)	(35,319)	(208,519)	(10,954)	(80,271)	(82,464)

Net investment income (loss)	16,583	(430,315)	(15,848)	260,894	461,522	22,373	(33,156)	91,682

Realized gain (loss) on investments	1,767	7,342,924	58,660	76,162	213,924	576	53,058	8,688
Change in unrealized gain (loss) on investments	272,855	27,976,399	812,044	(89,698)	(1,811,982)	(80,362)	1,965,175	3,229,651

Net gain (loss) on investments	274,622	35,319,323	870,704	(13,536)	(1,598,058)	(79,786)	2,018,233	3,238,339

Reinvested capital gains	23,611	78,611	1,979	-	343,666	17,782	1,484,407	47,739

Net increase (decrease) in contract owners’ equity resulting from operations	$314,816	34,967,619	856,835	247,358	(792,870)	(39,631)	3,469,484	3,377,760

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FOPR	FOS	FOSR	FVSS	FTVRDI	FTVSVI	FTVDM3	TIF
Reinvested dividends	$296,271	672	37,336	18,117	119,030	86,175	36,020	32,680
Mortality and expense risk charges (note 5b)	(147,237)	(401)	(21,285)	(15,546)	(47,620)	(40,744)	(14,189)	(8,285)

Net investment income (loss)	149,034	271	16,051	2,571	71,410	45,431	21,831	24,395

Realized gain (loss) on investments	(1,078,256)	(1,540)	(64,654)	194,019	781,726	301,624	63,460	25,360
Change in unrealized gain (loss) on investments	6,481,264	14,995	775,578	371,798	897,820	1,333,101	(106,136)	215,523

Net gain (loss) on investments	5,403,008	13,455	710,924	565,817	1,679,546	1,634,725	(42,676)	240,883

Reinvested capital gains	81,217	200	10,999	—	—	95,428	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$5,633,259	13,926	737,974	568,388	1,750,956	1,775,584	(20,845)	265,278

Investment Activity:	FTVGI3	FTVFA2	AMTB	AMINS	AMCG	AMTP	AMFAS	AMSRS
Reinvested dividends	$128,684	4,812	183,345	34	—	35,828	—	4,992
Mortality and expense risk charges (note 5b)	(19,261)	(270)	(56,656)	(16)	(1,874)	(18,712)	(3,362)	(4,839)

Net investment income (loss)	109,423	4,542	126,689	18	(1,874)	17,116	(3,362)	153

Realized gain (loss) on investments	45,888	(3,110)	(186,297)	101	11,295	142,622	39,816	45,674
Change in unrealized gain (loss) on investments	(165,055)	(770)	56,229	262	66,984	643,212	141,085	173,324

Net gain (loss) on investments	(119,167)	(3,880)	(130,068)	363	78,279	785,834	180,901	218,998

Reinvested capital gains	33,551	7,017	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$23,807	7,679	(3,379)	381	76,405	802,950	177,539	219,151

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	OVGS3	OVGS	OVGI	OVSC	OVSB	PMVFBA	PMVLDA	PMVTRA
Reinvested dividends	$128,212	15,292	24,547	11,356	25,586	3,902	7,545	26,327
Mortality and expense risk charges (note 5b)	(69,577)	(7,257)	(16,210)	(8,529)	(3,640)	(1,633)	(3,893)	(7,817)

Net investment income (loss)	58,635	8,035	8,337	2,827	21,946	2,269	3,652	18,510

Realized gain (loss) on investments	33,870	34,797	(382)	146,590	(690)	(550)	3,297	(18,715)
Change in unrealized gain (loss) on investments	2,136,052	219,249	592,411	243,266	(25,641)	(20,647)	(11,371)	(36,128)

Net gain (loss) on investments	2,169,922	254,046	592,029	389,856	(26,331)	(21,197)	(8,074)	(54,843)

Reinvested capital gains	-	-	-	14,950	-	2,117	-	9,479

Net increase (decrease) in contract owners’ equity resulting from operations	$2,228,557	262,081	600,366	407,633	(4,385)	(16,811)	(4,422)	(26,854)

Investment Activity:	PVGIB	PVTIGB	PVTVB	ACEG	AVBVI	TRHS2	VWBF	VWEM
Reinvested dividends	$4,339	4,498	4,721	1,076	2,148	-	145,494	377,959
Mortality and expense risk charges (note 5b)	(1,922)	(1,526)	(4,216)	(1,823)	(898)	(5,290)	(40,398)	(162,389)

Net investment income (loss)	2,417	2,972	505	(747)	1,250	(5,290)	105,096	215,570

Realized gain (loss) on investments	18,192	50,572	17,581	14,786	21,333	75,023	(49,815)	(148,491)
Change in unrealized gain (loss) on investments	56,490	3,708	209,339	71,304	20,773	181,633	(715,100)	2,561,355

Net gain (loss) on investments	74,682	54,280	226,920	86,090	42,106	256,656	(764,915)	2,412,864

Reinvested capital gains	-	-	-	-	-	41,042	1,178	-

Net increase (decrease) in contract owners’ equity resulting from operations	$77,099	57,252	227,425	85,343	43,356	292,408	(658,641)	2,628,434

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	VWHA	VVEI	VVHYB	VVMCI	VVHGB	WRASP	SVDF	SVOF
Reinvested dividends	$99,152	58,244	70,820	46,853	31,029	4,756	120	921
Mortality and expense risk charges (note 5b)	(89,892)	(23,518)	(13,263)	(42,277)	(11,886)	(2,691)	(9,538)	(2,888)

Net investment income (loss)	9,260	34,726	57,557	4,576	19,143	2,065	(9,418)	(1,967)

Realized gain (loss) on investments	86,357	10,004	26,623	(879)	7,375	17,902	308,603	59,878
Change in unrealized gain (loss) on investments	896,724	568,086	(37,522)	1,115,251	(81,028)	57,544	168,516	60,960

Net gain (loss) on investments	983,081	578,090	(10,899)	1,114,372	(73,653)	75,446	477,119	120,838

Reinvested capital gains	283,435	-	-	146,415	13,791	-	46,632	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,275,776	612,816	46,658	1,265,363	(40,719)	77,511	514,333	118,871

Investment Activity:	WFVSCG
Reinvested dividends	$-
Mortality and expense risk charges (note 5b)	(1,158)

Net investment income (loss)	(1,158)

Realized gain (loss) on investments	2,633
Change in unrealized gain (loss) on investments	51,810

Net gain (loss) on investments	54,443

Reinvested capital gains	8,053

Net increase (decrease) in contract owners’ equity resulting from operations	$61,338

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		AASCO		MLVGA2		DSIF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$7,682,034	9,148,786	(168,808)	(133,846)	4,551	9,554	94,306	100,537
Realized gain (loss) on investments	29,932,773	7,761,461	2,002,867	1,689,647	19,753	4,447	(28,035)	(262,467)
Change in unrealized gain (loss) on investments	214,472,841	105,556,937	2,130,690	(3,965,285)	89,501	70,729	2,125,021	824,241
Reinvested capital gains	18,930,108	23,176,359	3,293,804	4,992,697	49,210	3,476	92,482	374,678

Net increase (decrease) in contract owners’ equity resulting from operations	271,017,756	145,643,543	7,258,553	2,583,213	163,015	88,206	2,283,774	1,036,989

Equity transactions:
Purchase payments received from contract owners (note 5)	107,993,043	141,987,167	1,394,798	1,585,298	224,886	448,984	1,071,906	944,353
Transfers between subaccounts (including fixed account), net (note 5a)	(1,862,043)	(1,229,830)	(87,299)	7,494	1	-	1	(16)
Surrenders and Death Benefits (notes 3 and note 5)	(136,917,314)	(178,585,532)	(2,610,953)	(2,154,327)	(92,235)	(93,215)	(970,980)	(875,613)
Net policy repayments (loans) (note 4)	(332,251)	2,081,023	(137,628)	49,430	492	1,005	(92,241)	(28,529)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(83,821,362)	(90,649,435)	(1,643,337)	(1,722,588)	(107,195)	(92,920)	(523,838)	(529,504)
Adjustments to maintain reserves	116,082	154,040	2,592	(3,611)	18	(42)	449	(698)

Net equity transactions	(114,823,845)	(126,242,567)	(3,081,827)	(2,238,304)	25,967	263,812	(514,703)	(490,007)

Net change in contract owners’ equity	156,193,911	19,400,976	4,176,726	344,909	188,982	352,018	1,769,071	546,982
Contract owners’ equity beginning of period	1,121,931,017	1,102,530,041	22,846,149	22,501,240	1,193,957	841,939	7,681,421	7,134,439

Contract owners’ equity end of period	$1,278,124,928	1,121,931,017	27,022,875	22,846,149	1,382,939	1,193,957	9,450,492	7,681,421

CHANGES IN UNITS:
Beginning units	3,974,861	4,442,655	101,176	112,712	8,637	6,658	42,592	44,596
Units purchased	491,365	639,375	7,240	9,757	1,527	3,444	5,284	6,315
Units redeemed	(850,370)	(1,107,169)	(18,623)	(21,293)	(1,365)	(1,465)	(8,526)	(8,319)

Ending units	3,615,856	3,974,861	89,793	101,176	8,799	8,637	39,350	42,592

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IVKMG1		JABS		JACAS		JAGTS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,551)	(6,225)	34,285	47,899	(6,013)	(5,816)	(7,039)	(4,918)
Realized gain (loss) on investments	36,267	(3,747)	44,167	42,303	218,993	(21,038)	32,400	26,654
Change in unrealized gain (loss) on investments	428,445	(21,512)	241,655	11,318	914,988	818,264	276,624	11,575
Reinvested capital gains	-	398	116,100	184,825	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	460,161	(31,086)	436,207	286,345	1,127,968	791,410	301,985	33,311

Equity transactions:
Purchase payments received from contract owners (note 5)	187,621	1,385,292	399,929	531,242	313,021	396,204	263,069	886,752
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	2	13	(11)	68	(2)	34
Surrenders and Death Benefits (notes 3 and note 5)	(155,185)	(38,386)	(405,339)	(459,541)	(465,352)	(532,721)	(210,845)	(161,225)
Net policy repayments (loans) (note 4)	(5,792)	4,088	3,405	(3,113)	(4,027)	28,675	(40,120)	30,307
Redemptions to pay cost of insurance charges and administration charges (note 5)	(57,043)	(40,777)	(221,254)	(224,419)	(237,092)	(261,888)	(56,057)	(47,388)
Adjustments to maintain reserves	787	(673)	268	118	366	84	723	(338)

Net equity transactions	(29,612)	1,309,544	(222,989)	(155,700)	(393,095)	(369,578)	(43,232)	708,142

Net change in contract owners’ equity	430,549	1,278,458	213,218	130,645	734,873	421,832	258,753	741,453
Contract owners’ equity beginning of period	1,278,458	-	2,439,419	2,308,774	3,946,711	3,524,879	949,979	208,526

Contract owners’ equity end of period	$1,709,007	1,278,458	2,652,637	2,439,419	4,681,584	3,946,711	1,208,732	949,979

CHANGES IN UNITS:
Beginning units	12,309	-	7,845	8,566	18,617	19,604	5,153	687
Units purchased	860	13,161	1,115	1,715	1,670	2,421	1,221	5,406
Units redeemed	(985)	(852)	(2,170)	(2,436)	(3,177)	(3,408)	(1,704)	(940)

Ending units	12,184	12,309	6,790	7,845	17,110	18,617	4,670	5,153

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAIGS		MIGIC		MVFIC		MVIVSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$129,909	8,210	(619)	(1,989)	14,607	24,801	6,257	7,812
Realized gain (loss) on investments	(139,896)	(473,128)	51,297	56,293	255,557	16,165	105,670	1,056
Change in unrealized gain (loss) on investments	709,163	(257,824)	146,235	26,265	684,829	329,002	95,833	79,562
Reinvested capital gains	-	734,029	26,790	34,442	9,647	20,425	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	699,176	11,287	223,703	115,011	964,640	390,393	207,760	88,430

Equity transactions:
Purchase payments received from contract owners (note 5)	440,885	6,010,884	158,890	84,319	339,721	363,178	485,982	169,176
Transfers between subaccounts (including fixed account), net (note 5a)	(43)	(15)	-	21	5	4	181,574	60,172
Surrenders and Death Benefits (notes 3 and note 5)	(1,177,968)	(1,040,886)	(57,795)	(127,076)	(523,265)	(267,522)	(353,718)	(114,388)
Net policy repayments (loans) (note 4)	(18,212)	(341,600)	114	(5,498)	15,304	22,338	(8,719)	162
Redemptions to pay cost of insurance charges and administration charges (note 5)	(339,425)	(317,285)	(63,454)	(76,954)	(168,915)	(190,697)	(25,309)	(22,500)
Adjustments to maintain reserves	(1,444)	1,611	(46)	(947)	718	510	531	(1,570)

Net equity transactions	(1,096,207)	4,312,709	37,709	(126,135)	(336,432)	(72,189)	280,341	91,052

Net change in contract owners’ equity	(397,031)	4,323,996	261,412	(11,124)	628,208	318,204	488,101	179,482
Contract owners’ equity beginning of period	5,784,244	1,460,248	749,217	760,341	2,901,177	2,582,973	720,360	540,878

Contract owners’ equity end of period	$5,387,213	5,784,244	1,010,629	749,217	3,529,385	2,901,177	1,208,461	720,360

CHANGES IN UNITS:
Beginning units	21,097	2,651	3,325	3,814	12,622	12,708	1,863	864
Units purchased	1,664	25,833	555	634	1,131	2,005	3,525	1,502
Units redeemed	(5,512)	(7,387)	(544)	(1,123)	(2,874)	(2,091)	(1,644)	(503)

Ending units	17,249	21,097	3,336	3,325	10,879	12,622	3,744	1,863

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVFI		MSEM		MSVRE		NVAMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$18,465	29,603	17,918	11,796	3,926	3,595	76,915	16,677
Realized gain (loss) on investments	14,608	6,039	12,727	28,631	57,833	186,153	189,767	74,399
Change in unrealized gain (loss) on investments	(39,328)	27,620	(89,553)	41,946	(50,443)	(82,893)	1,405,221	456,693
Reinvested capital gains	-	-	6,463	-	-	-	129,313	255,032

Net increase (decrease) in contract owners’ equity resulting from operations	(6,255)	63,262	(52,445)	82,373	11,316	106,855	1,801,216	802,801

Equity transactions:
Purchase payments received from contract owners (note 5)	119,825	174,816	32,598	311,978	240,745	418,255	401,738	515,750
Transfers between subaccounts (including fixed account), net (note 5a)	(78)	15	-	-	11	1	(67)	(5)
Surrenders and Death Benefits (notes 3 and note 5)	(92,688)	(137,584)	(233,423)	(210,630)	(280,458)	(371,238)	(631,665)	(811,703)
Net policy repayments (loans) (note 4)	13,668	(14,032)	(4,657)	(2)	(4,049)	2,615	(12,293)	33,825
Redemptions to pay cost of insurance charges and administration charges (note 5)	(105,785)	(108,887)	(31,999)	(35,703)	(61,413)	(108,183)	(363,936)	(405,115)
Adjustments to maintain reserves	405	(352)	420	222	39	(1,707)	830	366

Net equity transactions	(64,653)	(86,024)	(237,061)	65,865	(105,125)	(60,257)	(605,393)	(666,882)

Net change in contract owners’ equity	(70,908)	(22,762)	(289,506)	148,238	(93,809)	46,598	1,195,823	135,919
Contract owners’ equity beginning of period	705,801	728,563	635,486	487,248	670,469	623,871	6,068,219	5,932,300

Contract owners’ equity end of period	$634,893	705,801	345,980	635,486	576,660	670,469	7,264,042	6,068,219

CHANGES IN UNITS:
Beginning units	4,783	5,478	871	857	463	506	34,777	39,418
Units purchased	940	1,275	49	162	171	187	2,325	3,353
Units redeemed	(1,469)	(1,970)	(221)	(148)	(215)	(230)	(5,228)	(7,994)

Ending units	4,254	4,783	699	871	419	463	31,874	34,777

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,395	3,350	3,247	4,721	(5,241)	1,679	(5,465)	(6,075)
Realized gain (loss) on investments	23,723	38,401	4,391	23,995	140,802	(7,123)	130,841	(10,802)
Change in unrealized gain (loss) on investments	58,462	19,120	(18,589)	(13,769)	203,759	239,324	177,802	192,418
Reinvested capital gains	104	-	94	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	84,684	60,871	(10,857)	14,947	339,320	233,880	303,178	175,541

Equity transactions:
Purchase payments received from contract owners (note 5)	90,270	145,430	33,724	35,836	175,793	157,508	69,265	104,389
Transfers between subaccounts (including fixed account), net (note 5a)	-	(39)	-	-	-	1	-	1
Surrenders and Death Benefits (notes 3 and note 5)	(60,788)	(172,071)	(14,662)	(100,999)	(242,615)	(92,198)	(269,694)	(85,999)
Net policy repayments (loans) (note 4)	(2,861)	790	(2,393)	1,566	(4,710)	1,567	(15,670)	725
Redemptions to pay cost of insurance charges and administration charges (note 5)	(53,594)	(67,953)	(20,865)	(28,465)	(97,741)	(88,063)	(46,586)	(50,089)
Adjustments to maintain reserves	56	(7)	103	(10)	137	(124)	46	(68)

Net equity transactions	(26,917)	(93,850)	(4,093)	(92,072)	(169,136)	(21,309)	(262,639)	(31,041)

Net change in contract owners’ equity	57,767	(32,979)	(14,950)	(77,125)	170,184	212,571	40,539	144,500
Contract owners’ equity beginning of period	395,184	428,163	326,976	404,101	1,317,390	1,104,819	1,194,773	1,050,273

Contract owners’ equity end of period	$452,951	395,184	312,026	326,976	1,487,574	1,317,390	1,235,312	1,194,773

CHANGES IN UNITS:
Beginning units	3,270	4,069	2,664	3,430	10,431	10,600	10,577	10,834
Units purchased	674	1,272	344	334	1,277	1,391	561	1,031
Units redeemed	(881)	(2,071)	(379)	(1,100)	(2,483)	(1,560)	(2,637)	(1,288)

Ending units	3,063	3,270	2,629	2,664	9,225	10,431	8,501	10,577

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVAGI2		HIBF		HIBF3		GEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,001	814	20,558	31,137	87,793	140,289	5,242	(2,199)
Realized gain (loss) on investments	7,119	4,247	4,258	13,786	43,365	52,059	35,857	109,947
Change in unrealized gain (loss) on investments	85,729	29,042	(417)	13,635	(29,978)	33,343	(55,857)	74,586
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	93,849	34,103	24,399	58,558	101,180	225,691	(14,758)	182,334

Equity transactions:
Purchase payments received from contract owners (note 5)	69,857	56,028	65,560	182,239	266,702	554,505	298,635	104,021
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	(3)	-	14	(1)
Surrenders and Death Benefits (notes 3 and note 5)	(9,831)	(3,063)	(118,954)	(190,429)	(634,823)	(378,338)	(292,120)	(324,493)
Net policy repayments (loans) (note 4)	52	(143)	6,529	6,891	1,592	33,636	13,619	(826)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(14,750)	(13,623)	(44,223)	(54,779)	(107,382)	(114,357)	(72,066)	(72,755)
Adjustments to maintain reserves	11	(43)	(161)	(728)	(68)	(77)	359	(307)

Net equity transactions	45,339	39,156	(91,249)	(56,806)	(473,982)	95,369	(51,559)	(294,361)

Net change in contract owners’ equity	139,188	73,259	(66,850)	1,752	(372,802)	321,060	(66,317)	(112,027)
Contract owners’ equity beginning of period	263,931	190,672	414,255	412,503	1,910,949	1,589,889	1,084,341	1,196,368

Contract owners’ equity end of period	$403,119	263,931	347,405	414,255	1,538,147	1,910,949	1,018,024	1,084,341

CHANGES IN UNITS:
Beginning units	2,708	2,273	1,019	1,184	11,845	11,223	1,754	1,972
Units purchased	654	619	40	203	1,801	3,987	129	34
Units redeemed	(228)	(184)	(221)	(368)	(4,660)	(3,365)	(257)	(252)

Ending units	3,134	2,708	838	1,019	8,986	11,845	1,626	1,754

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GEM3		GIG3		NVIE6		NVNMO1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,599	(6,002)	(233)	163	(535)	(345)	50,979	110,245
Realized gain (loss) on investments	20,588	(2,411)	7,505	919	11,593	6,243	553,052	131,438
Change in unrealized gain (loss) on investments	(37,146)	482,893	10,081	13,533	43,512	37,076	3,712,202	692,637
Reinvested capital gains	-	-	-	-	-	-	575,366	848,051

Net increase (decrease) in contract owners’ equity resulting from operations	(2,959)	474,480	17,353	14,615	54,570	42,974	4,891,599	1,782,371

Equity transactions:
Purchase payments received from contract owners (note 5)	270,441	332,267	23,142	57,154	44,700	19,864	1,000,429	862,424
Transfers between subaccounts (including fixed account), net (note 5a)	13,364	13,752	-	-	-	-	51,459	(62,073)
Surrenders and Death Benefits (notes 3 and note 5)	(211,496)	(396,005)	(28,912)	(43,369)	(34,666)	(31,940)	(1,509,771)	(1,021,565)
Net policy repayments (loans) (note 4)	11,548	51,560	(31)	25	(2,091)	(1,735)	47,028	(19,598)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(233,181)	(248,415)	(5,693)	(7,762)	(21,986)	(24,979)	(1,001,596)	(1,041,666)
Adjustments to maintain reserves	2,247	(219)	(10)	3,265	(13)	17	606	(2,434)

Net equity transactions	(147,077)	(247,060)	(11,504)	9,313	(14,056)	(38,773)	(1,411,845)	(1,284,912)

Net change in contract owners’ equity	(150,036)	227,420	5,849	23,928	40,514	4,201	3,479,754	497,459
Contract owners’ equity beginning of period	3,248,997	3,021,577	103,219	79,291	320,102	315,901	11,981,182	11,483,723

Contract owners’ equity end of period	$3,098,961	3,248,997	109,068	103,219	360,616	320,102	15,460,936	11,981,182

CHANGES IN UNITS:
Beginning units	14,607	15,812	1,069	942	3,957	4,469	102,131	115,071
Units purchased	1,961	2,065	255	692	585	312	9,597	10,225
Units redeemed	(2,676)	(3,270)	(358)	(565)	(725)	(824)	(20,970)	(23,165)

Ending units	13,892	14,607	966	1,069	3,817	3,957	90,758	102,131

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVNSR2		NVCRA1		NVCRB1		NVCCA1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4)	755	1,343	599	223	447	302	366
Realized gain (loss) on investments	12,780	2,562	7,114	3,449	1,968	64	1,260	(39)
Change in unrealized gain (loss) on investments	48,265	14,513	47,223	20,816	2,131	1,616	4,668	5,274
Reinvested capital gains	-	-	5,716	9,900	660	234	968	759

Net increase (decrease) in contract owners’ equity resulting from operations	61,041	17,830	61,396	34,764	4,982	2,361	7,198	6,360

Equity transactions:
Purchase payments received from contract owners (note 5)	16,771	9,767	13,319	56,132	3,974	37,625	1,891	1,158
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and note 5)	(51,557)	(1,181)	-	(23,113)	(11,768)	(3,133)	(26,673)	(130)
Net policy repayments (loans) (note 4)	(99)	(61)	21,312	(16,945)	(6,894)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(6,888)	(6,497)	(29,559)	(31,107)	(4,538)	(5,015)	(1,012)	(1,162)
Adjustments to maintain reserves	(12)	(54)	(26)	52	(36)	30	(3)	(86)

Net equity transactions	(41,785)	1,974	5,046	(14,981)	(19,262)	29,507	(25,797)	(220)

Net change in contract owners’ equity	19,256	19,804	66,442	19,783	(14,280)	31,868	(18,599)	6,140
Contract owners’ equity beginning of period	186,164	166,360	212,737	192,954	46,526	14,658	55,470	49,330

Contract owners’ equity end of period	$205,420	186,164	279,179	212,737	32,246	46,526	36,871	55,470

CHANGES IN UNITS:
Beginning units	1,783	1,762	2,118	2,216	414	144	515	517
Units purchased	134	127	674	1,197	35	346	17	13
Units redeemed	(487)	(106)	(632)	(1,295)	(197)	(76)	(248)	(15)

Ending units	1,430	1,783	2,160	2,118	252	414	284	515

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$108	62	6,128	4,935	4,382	(661)	(10)	132
Realized gain (loss) on investments	57	4	18,963	20,632	3,449	101,357	3,518	3,992
Change in unrealized gain (loss) on investments	(29)	19	64,356	34,160	56,770	(12,218)	(1,477)	846
Reinvested capital gains	41	61	16,586	9,877	18,737	19,114	823	1,463

Net increase (decrease) in contract owners’ equity resulting from operations	177	146	106,033	69,604	83,338	107,592	2,854	6,433

Equity transactions:
Purchase payments received from contract owners (note 5)	7,122	4,797	64,317	71,862	159,983	100,018	3,824	51,309
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and note 5)	(2,208)	-	(42,548)	(66,977)	-	(765,306)	(35,465)	(48,285)
Net policy repayments (loans) (note 4)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(584)	(242)	(48,920)	(47,472)	(30,942)	(60,347)	(1,831)	(4,083)
Adjustments to maintain reserves	68	(36)	21	(51)	43	(91)	(48)	(2)

Net equity transactions	4,398	4,519	(27,130)	(42,638)	129,084	(725,726)	(33,520)	(1,061)

Net change in contract owners’ equity	4,575	4,665	78,903	26,966	212,422	(618,134)	(30,666)	5,372
Contract owners’ equity beginning of period	4,665	-	624,320	597,354	305,019	923,153	36,093	30,721

Contract owners’ equity end of period	$9,240	4,665	703,223	624,320	517,441	305,019	5,427	36,093

CHANGES IN UNITS:
Beginning units	40	-	5,673	6,058	2,911	10,027	316	294
Units purchased	60	42	544	688	1,354	1,015	32	486
Units redeemed	(24)	(2)	(760)	(1,073)	(264)	(8,131)	(305)	(464)

Ending units	76	40	5,457	5,673	4,001	2,911	43	316

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCBD1		NVLCP1		TRF4		GBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6,001	7,964	170	476	725,410	1,075,240	5,971	7,579
Realized gain (loss) on investments	1,882	7,187	556	509	(910,875)	(3,134,935)	(29,497)	8,606
Change in unrealized gain (loss) on investments	(19,570)	4,173	(1,495)	689	25,952,478	13,575,529	(7,695)	(19,276)
Reinvested capital gains	3,264	2,026	346	714	-	-	6,494	16,440

Net increase (decrease) in contract owners’ equity resulting from operations	(8,423)	21,350	(423)	2,388	25,767,013	11,515,834	(24,727)	13,349

Equity transactions:
Purchase payments received from contract owners (note 5)	44,019	141,739	886	2,373	4,345,510	4,922,839	446,764	319,230
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	(820,075)	(412,327)	2	(1)
Surrenders and Death Benefits (notes 3 and note 5)	(34,847)	(71,948)	(13,830)	(6,475)	(7,450,138)	(7,956,422)	(398,961)	(287,248)
Net policy repayments (loans) (note 4)	13,727	(12,427)	-	-	478,096	1,194,251	(4,943)	(683)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(42,582)	(38,808)	(1,611)	(4,826)	(4,941,141)	(5,511,620)	(42,677)	(47,216)
Adjustments to maintain reserves	-	(45)	(44,929)	7,108	64,375	6,693	(43)	11

Net equity transactions	(19,683)	18,511	(59,484)	(1,820)	(8,323,373)	(7,756,586)	142	(15,907)

Net change in contract owners’ equity	(28,106)	39,861	(59,907)	568	17,443,640	3,759,248	(24,585)	(2,558)
Contract owners’ equity beginning of period	340,867	301,006	76,668	76,100	89,075,421	85,316,173	520,964	523,522

Contract owners’ equity end of period	$312,761	340,867	16,761	76,668	106,519,061	89,075,421	496,379	520,964

CHANGES IN UNITS:
Beginning units	2,646	2,500	553	585	82,876	92,919	3,588	3,688
Units purchased	463	1,160	7	61	7,400	10,380	3,463	2,346
Units redeemed	(616)	(1,014)	(436)	(93)	(15,024)	(20,423)	(3,461)	(2,446)

Ending units	2,493	2,646	124	553	75,252	82,876	3,590	3,588

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GBF4		CAF4		GVIDA		NVDBL2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$211,835	313,156	(67)	(855)	39,318	32,176	147	151
Realized gain (loss) on investments	(91,299)	176,845	1,015,177	757,217	123,588	(420,545)	468	84
Change in unrealized gain (loss) on investments	(1,097,659)	(604,505)	3,889,023	1,465,914	893,089	997,706	1,351	1,104
Reinvested capital gains	184,694	591,243	-	-	-	-	158	183

Net increase (decrease) in contract owners’ equity resulting from operations	(792,429)	476,739	4,904,133	2,222,276	1,055,995	609,337	2,124	1,522

Equity transactions:
Purchase payments received from contract owners (note 5)	2,133,954	2,186,167	1,267,896	1,602,883	421,127	436,432	3,687	826
Transfers between subaccounts (including fixed account), net (note 5a)	(113,364)	54,308	20,097	(124,801)	-	3	-	-
Surrenders and Death Benefits (notes 3 and note 5)	(2,237,159)	(2,649,277)	(1,579,700)	(1,524,104)	(471,333)	(983,159)	(56)	(5)
Net policy repayments (loans) (note 4)	144,654	(158,312)	(91,051)	50,997	(49,344)	16,332	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(1,257,095)	(1,411,234)	(1,267,299)	(1,367,503)	(292,587)	(307,282)	(4,999)	(4,370)
Adjustments to maintain reserves	75	(5,553)	259	(1,701)	(1,005)	(84)	(41)	(64)

Net equity transactions	(1,328,935)	(1,983,901)	(1,649,798)	(1,364,229)	(393,142)	(837,758)	(1,409)	(3,613)

Net change in contract owners’ equity	(2,121,364)	(1,507,162)	3,254,335	858,047	662,853	(228,421)	715	(2,091)
Contract owners’ equity beginning of period	17,753,833	19,260,995	17,732,583	16,874,536	4,200,717	4,429,138	16,743	18,834

Contract owners’ equity end of period	$15,632,469	17,753,833	20,986,918	17,732,583	4,863,570	4,200,717	17,458	16,743

CHANGES IN UNITS:
Beginning units	35,723	39,845	101,294	108,961	22,491	27,231	122	149
Units purchased	9,412	8,195	7,776	11,851	2,153	2,776	25	6
Units redeemed	(11,758)	(12,317)	(16,839)	(19,518)	(4,036)	(7,516)	(34)	(33)

Ending units	33,377	35,723	92,231	101,294	20,608	22,491	113	122

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVDCA2		GVIDC		GVIDM		GVDMA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$75	64	17,540	23,175	432,792	484,168	251,899	206,573
Realized gain (loss) on investments	37	20	34,210	75,825	1,798,257	1,700,306	(222,353)	(888,194)
Change in unrealized gain (loss) on investments	999	483	6,755	(9,317)	4,074,331	1,995,277	4,813,899	3,471,682
Reinvested capital gains	107	71	33,104	34,694	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,218	638	91,609	124,377	6,305,380	4,179,751	4,843,445	2,790,061

Equity transactions:
Purchase payments received from contract owners (note 5)	515	515	239,112	1,030,551	3,146,367	3,452,696	3,213,803	2,653,506
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	2	(363,240)	(160,149)	(16)	(26)
Surrenders and Death Benefits (notes 3 and note 5)	-	-	(630,361)	(1,117,185)	(3,487,751)	(5,110,815)	(1,809,533)	(2,489,036)
Net policy repayments (loans) (note 4)	-	-	(19,766)	(73,486)	495,471	(318,823)	(114,815)	(18,250)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(232)	(220)	(242,310)	(392,310)	(3,249,761)	(3,570,150)	(1,741,266)	(1,853,458)
Adjustments to maintain reserves	33	(16)	1,284	(542)	860	(4,187)	(271)	(922)

Net equity transactions	316	279	(652,041)	(552,970)	(3,458,054)	(5,711,428)	(452,098)	(1,708,186)

Net change in contract owners’ equity	1,534	917	(560,432)	(428,593)	2,847,326	(1,531,677)	4,391,347	1,081,875
Contract owners’ equity beginning of period	6,360	5,443	2,505,966	2,934,559	41,233,824	42,765,501	23,128,212	22,046,337

Contract owners’ equity end of period	$7,894	6,360	1,945,534	2,505,966	44,081,150	41,233,824	27,519,559	23,128,212

CHANGES IN UNITS:
Beginning units	43	41	17,586	21,529	153,614	175,199	122,683	133,601
Units purchased	3	5	1,894	7,625	17,920	18,354	11,895	14,338
Units redeemed	(1)	(3)	(6,391)	(11,568)	(28,560)	(39,939)	(18,950)	(25,256)

Ending units	45	43	13,089	17,586	142,974	153,614	115,628	122,683

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMC		MCIF		NVMIG3		GVDIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$28,175	33,183	17,291	15,796	8,109	(1,893)	248,936	(20,539)
Realized gain (loss) on investments	19,622	(10,334)	202,788	(23,445)	90,458	57,868	(1,209,718)	(2,339,514)
Change in unrealized gain (loss) on investments	191,963	139,091	850,490	321,861	195,240	154,413	3,890,224	4,515,358
Reinvested capital gains	35,341	10,833	106,801	256,062	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	275,101	172,773	1,177,370	570,274	293,807	210,388	2,929,442	2,155,305

Equity transactions:
Purchase payments received from contract owners (note 5)	259,054	909,376	619,645	554,914	201,292	150,089	1,490,487	1,718,522
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	1	(92)	(49)	(20,341)	32,419
Surrenders and Death Benefits (notes 3 and note 5)	(467,330)	(61,763)	(861,011)	(373,499)	(232,894)	(216,301)	(1,332,804)	(2,088,256)
Net policy repayments (loans) (note 4)	(354)	(3,442)	(25,582)	(4,241)	5,431	(20,875)	143,068	144,529
Redemptions to pay cost of insurance charges and administration charges (note 5)	(189,021)	(162,587)	(248,002)	(218,311)	(116,186)	(136,900)	(962,396)	(1,029,716)
Adjustments to maintain reserves	(826)	420	1,369	(519)	(13)	(75)	8	(7,323)

Net equity transactions	(398,477)	682,004	(513,581)	(41,655)	(142,462)	(224,111)	(681,978)	(1,229,825)

Net change in contract owners’ equity	(123,376)	854,777	663,789	528,619	151,345	(13,723)	2,247,464	925,480
Contract owners’ equity beginning of period	3,039,975	2,185,198	3,983,123	3,454,504	1,520,326	1,534,049	14,578,313	13,652,833

Contract owners’ equity end of period	$2,916,599	3,039,975	4,646,912	3,983,123	1,671,671	1,520,326	16,825,777	14,578,313

CHANGES IN UNITS:
Beginning units	16,600	13,818	14,971	15,458	15,670	18,179	102,107	114,511
Units purchased	1,218	4,243	1,776	2,049	2,137	1,808	13,625	16,615
Units redeemed	(2,402)	(1,461)	(3,725)	(2,536)	(3,502)	(4,317)	(18,814)	(29,019)

Ending units	15,416	16,600	13,022	14,971	14,305	15,670	96,918	102,107

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDIV4		NVMLG1		NVMLV1		NVMMG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$181,651	(16,121)	1,798	(8,781)	20,255	18,619	(332,900)	(230,296)
Realized gain (loss) on investments	(875,531)	(2,006,499)	178,237	104,903	138,417	(3,699)	3,046,885	2,697,758
Change in unrealized gain (loss) on investments	2,851,361	3,806,375	738,848	351,263	607,089	395,840	9,682,651	(544,323)
Reinvested capital gains	-	-	275,493	94,055	157,021	-	3,647,190	4,239,388

Net increase (decrease) in contract owners’ equity resulting from operations	2,157,481	1,783,755	1,194,376	541,440	922,782	410,760	16,043,826	6,162,527

Equity transactions:
Purchase payments received from contract owners (note 5)	187,185	180,645	515,011	519,812	288,164	391,782	2,575,013	2,621,367
Transfers between subaccounts (including fixed account), net (note 5a)	(91,119)	(185,493)	(2)	(8)	-	2	110,348	(636,521)
Surrenders and Death Benefits (notes 3 and note 5)	(778,366)	(2,044,184)	(538,848)	(635,173)	(544,091)	(236,477)	(5,108,539)	(4,760,054)
Net policy repayments (loans) (note 4)	18,481	71,141	(8,348)	(16,190)	3,390	16,972	38,713	87,513
Redemptions to pay cost of insurance charges and administration charges (note 5)	(849,104)	(1,007,543)	(266,087)	(284,920)	(196,816)	(210,388)	(2,787,311)	(3,040,353)
Adjustments to maintain reserves	4,003	(467)	(39,572)	6,651	37,528	(7,420)	(3,840)	(13,583)

Net equity transactions	(1,508,920)	(2,985,901)	(337,846)	(409,828)	(411,825)	(45,529)	(5,175,616)	(5,741,631)

Net change in contract owners’ equity	648,561	(1,202,146)	856,530	131,612	510,957	365,231	10,868,210	420,896
Contract owners’ equity beginning of period	11,334,206	12,536,352	3,755,083	3,623,471	2,825,919	2,460,688	44,451,997	44,031,101

Contract owners’ equity end of period	$11,982,767	11,334,206	4,611,613	3,755,083	3,336,876	2,825,919	55,320,207	44,451,997

CHANGES IN UNITS:
Beginning units	21,290	30,590	33,884	37,069	25,563	26,750	277,437	314,411
Units purchased	381	619	4,265	4,499	2,719	3,011	19,868	24,848
Units redeemed	(3,608)	(9,919)	(6,295)	(7,684)	(4,945)	(4,198)	(50,281)	(61,822)

Ending units	18,063	21,290	31,854	33,884	23,337	25,563	247,024	277,437

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMV2		SCGF		SCVF4		SCF4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$26,016	19,865	(13,472)	(13,672)	27,986	42,394	(93,661)	(69,137)
Realized gain (loss) on investments	249,908	153,754	141,484	105,489	406,540	(107,387)	(38,470)	(730,643)
Change in unrealized gain (loss) on investments	1,119,475	54,573	451,800	137,082	6,196,578	3,173,891	5,986,102	2,996,626
Reinvested capital gains	257,930	473,203	104,511	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,653,329	701,395	684,323	228,899	6,631,104	3,108,898	5,853,971	2,196,846

Equity transactions:
Purchase payments received from contract owners (note 5)	367,775	334,617	122,918	116,636	1,384,449	1,052,356	1,100,928	1,186,036
Transfers between subaccounts (including fixed account), net (note 5a)	4	(7)	1	-	333,410	(52,602)	(163,881)	(131,374)
Surrenders and Death Benefits (notes 3 and note 5)	(390,963)	(470,048)	(171,296)	(219,793)	(2,186,318)	(1,747,859)	(1,813,395)	(1,890,354)
Net policy repayments (loans) (note 4)	(74,213)	5,854	6,530	(339,774)	(53,734)	67,218	(67,126)	135,985
Redemptions to pay cost of insurance charges and administration charges (note 5)	(354,327)	(389,887)	(94,975)	(104,334)	(1,138,006)	(1,173,111)	(1,283,276)	(1,363,588)
Adjustments to maintain reserves	200	(217)	(304)	(742)	(45)	(11,248)	746	(2,519)

Net equity transactions	(451,524)	(519,688)	(137,126)	(548,007)	(1,660,244)	(1,865,246)	(2,226,004)	(2,065,814)

Net change in contract owners’ equity	1,201,805	181,707	547,197	(319,108)	4,970,860	1,243,652	3,627,967	131,032
Contract owners’ equity beginning of period	4,925,740	4,744,033	1,625,975	1,945,083	17,530,041	16,286,389	15,672,845	15,541,813

Contract owners’ equity end of period	$6,127,545	4,925,740	2,173,172	1,625,975	22,500,901	17,530,041	19,300,812	15,672,845

CHANGES IN UNITS:
Beginning units	42,495	47,273	9,378	12,587	70,679	79,543	65,481	73,625
Units purchased	3,447	3,665	749	871	5,722	6,143	5,297	7,470
Units redeemed	(6,696)	(8,443)	(1,414)	(4,080)	(12,941)	(15,007)	(13,208)	(15,614)

Ending units	39,246	42,495	8,713	9,378	63,460	70,679	57,570	65,481

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSBF		GVEX4		NVSTB2		NVOLG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$48,768	36,078	1,506,224	1,512,838	4,302	7,055	99,037	89,510
Realized gain (loss) on investments	68,578	53,402	7,750,894	4,377,582	5,360	18,271	3,276,706	1,135,966
Change in unrealized gain (loss) on investments	(150,282)	107,038	25,375,858	10,879,532	(18,989)	28,246	26,086,136	13,341,904
Reinvested capital gains	-	-	-	-	1,033	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(32,936)	196,518	34,632,976	16,769,952	(8,294)	53,572	29,461,879	14,567,380

Equity transactions:
Purchase payments received from contract owners (note 5)	262,130	461,213	8,892,722	9,754,832	244,682	202,723	5,491,364	5,586,315
Transfers between subaccounts (including fixed account), net (note 5a)	(1)	(2)	843,993	(128,071)	-	-	(1,075,462)	(314,561)
Surrenders and Death Benefits (notes 3 and note 5)	(331,220)	(235,888)	(12,349,316)	(14,998,606)	(163,290)	(803,000)	(9,048,442)	(9,152,707)
Net policy repayments (loans) (note 4)	105	12,659	(547,383)	(18,009)	(1,385)	(8,259)	(116,487)	237,416
Redemptions to pay cost of insurance charges and administration charges (note 5)	(157,918)	(166,114)	(9,917,021)	(10,501,946)	(115,108)	(145,660)	(6,134,386)	(6,474,685)
Adjustments to maintain reserves	(1,142)	585	(2,350)	(8,260)	93	(10)	6,855	(9,606)

Net equity transactions	(228,046)	72,453	(13,079,355)	(15,900,060)	(35,008)	(754,206)	(10,876,558)	(10,127,828)

Net change in contract owners’ equity	(260,982)	268,971	21,553,621	869,892	(43,302)	(700,634)	18,585,321	4,439,552
Contract owners’ equity beginning of period	2,003,455	1,734,484	116,897,900	116,028,008	1,367,890	2,068,524	87,824,532	83,384,980

Contract owners’ equity end of period	$1,742,473	2,003,455	138,451,521	116,897,900	1,324,588	1,367,890	106,409,853	87,824,532

CHANGES IN UNITS:
Beginning units	9,545	9,760	226,237	260,861	12,361	19,207	411,546	459,162
Units purchased	1,606	1,665	18,519	26,054	3,663	2,844	29,934	37,461
Units redeemed	(2,182)	(1,880)	(40,433)	(60,678)	(3,987)	(9,690)	(71,766)	(85,077)

Ending units	8,969	9,545	204,323	226,237	12,037	12,361	369,714	411,546

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVTIV3		EIF4		NVRE1		SAM4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,073	3,371	(112,118)	95,659	27,185	12,586	(243,710)	(236,497)
Realized gain (loss) on investments	(2,798)	(4,569)	441,379	(159,360)	254,204	183,148	-	-
Change in unrealized gain (loss) on investments	30,439	26,715	4,490,001	2,503,792	(431,277)	(30,182)	-	-
Reinvested capital gains	1,712	2,577	-	-	255,379	327,991	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,426	28,094	4,819,262	2,440,091	105,491	493,543	(243,710)	(236,497)

Equity transactions:
Purchase payments received from contract owners (note 5)	43,014	34,516	1,042,093	1,013,114	506,007	462,357	14,981,177	14,766,054
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	61,065	(136,114)	(2)	(2)	967,065	1,769,601
Surrenders and Death Benefits (notes 3 and note 5)	(67,047)	(14,865)	(2,370,953)	(1,907,765)	(462,194)	(376,752)	(16,069,055)	(16,316,572)
Net policy repayments (loans) (note 4)	365	288	(42,369)	60,844	(19,700)	(13,941)	350,634	501,861
Redemptions to pay cost of insurance charges and administration charges (note 5)	(4,920)	(6,305)	(1,180,606)	(1,123,990)	(202,950)	(233,179)	(4,343,633)	(4,916,531)
Adjustments to maintain reserves	61,392	(8,362)	1,905	(3,247)	220	(147)	2,108	(6,652)

Net equity transactions	32,804	5,272	(2,488,865)	(2,097,158)	(178,619)	(161,664)	(4,111,704)	(4,202,239)

Net change in contract owners’ equity	64,230	33,366	2,330,397	342,933	(73,128)	331,879	(4,355,414)	(4,438,736)
Contract owners’ equity beginning of period	134,566	101,200	14,900,315	14,557,382	3,671,963	3,340,084	37,857,180	42,295,916

Contract owners’ equity end of period	$198,796	134,566	17,230,712	14,900,315	3,598,835	3,671,963	33,501,766	37,857,180

CHANGES IN UNITS:
Beginning units	953	863	70,875	82,462	32,024	33,484	172,313	188,555
Units purchased	396	262	5,607	6,964	5,528	4,596	83,812	22,723
Units redeemed	(145)	(172)	(16,949)	(18,551)	(6,870)	(6,056)	(105,793)	(38,965)

Ending units	1,204	953	59,533	70,875	30,682	32,024	150,332	172,313

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ALVGIA		ALVSVA		ACVIG		ACVIP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$17,221	14,274	(1,167)	(3,927)	24,823	19,355	23,140	56,252
Realized gain (loss) on investments	47,570	5,925	245,487	287,932	73,229	(95,227)	57,723	152,662
Change in unrealized gain (loss) on investments	636,107	229,443	459,727	67,046	381,638	258,254	(413,593)	(67,425)
Reinvested capital gains	-	-	176,045	79,796	-	-	95,424	78,760

Net increase (decrease) in contract owners’ equity resulting from operations	700,898	249,642	880,092	430,847	479,690	182,382	(237,306)	220,249

Equity transactions:
Purchase payments received from contract owners (note 5)	792,580	296,719	751,560	163,382	333,863	250,155	210,670	505,716
Transfers between subaccounts (including fixed account), net (note 5a)	(30)	(72)	(6)	(73)	(1)	-	(135)	44
Surrenders and Death Benefits (notes 3 and note 5)	(92,392)	(167,125)	(625,203)	(617,640)	(334,648)	(235,835)	(682,101)	(828,380)
Net policy repayments (loans) (note 4)	(4,042)	629	13,207	8,664	(1,845)	(12,484)	(3,565)	(16,577)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(198,713)	(162,376)	(160,184)	(171,486)	(114,424)	(127,343)	(252,958)	(257,675)
Adjustments to maintain reserves	131	(396)	(1,202)	186	(417)	(183)	302	(411)

Net equity transactions	497,534	(32,621)	(21,828)	(616,967)	(117,472)	(125,690)	(727,787)	(597,283)

Net change in contract owners’ equity	1,198,432	217,021	858,264	(186,120)	362,218	56,692	(965,093)	(377,034)
Contract owners’ equity beginning of period	1,722,023	1,505,002	2,412,011	2,598,131	1,356,334	1,299,642	3,057,694	3,434,728

Contract owners’ equity end of period	$2,920,455	1,722,023	3,270,275	2,412,011	1,718,552	1,356,334	2,092,601	3,057,694

CHANGES IN UNITS:
Beginning units	9,049	9,370	8,206	9,452	7,703	8,438	17,193	18,748
Units purchased	1,445	1,682	1,808	731	1,186	1,654	2,061	3,230
Units redeemed	(1,393)	(2,003)	(1,939)	(1,977)	(1,670)	(2,389)	(6,574)	(4,785)

Ending units	9,101	9,049	8,075	8,206	7,219	7,703	12,680	17,193

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVI		ACVMV1		ACVU1		ACVVS1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,347	528	5,738	11,370	(3)	(249)	-	-
Realized gain (loss) on investments	8,797	34,645	130,198	20,464	5,976	3,623	18	11
Change in unrealized gain (loss) on investments	52,780	26,981	122,500	45,942	4,328	1,894	23	15
Reinvested capital gains	-	-	15,035	46,488	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	64,924	62,154	273,471	124,264	10,301	5,268	41	26

Equity transactions:
Purchase payments received from contract owners (note 5)	37,084	31,095	488,821	92,218	27	3,628	-	-
Transfers between subaccounts (including fixed account), net (note 5a)	(2)	-	(12)	(5)	-	-	-	-
Surrenders and Death Benefits (notes 3 and note 5)	(5,702)	(100,040)	(429,736)	(72,291)	(6,946)	(6,341)	-	-
Net policy repayments (loans) (note 4)	(103)	(239)	8,301	384	-	(53)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(28,633)	(21,431)	(53,854)	(51,944)	(8,721)	(8,186)	(49)	(47)
Adjustments to maintain reserves	454	694	(63)	(44)	1,125	91	48	39

Net equity transactions	3,098	(89,921)	13,457	(31,682)	(14,515)	(10,861)	(1)	(8)

Net change in contract owners’ equity	68,022	(27,767)	286,928	92,582	(4,214)	(5,593)	40	18
Contract owners’ equity beginning of period	298,941	326,708	891,956	799,374	34,143	39,736	137	119

Contract owners’ equity end of period	$366,963	298,941	1,178,884	891,956	29,929	34,143	177	137

CHANGES IN UNITS:
Beginning units	306	446	5,224	5,409	34	43	1	1
Units purchased	26	22	2,598	766	-	4	-	1
Units redeemed	(46)	(162)	(2,481)	(951)	(12)	(13)	-	(1)

Ending units	286	306	5,341	5,224	22	34	1	1

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DVSCS		DCAP		DSC		FVCA2P
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$28,398	(19,251)	36,748	83,133	(3,803)	(1,891)	334	(151)
Realized gain (loss) on investments	485,038	(47,618)	110,413	(13,143)	155,485	3,893	2,627	3,509
Change in unrealized gain (loss) on investments	2,255,317	762,761	391,056	174,601	43,804	49,410	9,937	(12)
Reinvested capital gains	112,810	230,318	6,924	-	-	-	2,248	5,524

Net increase (decrease) in contract owners’ equity resulting from operations	2,881,563	926,210	545,141	244,591	195,486	51,412	15,146	8,870

Equity transactions:
Purchase payments received from contract owners (note 5)	1,707,410	1,185,461	279,445	769,583	838,125	66,446	20,524	10,481
Transfers between subaccounts (including fixed account), net (note 5a)	(3)	(1)	(6)	35	(1)	2	-	-
Surrenders and Death Benefits (notes 3 and note 5)	(1,531,294)	(428,669)	(331,775)	(484,029)	(489,935)	(27,479)	(12,112)	(11,629)
Net policy repayments (loans) (note 4)	(24,399)	17,825	(9,782)	(7,086)	2,572	1,977	1,258	1,289
Redemptions to pay cost of insurance charges and administration charges (note 5)	(461,256)	(447,973)	(201,684)	(209,447)	(28,238)	(16,626)	(8,853)	(10,139)
Adjustments to maintain reserves	(61)	(943)	1,507	(235)	(212)	(71)	712	(1,034)

Net equity transactions	(309,603)	325,700	(262,295)	68,821	322,311	24,249	1,529	(11,032)

Net change in contract owners’ equity	2,571,960	1,251,910	282,846	313,412	517,797	75,661	16,675	(2,162)
Contract owners’ equity beginning of period	7,388,329	6,136,419	2,793,801	2,480,389	320,631	244,970	95,709	97,871

Contract owners’ equity end of period	$9,960,289	7,388,329	3,076,647	2,793,801	838,428	320,631	112,384	95,709

CHANGES IN UNITS:
Beginning units	29,851	28,872	15,700	15,224	1,728	1,824	591	656
Units purchased	5,446	4,949	1,495	3,774	1,278	216	139	88
Units redeemed	(6,661)	(3,970)	(2,250)	(3,298)	(918)	(312)	(131)	(153)

Ending units	28,636	29,851	14,945	15,700	2,088	1,728	599	591

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FQB		FEIP		FHIP		FAMP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$94,411	94,825	1,619,992	2,050,063	396,855	456,987	271,271	291,501
Realized gain (loss) on investments	20,321	30,621	(736,948)	(2,032,642)	38,786	(196,384)	463,562	288,645
Change in unrealized gain (loss) on investments	(110,421)	115,369	14,645,621	7,375,449	(13,198)	880,270	3,376,642	2,630,496
Reinvested capital gains	-	-	5,865,044	5,164,873	-	-	72,434	214,666

Net increase (decrease) in contract owners’ equity resulting from operations	4,311	240,815	21,393,709	12,557,743	422,443	1,140,873	4,183,909	3,425,308

Equity transactions:
Purchase payments received from contract owners (note 5)	561,733	751,103	5,776,489	6,115,454	335,370	635,787	2,758,988	2,374,196
Transfers between subaccounts (including fixed account), net (note 5a)	(1)	-	(591,228)	(553,675)	(316,290)	103,180	(192,306)	(227,389)
Surrenders and Death Benefits (notes 3 and note 5)	(430,717)	(708,068)	(7,965,461)	(8,309,876)	(875,779)	(1,177,811)	(2,032,887)	(3,468,449)
Net policy repayments (loans) (note 4)	(12,548)	(14,326)	321,896	26,099	(19,037)	50,953	(460,152)	(125,124)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(253,490)	(280,407)	(6,510,185)	(6,844,442)	(634,654)	(686,039)	(2,619,137)	(2,818,444)
Adjustments to maintain reserves	94	64	4,619	(8,453)	(209)	(1,577)	1,583	862

Net equity transactions	(134,929)	(251,634)	(8,963,870)	(9,574,893)	(1,510,599)	(1,075,507)	(2,543,911)	(4,264,348)

Net change in contract owners’ equity	(130,618)	(10,819)	12,429,839	2,982,850	(1,088,156)	65,366	1,639,998	(839,040)
Contract owners’ equity beginning of period	2,749,233	2,760,052	81,967,981	78,985,131	8,853,867	8,788,501	29,409,345	30,248,385

Contract owners’ equity end of period	$2,618,615	2,749,233	94,397,820	81,967,981	7,765,711	8,853,867	31,049,343	29,409,345

CHANGES IN UNITS:
Beginning units	15,521	16,802	150,011	169,119	17,236	20,354	64,290	72,267
Units purchased	3,221	5,100	12,830	15,937	438	594	7,070	6,886
Units redeemed	(4,801)	(6,381)	(26,320)	(35,045)	(3,050)	(3,712)	(11,596)	(14,863)

Ending units	13,941	15,521	136,521	150,011	14,624	17,236	59,764	64,290

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FNRS2		FEIS		FF10S		FF20S
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(532)	1,268	85,258	97,835	1,680	8,193	17,164	22,129
Realized gain (loss) on investments	155,657	108,678	(57,667)	(167,847)	56,775	19,385	109,073	464
Change in unrealized gain (loss) on investments	211,543	(39,608)	786,330	412,421	(14,510)	38,982	97,319	161,674
Reinvested capital gains	10,784	-	336,730	264,599	6,986	10,505	22,863	21,290

Net increase (decrease) in contract owners’ equity resulting from operations	377,452	70,338	1,150,651	607,008	50,931	77,065	246,419	205,557

Equity transactions:
Purchase payments received from contract owners (note 5)	242,198	307,534	632,368	621,054	59,543	39,053	115,379	201,037
Transfers between subaccounts (including fixed account), net (note 5a)	-	(4)	(3)	(6)	-	-	-	17
Surrenders and Death Benefits (notes 3 and note 5)	(466,620)	(184,112)	(343,423)	(305,645)	(540,235)	(9,538)	(311,137)	(11,299)
Net policy repayments (loans) (note 4)	(7,451)	5,322	(11,152)	(3,029)	(87)	123	23,195	1,641
Redemptions to pay cost of insurance charges and administration charges (note 5)	(116,774)	(143,184)	(336,909)	(335,858)	(35,814)	(71,793)	(119,122)	(206,774)
Adjustments to maintain reserves	(46)	(146)	286	(147)	11	(78)	137	(127)

Net equity transactions	(348,693)	(14,590)	(58,833)	(23,631)	(516,582)	(42,233)	(291,548)	(15,505)

Net change in contract owners’ equity	28,759	55,748	1,091,818	583,377	(465,651)	34,832	(45,129)	190,052
Contract owners’ equity beginning of period	1,797,577	1,741,829	4,345,627	3,762,250	753,672	718,840	1,846,144	1,656,092

Contract owners’ equity end of period	$1,826,336	1,797,577	5,437,445	4,345,627	288,021	753,672	1,801,015	1,846,144

CHANGES IN UNITS:
Beginning units	10,390	10,469	25,858	26,038	5,273	5,579	12,820	12,925
Units purchased	1,375	2,089	3,487	4,080	406	288	915	1,543
Units redeemed	(3,198)	(2,168)	(3,880)	(4,260)	(3,883)	(594)	(2,881)	(1,648)

Ending units	8,567	10,390	25,465	25,858	1,796	5,273	10,854	12,820

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF30S		FGP		FGS		FHIPR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$16,583	18,127	(430,315)	33,873	(15,848)	(5,816)	260,894	245,804
Realized gain (loss) on investments	1,767	(20,646)	7,342,924	4,647,691	58,660	32,581	76,162	160,077
Change in unrealized gain (loss) on investments	272,855	174,591	27,976,399	9,664,209	812,044	276,419	(89,698)	185,586
Reinvested capital gains	23,611	12,391	78,611	-	1,979	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	314,816	184,463	34,967,619	14,345,773	856,835	303,184	247,358	591,467

Equity transactions:
Purchase payments received from contract owners (note 5)	266,952	116,711	7,966,894	8,416,447	284,954	353,768	1,235,424	2,056,262
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	(60,734)	(409,618)	(1)	(1)	5	(7)
Surrenders and Death Benefits (notes 3 and note 5)	(36,236)	(65,568)	(10,110,956)	(13,115,460)	(254,654)	(141,982)	(792,396)	(1,467,173)
Net policy repayments (loans) (note 4)	(32)	2,010	(111,781)	309,957	(17,263)	(15,846)	(27,023)	(33,114)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(79,267)	(68,700)	(8,951,498)	(9,571,497)	(184,148)	(195,879)	(374,159)	(439,177)
Adjustments to maintain reserves	198	(87)	7,315	(5,764)	-	5	(4,566)	(4,697)

Net equity transactions	151,615	(15,634)	(11,260,760)	(14,375,935)	(171,112)	65	37,285	112,094

Net change in contract owners’ equity	466,431	168,829	23,706,859	(30,162)	685,723	303,249	284,643	703,561
Contract owners’ equity beginning of period	1,431,901	1,263,072	104,283,398	104,313,560	2,509,079	2,205,830	4,947,153	4,243,592

Contract owners’ equity end of period	$1,898,332	1,431,901	127,990,257	104,283,398	3,194,802	2,509,079	5,231,796	4,947,153

CHANGES IN UNITS:
Beginning units	10,016	10,126	216,881	250,347	15,108	15,100	35,561	34,624
Units purchased	1,754	907	19,317	24,710	1,565	2,430	10,275	16,266
Units redeemed	(760)	(1,017)	(39,696)	(58,176)	(2,443)	(2,422)	(10,099)	(15,329)

Ending units	11,010	10,016	196,502	216,881	14,230	15,108	35,737	35,561

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FIGBP		FIGBS		FMCS		FOP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$461,522	549,657	22,373	21,836	(33,156)	(20,675)	91,682	166,296
Realized gain (loss) on investments	213,924	389,098	576	14,698	53,058	(53,369)	8,688	(87,868)
Change in unrealized gain (loss) on investments	(1,811,982)	(42,215)	(80,362)	(4,170)	1,965,175	691,566	3,229,651	2,112,631
Reinvested capital gains	343,666	883,409	17,782	39,819	1,484,407	829,692	47,739	40,086

Net increase (decrease) in contract owners’ equity resulting from operations	(792,870)	1,779,949	(39,631)	72,183	3,469,484	1,447,214	3,377,760	2,231,145

Equity transactions:
Purchase payments received from contract owners (note 5)	2,299,556	3,601,083	153,792	169,283	1,057,569	819,858	399,021	461,953
Transfers between subaccounts (including fixed account), net (note 5a)	(438,609)	(65,505)	-	-	4	-	(37,748)	(47,646)
Surrenders and Death Benefits (notes 3 and note 5)	(2,954,114)	(4,848,169)	(15,739)	(79,058)	(1,689,665)	(1,787,126)	(1,043,617)	(1,340,597)
Net policy repayments (loans) (note 4)	(73,231)	61,000	387	(67,007)	4,047	28,769	(36,154)	145,421
Redemptions to pay cost of insurance charges and administration charges (note 5)	(2,444,044)	(2,861,516)	(109,880)	(125,901)	(699,863)	(728,021)	(926,399)	(992,819)
Adjustments to maintain reserves	1,300	(2,322)	(30)	(81)	(1,798)	(565)	1,669	(2,034)

Net equity transactions	(3,609,142)	(4,115,429)	28,530	(102,764)	(1,329,706)	(1,667,085)	(1,643,228)	(1,775,722)

Net change in contract owners’ equity	(4,402,012)	(2,335,480)	(11,101)	(30,581)	2,139,778	(219,871)	1,734,532	455,423
Contract owners’ equity beginning of period	32,793,519	35,128,999	1,487,703	1,518,284	10,529,612	10,749,483	12,275,875	11,820,452

Contract owners’ equity end of period	$28,391,507	32,793,519	1,476,602	1,487,703	12,669,390	10,529,612	14,010,407	12,275,875

CHANGES IN UNITS:
Beginning units	87,058	98,957	9,601	10,286	30,197	34,398	28,954	34,059
Units purchased	12,514	13,595	1,528	1,316	3,008	3,000	682	1,781
Units redeemed	(18,226)	(25,494)	(1,343)	(2,001)	(6,324)	(7,201)	(5,102)	(6,886)

Ending units	81,346	87,058	9,786	9,601	26,881	30,197	24,534	28,954

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FOPR		FOS		FOSR		FVSS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$149,034	273,591	271	556	16,051	27,858	2,571	(4,817)
Realized gain (loss) on investments	(1,078,256)	(1,352,471)	(1,540)	(5,364)	(64,654)	(151,820)	194,019	238,157
Change in unrealized gain (loss) on investments	6,481,264	4,584,351	14,995	14,263	775,578	538,324	371,798	241,677
Reinvested capital gains	81,217	66,442	200	173	10,999	8,237	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,633,259	3,571,913	13,926	9,628	737,974	422,599	568,388	475,017

Equity transactions:
Purchase payments received from contract owners (note 5)	2,035,628	2,020,652	1,725	1,699	329,803	331,994	345,489	164,466
Transfers between subaccounts (including fixed account), net (note 5a)	(360,124)	(125,673)	-	-	-	-	1	3
Surrenders and Death Benefits (notes 3 and note 5)	(2,690,985)	(2,391,995)	(3,489)	(2,484)	(165,338)	(173,929)	(316,118)	(506,326)
Net policy repayments (loans) (note 4)	98,451	107,904	177	(643)	(6,203)	(3,287)	(23,239)	6,114
Redemptions to pay cost of insurance charges and administration charges (note 5)	(1,323,417)	(1,398,287)	(6,975)	(8,143)	(190,474)	(189,059)	(146,401)	(140,655)
Adjustments to maintain reserves	3,636	(5,373)	7	105	96	(96)	557	241

Net equity transactions	(2,236,811)	(1,792,772)	(8,555)	(9,466)	(32,116)	(34,377)	(139,711)	(476,157)

Net change in contract owners’ equity	3,396,448	1,779,141	5,371	162	705,858	388,222	428,677	(1,140)
Contract owners’ equity beginning of period	20,255,400	18,476,259	53,121	52,959	2,511,689	2,123,467	1,940,867	1,942,007

Contract owners’ equity end of period	$23,651,848	20,255,400	58,492	53,121	3,217,547	2,511,689	2,369,544	1,940,867

CHANGES IN UNITS:
Beginning units	121,485	132,941	275	328	18,258	18,487	7,354	7,881
Units purchased	14,217	16,594	9	13	2,357	2,827	1,349	897
Units redeemed	(24,914)	(28,050)	(50)	(66)	(2,530)	(3,056)	(1,801)	(1,424)

Ending units	110,788	121,485	234	275	18,085	18,258	6,902	7,354

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVRDI		FTVSVI		FTVDM3		TIF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$71,410	67,592	45,431	17,591	21,831	16,359	24,395	31,567
Realized gain (loss) on investments	781,726	744,300	301,624	(67,569)	63,460	135,335	25,360	(97,517)
Change in unrealized gain (loss) on investments	897,820	(127,040)	1,333,101	905,487	(106,136)	105,586	215,523	257,752
Reinvested capital gains	-	-	95,428	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,750,956	684,852	1,775,584	855,509	(20,845)	257,280	265,278	191,802

Equity transactions:
Purchase payments received from contract owners (note 5)	1,262,944	1,427,810	576,429	397,947	320,259	281,004	323,509	121,722
Transfers between subaccounts (including fixed account), net (note 5a)	(40)	10	(4)	(68)	-	39	48	2
Surrenders and Death Benefits (notes 3 and note 5)	(1,657,234)	(1,534,012)	(849,189)	(786,009)	(520,382)	(314,314)	(54,899)	(170,796)
Net policy repayments (loans) (note 4)	(264)	(10,633)	(25,606)	6,297	(13,328)	1,620	10,894	12,434
Redemptions to pay cost of insurance charges and administration charges (note 5)	(466,687)	(559,847)	(348,602)	(383,094)	(143,915)	(177,914)	(131,925)	(128,415)
Adjustments to maintain reserves	2,197	(1,564)	866	(824)	75	(142)	(101)	(739)

Net equity transactions	(859,084)	(678,236)	(646,106)	(765,751)	(357,291)	(209,707)	147,526	(165,792)

Net change in contract owners’ equity	891,872	6,616	1,129,478	89,758	(378,136)	47,573	412,804	26,010
Contract owners’ equity beginning of period	6,413,833	6,407,217	5,243,841	5,154,083	2,254,464	2,206,891	1,183,652	1,157,642

Contract owners’ equity end of period	$7,305,705	6,413,833	6,373,319	5,243,841	1,876,328	2,254,464	1,596,456	1,183,652

CHANGES IN UNITS:
Beginning units	28,081	31,764	18,139	21,059	12,320	13,552	1,971	2,155
Units purchased	5,363	6,695	1,811	1,857	2,108	1,773	198	152
Units redeemed	(8,853)	(10,378)	(3,516)	(4,777)	(3,989)	(3,005)	(249)	(336)

Ending units	24,591	28,081	16,434	18,139	10,439	12,320	1,920	1,971

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVGI3		FTVFA2		AMTB		AMINS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$109,423	141,748	4,542	614	126,689	208,414	18	4
Realized gain (loss) on investments	45,888	51,437	(3,110)	397	(186,297)	(215,747)	101	(127)
Change in unrealized gain (loss) on investments	(165,055)	139,944	(770)	3,074	56,229	348,988	262	477
Reinvested capital gains	33,551	4,048	7,017	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,807	337,177	7,679	4,085	(3,379)	341,655	381	354

Equity transactions:
Purchase payments received from contract owners (note 5)	342,165	468,806	58,045	550	762,945	843,365	1,272	1,042
Transfers between subaccounts (including fixed account), net (note 5a)	(4)	4	-	-	486,342	198,282	-	-
Surrenders and Death Benefits (notes 3 and note 5)	(300,751)	(371,226)	(26,713)	-	(457,140)	(544,772)	-	-
Net policy repayments (loans) (note 4)	(5,116)	(3,969)	-	-	35,119	(14,692)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(150,709)	(168,221)	(4,636)	(3,430)	(709,001)	(822,278)	(1,201)	(1,098)
Adjustments to maintain reserves	61	(58)	(40)	35	503	(2,397)	71	30

Net equity transactions	(114,354)	(74,664)	26,656	(2,845)	118,768	(342,492)	142	(26)

Net change in contract owners’ equity	(90,547)	262,513	34,335	1,240	115,389	(837)	523	328
Contract owners’ equity beginning of period	2,766,107	2,503,594	30,814	29,574	8,750,469	8,751,306	2,194	1,866

Contract owners’ equity end of period	$2,675,560	2,766,107	65,149	30,814	8,865,858	8,750,469	2,717	2,194

CHANGES IN UNITS:
Beginning units	14,340	14,830	294	323	35,997	38,233	17	17
Units purchased	2,033	2,701	476	7	6,333	5,203	9	9
Units redeemed	(2,627)	(3,191)	(264)	(36)	(6,382)	(7,439)	(8)	(9)

Ending units	13,746	14,340	506	294	35,948	35,997	18	17

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMCG		AMTP		AMFAS		AMSRS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,874)	(1,967)	17,116	(5,428)	(3,362)	(2,974)	153	(2,778)
Realized gain (loss) on investments	11,295	43,681	142,622	150,477	39,816	58,355	45,674	16,760
Change in unrealized gain (loss) on investments	66,984	(7,628)	643,212	264,174	141,085	(17,646)	173,324	45,867
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	76,405	34,086	802,950	409,223	177,539	37,735	219,151	59,849

Equity transactions:
Purchase payments received from contract owners (note 5)	3,523	28,782	146,402	138,980	77,711	54,297	52,794	47,669
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	(1)	(71)	(95)	(20)	-	(3)
Surrenders and Death Benefits (notes 3 and note 5)	(52)	(78,202)	(187,803)	(317,219)	(55,732)	(110,080)	(57,116)	(68,581)
Net policy repayments (loans) (note 4)	(140)	(37)	2,617	706	4,334	785	1,351	1,542
Redemptions to pay cost of insurance charges and administration charges (note 5)	(29,717)	(29,338)	(188,490)	(194,767)	(46,526)	(56,060)	(39,211)	(38,688)
Adjustments to maintain reserves	1,476	(1,211)	(856)	743	171	(468)	616	(752)

Net equity transactions	(24,910)	(80,006)	(228,131)	(371,628)	(20,137)	(111,546)	(41,566)	(58,813)

Net change in contract owners’ equity	51,495	(45,920)	574,819	37,595	157,402	(73,811)	177,585	1,036
Contract owners’ equity beginning of period	252,139	298,059	2,784,832	2,747,237	394,392	468,203	604,430	603,394

Contract owners’ equity end of period	$303,634	252,139	3,359,651	2,784,832	551,794	394,392	782,015	604,430

CHANGES IN UNITS:
Beginning units	565	610	3,452	4,031	2,512	2,826	2,447	2,722
Units purchased	4	15	196	223	415	448	248	255
Units redeemed	(24)	(60)	(430)	(802)	(576)	(762)	(346)	(530)

Ending units	545	565	3,218	3,452	2,351	2,512	2,349	2,447

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGS3		OVGS		OVGI		OVSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$58,635	113,015	8,035	16,041	8,337	4,808	2,827	(1,372)
Realized gain (loss) on investments	33,870	(135,855)	34,797	(58,632)	(382)	(31,273)	146,590	35,219
Change in unrealized gain (loss) on investments	2,136,052	1,551,970	219,249	252,251	592,411	353,232	243,266	153,072
Reinvested capital gains	-	-	-	-	-	-	14,950	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,228,557	1,529,130	262,081	209,660	600,366	326,767	407,633	186,919

Equity transactions:
Purchase payments received from contract owners (note 5)	808,306	884,782	38,962	40,446	232,253	226,771	260,825	99,212
Transfers between subaccounts (including fixed account), net (note 5a)	9	(19)	-	-	1	231	2	2
Surrenders and Death Benefits (notes 3 and note 5)	(794,316)	(759,290)	(230,589)	(196,781)	(293,662)	(405,785)	(269,010)	(236,573)
Net policy repayments (loans) (note 4)	(50,180)	(27,973)	1,053	2,819	(5,778)	7,794	(24,763)	19,221
Redemptions to pay cost of insurance charges and administration charges (note 5)	(569,715)	(584,475)	(76,285)	(89,868)	(174,918)	(161,614)	(77,842)	(83,981)
Adjustments to maintain reserves	230	(208)	(114)	112	1,137	(1,058)	(173)	181

Net equity transactions	(605,666)	(487,183)	(266,973)	(243,272)	(240,967)	(333,661)	(110,961)	(201,938)

Net change in contract owners’ equity	1,622,891	1,041,947	(4,892)	(33,612)	359,399	(6,894)	296,672	(15,019)
Contract owners’ equity beginning of period	8,716,023	7,674,076	1,145,985	1,179,597	2,128,724	2,135,618	1,094,143	1,109,162

Contract owners’ equity end of period	$10,338,914	8,716,023	1,141,093	1,145,985	2,488,123	2,128,724	1,390,815	1,094,143

CHANGES IN UNITS:
Beginning units	51,652	54,728	2,710	3,181	13,720	15,102	4,172	5,011
Units purchased	4,865	6,656	43	70	1,439	1,763	1,072	565
Units redeemed	(8,042)	(9,732)	(347)	(541)	(3,013)	(3,145)	(1,369)	(1,404)

Ending units	48,475	51,652	2,406	2,710	12,146	13,720	3,875	4,172

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVSB		PMVFBA		PMVLDA		PMVTRA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$21,946	(607)	2,269	10,369	3,652	7,168	18,510	21,803
Realized gain (loss) on investments	(690)	73	(550)	5,786	3,297	5,983	(18,715)	27,096
Change in unrealized gain (loss) on investments	(25,641)	8,677	(20,647)	(11,190)	(11,371)	17,566	(36,128)	8,267
Reinvested capital gains	-	-	2,117	5,278	-	-	9,479	23,207

Net increase (decrease) in contract owners’ equity resulting from operations	(4,385)	8,143	(16,811)	10,243	(4,422)	30,717	(26,854)	80,373

Equity transactions:
Purchase payments received from contract owners (note 5)	92,272	496,563	16,351	52,906	84,025	126,844	245,730	500,741
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	-	70,769	567,925
Surrenders and Death Benefits (notes 3 and note 5)	4,756	(2,645)	(9,787)	(41,391)	(113,998)	(132,309)	(450,644)	(303,339)
Net policy repayments (loans) (note 4)	1,230	(20)	160	7	3,734	36,595	6,984	(1,504)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(33,889)	(7,463)	(11,820)	(14,625)	(44,067)	(45,175)	(58,534)	(52,196)
Adjustments to maintain reserves	323	24	41	(26)	23	(13)	(496)	275,671

Net equity transactions	64,692	486,459	(5,055)	(3,129)	(70,283)	(14,058)	(186,191)	987,298

Net change in contract owners’ equity	60,307	494,602	(21,866)	7,114	(74,705)	16,659	(213,045)	1,067,671
Contract owners’ equity beginning of period	494,602	-	232,104	224,990	577,942	561,283	1,252,931	185,260

Contract owners’ equity end of period	$554,909	494,602	210,238	232,104	503,237	577,942	1,039,886	1,252,931

CHANGES IN UNITS:
Beginning units	4,550	-	1,736	1,762	4,773	4,870	6,311	1,842
Units purchased	1,123	4,655	135	418	791	1,503	2,609	5,223
Units redeemed	(628)	(105)	(177)	(444)	(1,371)	(1,600)	(3,806)	(754)

Ending units	5,045	4,550	1,694	1,736	4,193	4,773	5,114	6,311

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PVGIB		PVTIGB		PVTVB		ACEG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,417	2,017	2,972	1,095	505	(2,688)	(747)	(1,297)
Realized gain (loss) on investments	18,192	9,696	50,572	1,146	17,581	21,924	14,786	(2,532)
Change in unrealized gain (loss) on investments	56,490	23,686	3,708	15,027	209,339	76,727	71,304	(5,420)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,099	35,399	57,252	17,268	227,425	95,963	85,343	(9,249)

Equity transactions:
Purchase payments received from contract owners (note 5)	27,805	25,085	23,642	200,306	271,838	84,784	40,079	327,927
Transfers between subaccounts (including fixed account), net (note 5a)	(3)	(1)	-	-	-	-	(2)	-
Surrenders and Death Benefits (notes 3 and note 5)	(32,179)	(8,954)	(263,248)	(3,858)	(250,318)	(161,304)	(97,415)	(42,734)
Net policy repayments (loans) (note 4)	2,286	676	-	-	(956)	18,488	(1,711)	170
Redemptions to pay cost of insurance charges and administration charges (note 5)	(25,199)	(22,878)	(9,518)	(5,392)	(36,441)	(46,126)	(30,885)	(18,145)
Adjustments to maintain reserves	(1,126)	543	(1,428)	1,018	(1,249)	472	(631)	124

Net equity transactions	(28,416)	(5,529)	(250,552)	192,074	(17,126)	(103,686)	(90,565)	267,342

Net change in contract owners’ equity	48,683	29,870	(193,300)	209,342	210,299	(7,723)	(5,222)	258,093
Contract owners’ equity beginning of period	227,520	197,650	278,885	69,543	725,332	733,055	258,093	-

Contract owners’ equity end of period	$276,203	227,520	85,585	278,885	935,631	725,332	252,871	258,093

CHANGES IN UNITS:
Beginning units	1,456	1,497	349	274	3,332	3,887	2,435	-
Units purchased	170	193	13	120	453	654	362	3,082
Units redeemed	(307)	(234)	(162)	(45)	(1,169)	(1,209)	(1,112)	(647)

Ending units	1,319	1,456	200	349	2,616	3,332	1,685	2,435

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVBVI		TRHS2		VWBF		VWEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,250	1,570	(5,290)	(2,641)	105,096	38,923	215,570	(100,913)
Realized gain (loss) on investments	21,333	9,094	75,023	15,846	(49,815)	29,258	(148,491)	(656,000)
Change in unrealized gain (loss) on investments	20,773	15,229	181,633	69,338	(715,100)	149,594	2,561,355	4,630,799
Reinvested capital gains	-	-	41,042	7,755	1,178	43,375	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,356	25,893	292,408	90,298	(658,641)	261,150	2,628,434	3,873,886

Equity transactions:
Purchase payments received from contract owners (note 5)	6,078	12,349	554,206	217,841	503,360	3,396,965	1,178,644	10,632,622
Transfers between subaccounts (including fixed account), net (note 5a)	(1)	(1)	(26)	89	(20,905)	1,389,594	(103,924)	2,702,859
Surrenders and Death Benefits (notes 3 and note 5)	(53,324)	(14,202)	(176,678)	(138,033)	(854,124)	(507,096)	(2,223,744)	(2,299,556)
Net policy repayments (loans) (note 4)	-	(58)	(5,008)	(857)	59,582	14,527	15,312	85,553
Redemptions to pay cost of insurance charges and administration charges (note 5)	(4,062)	(7,824)	(39,250)	(29,769)	(443,917)	(488,080)	(1,246,093)	(1,085,479)
Adjustments to maintain reserves	(221)	979	(103)	(170)	(373)	(1,058)	946	(2,920)

Net equity transactions	(51,530)	(8,757)	333,141	49,101	(756,377)	3,804,852	(2,378,859)	10,033,079

Net change in contract owners’ equity	(8,174)	17,136	625,549	139,399	(1,415,018)	4,066,002	249,575	13,906,965
Contract owners’ equity beginning of period	171,330	154,194	428,264	288,865	7,188,903	3,122,901	24,594,686	10,687,721

Contract owners’ equity end of period	$163,156	171,330	1,053,813	428,264	5,773,885	7,188,903	24,844,261	24,594,686

CHANGES IN UNITS:
Beginning units	123	178	2,837	2,487	16,797	5,692	54,894	24,664
Units purchased	7	9	2,953	1,600	2,516	14,842	4,290	38,240
Units redeemed	(43)	(64)	(1,121)	(1,250)	(4,038)	(3,737)	(9,249)	(8,010)

Ending units	87	123	4,669	2,837	15,275	16,797	49,935	54,894

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHA		VVEI		VVHYB		VVMCI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$9,260	29,866	34,726	28,568	57,557	58,512	4,576	6,396
Realized gain (loss) on investments	86,357	(633,285)	10,004	(40,071)	26,623	34,012	(879)	(58,520)
Change in unrealized gain (loss) on investments	896,724	(160,319)	568,086	240,698	(37,522)	72,415	1,115,251	436,626
Reinvested capital gains	283,435	575,539	-	-	-	-	146,415	104,933

Net increase (decrease) in contract owners’ equity resulting from operations	1,275,776	(188,199)	612,816	229,195	46,658	164,939	1,265,363	489,435

Equity transactions:
Purchase payments received from contract owners (note 5)	1,113,575	8,680,995	230,014	314,325	153,752	405,678	427,456	446,503
Transfers between subaccounts (including fixed account), net (note 5a)	(144,303)	3,193,168	-	5	-	-	4	(1)
Surrenders and Death Benefits (notes 3 and note 5)	(2,749,187)	(1,562,028)	(92,541)	(100,694)	49,393	(354,848)	(293,689)	(144,848)
Net policy repayments (loans) (note 4)	(159,305)	(122,741)	(6,215)	(8,636)	(1,583)	(2,179)	(10,964)	(11,581)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(781,629)	(818,385)	(155,768)	(166,468)	(95,778)	(102,350)	(268,819)	(263,020)
Adjustments to maintain reserves	(1,888)	(4,606)	209	(92)	182	(116)	132	(351)

Net equity transactions	(2,722,737)	9,366,403	(24,301)	38,440	105,966	(53,815)	(145,880)	26,702

Net change in contract owners’ equity	(1,446,961)	9,178,204	588,515	267,635	152,624	111,124	1,119,483	516,137
Contract owners’ equity beginning of period	14,876,388	5,698,184	2,136,187	1,868,552	1,347,324	1,236,200	3,817,486	3,301,349

Contract owners’ equity end of period	$13,429,427	14,876,388	2,724,702	2,136,187	1,499,948	1,347,324	4,936,969	3,817,486

CHANGES IN UNITS:
Beginning units	21,830	5,489	11,391	11,192	7,044	7,317	16,798	16,665
Units purchased	1,963	19,659	1,165	1,896	1,364	2,401	1,676	2,252
Units redeemed	(5,339)	(3,318)	(1,277)	(1,697)	(821)	(2,674)	(2,220)	(2,119)

Ending units	18,454	21,830	11,279	11,391	7,587	7,044	16,254	16,798

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VVHGB		WRASP		SVDF		SVOF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$19,143	20,685	2,065	1,537	(9,418)	(7,460)	(1,967)	(2,407)
Realized gain (loss) on investments	7,375	12,588	17,902	6,561	308,603	260,152	59,878	54,837
Change in unrealized gain (loss) on investments	(81,028)	(7,885)	57,544	41,078	168,516	(84,069)	60,960	10,223
Reinvested capital gains	13,791	10,611	-	-	46,632	-	-	159

Net increase (decrease) in contract owners’ equity resulting from operations	(40,719)	35,999	77,511	49,176	514,333	168,623	118,871	62,812

Equity transactions:
Purchase payments received from contract owners (note 5)	139,521	170,348	36,388	43,069	624,096	456,750	38,093	36,609
Transfers between subaccounts (including fixed account), net (note 5a)	-	(1)	-	-	-	49	2	-
Surrenders and Death Benefits (notes 3 and note 5)	77,191	(16,837)	(34,136)	(50,407)	(683,934)	(421,342)	(56,496)	(62,093)
Net policy repayments (loans) (note 4)	(1,767)	(4,132)	(3,074)	15,444	(2,344)	(251)	(17,386)	125
Redemptions to pay cost of insurance charges and administration charges (note 5)	(92,916)	(100,540)	(29,283)	(26,700)	(142,129)	(83,483)	(49,299)	(50,679)
Adjustments to maintain reserves	72	(180)	31	(95)	(1,018)	513	364	115

Net equity transactions	122,101	48,658	(30,074)	(18,689)	(205,329)	(47,764)	(84,722)	(75,923)

Net change in contract owners’ equity	81,382	84,657	47,437	30,487	309,004	120,859	34,149	(13,111)
Contract owners’ equity beginning of period	1,241,309	1,156,652	329,612	299,125	1,206,290	1,085,431	430,213	443,324

Contract owners’ equity end of period	$1,322,691	1,241,309	377,049	329,612	1,515,294	1,206,290	464,362	430,213

CHANGES IN UNITS:
Beginning units	8,223	7,895	2,356	2,529	5,359	5,045	760	1,059
Units purchased	1,918	1,603	317	523	2,366	1,929	54	110
Units redeemed	(1,088)	(1,275)	(503)	(696)	(2,849)	(1,615)	(251)	(409)

Ending units	9,053	8,223	2,170	2,356	4,876	5,359	563	760

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WFVSCG		AVCA		VWBFR		VWEMR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,158)	(845)	-	(638)	-	98,528	-	(21,947)
Realized gain (loss) on investments	2,633	2,478	-	37,813	-	44,554	-	2,329,147
Change in unrealized gain (loss) on investments	51,810	(941)	-	407	-	(101,662)	-	(222,701)
Reinvested capital gains	8,053	4,828	-	-	-	66,416	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	61,338	5,520	-	37,582	-	107,836	-	2,084,499

Equity transactions:
Purchase payments received from contract owners (note 5)	4,707	47,469	-	42,427	-	180,411	-	367,074
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	(1,435,773)	-	(2,856,157)
Surrenders and Death Benefits (notes 3 and note 5)	(15,753)	(8,252)	-	(336,463)	-	(3,461,979)	-	(10,228,050)
Net policy repayments (loans) (note 4)	(62)	87	-	(59)	-	(2,313)	-	54,524
Redemptions to pay cost of insurance charges and administration charges (note 5)	(6,911)	(8,932)	-	(9,595)	-	(124,683)	-	(250,799)
Adjustments to maintain reserves	82	(9)	-	231	-	(696)	-	1,249

Net equity transactions	(17,937)	30,363	-	(303,459)	-	(4,845,033)	-	(12,912,159)

Net change in contract owners’ equity	43,401	35,883	-	(265,877)	-	(4,737,197)	-	(10,827,660)
Contract owners’ equity beginning of period	138,240	102,357	-	265,877	-	4,737,197	-	10,827,660

Contract owners’ equity end of period	$181,641	138,240	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	825	654	-	2,077	-	20,576	-	39,908
Units purchased	23	277	-	308	-	1,290	-	1,654
Units redeemed	(121)	(106)	-	(2,385)	-	(21,866)	-	(41,562)

Ending units	727	825	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHAR		OVHI3		OVHI		JAIGS2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(18,097)	-	62,895	-	13,583	-	(14,053)
Realized gain (loss) on investments	-	8,906	-	(657)	-	(9,032)	-	(520,017)
Change in unrealized gain (loss) on investments	-	(224,295)	-	(18,142)	-	5,894	-	1,268,684
Reinvested capital gains	-	794,201	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	560,715	-	44,096	-	10,445	-	734,614

Equity transactions:
Purchase payments received from contract owners (note 5)	-	315,449	-	201,886	-	228	-	194,317
Transfers between subaccounts (including fixed account), net (note 5a)	-	(3,257,295)	-	-	-	-	-	(3)
Surrenders and Death Benefits (notes 3 and note 5)	-	(8,163,770)	-	(563,876)	-	(105,567)	-	(6,291,293)
Net policy repayments (loans) (note 4)	-	62,775	-	(2,811)	-	9,480	-	23,664
Redemptions to pay cost of insurance charges and administration charges (note 5)	-	(202,201)	-	(21,403)	-	(10,017)	-	(126,770)
Adjustments to maintain reserves	-	3,994	-	(4)	-	54	-	(135)

Net equity transactions	-	(11,241,048)	-	(386,208)	-	(105,822)	-	(6,200,220)

Net change in contract owners’ equity	-	(10,680,333)	-	(342,112)	-	(95,377)	-	(5,465,606)
Contract owners’ equity beginning of period	-	10,680,333	-	342,112	-	95,377	-	5,465,606

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	26,115	-	12,162	-	1,404	-	27,919
Units purchased	-	1,086	-	7,023	-	247	-	957
Units redeemed	-	(27,201)	-	(19,185)	-	(1,651)	-	(28,876)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAGTS2		AVCDI
	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(1,759)	-	(3,132)
Realized gain (loss) on investments	-	165,325	-	101,956
Change in unrealized gain (loss) on investments	-	(40,170)	-	64,922
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	123,396	-	163,746

Equity transactions:
Purchase payments received from contract owners (note 5)	-	55,387	-	17,999
Transfers between subaccounts (including fixed account), net (note 5a)	-	63	-	-
Surrenders and Death Benefits (notes 3 and note 5)	-	(836,886)	-	(1,362,876)
Net policy repayments (loans) (note 4)	-	4,891	-	3,708
Redemptions to pay cost of insurance charges and administration charges (note 5)	-	(15,285)	-	(17,933)
Adjustments to maintain reserves	-	23	-	441

Net equity transactions	-	(791,807)	-	(1,358,661)

Net change in contract owners’ equity	-	(668,411)	-	(1,194,915)
Contract owners’ equity beginning of period	-	668,411	-	1,194,915

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	4,554	-	6,796
Units purchased	-	376	-	127
Units redeemed	-	(4,930)	-	(6,923)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Organization

The Nationwide Provident VLI Separate Account 1 (the Account) was established by Nationwide Life Insurance Company of America (NLICA) (The Company) under the provisions of the Pennsylvania Insurance Law. The Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

On December 31, 2009, NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class II (MLVGA2)
DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
INVESCO INVESTMENTS
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
Value Series - Initial Class (MVFIC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Emerging Markets Debt Portfolio - Class I (MSEM)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT International Equity Fund - Class III (GIG3)
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Nationwide Fund - Class IV (TRF4)
NVIT Government Bond Fund - Class I (GBF)
NVIT Government Bond Fund - Class IV (GBF4)
American Century NVIT Growth Fund - Class IV (CAF4)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT S&P 500 Index Fund - Class IV (GVEX4)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
NVIT Real Estate Fund - Class I (NVRE1)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Money Market Fund - Class IV (SAM4)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Growth and Income Portfolio - Class A (ALVGIA)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class I (ACVIG)
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)
VP Value Fund - Class I (ACVV)*
VP Vista(SM) Fund - Class I (ACVVS1)
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Contrafund Portfolio - Initial Class (FCP)*
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class (FEIS)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Growth Portfolio - Initial Class (FGP)
VIP Growth Portfolio - Service Class (FGS)
VIP High Income Portfolio - Initial Class R (FHIPR)
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Overseas Portfolio - Initial Class R (FOPR)
VIP Overseas Portfolio - Service Class (FOS)
VIP Overseas Portfolio - Service Class R (FOSR)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Short Duration Bond Portfolio - I Class Shares (AMTB)
International Portfolio - S Class Shares (AMINS)
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)
Putnam VT International Equity Fund - Class IB (PVTIGB)
Putnam VT Voyager Fund - Class IB (PVTVB)
PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST
VI American Franchise Fund - Series I Shares (ACEG)
VI Value Opportunities Fund - Series I Shares (AVBVI)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Variable Insurance Fund - Equity Income Portfolio (VVEI)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2013

Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
WELLS FARGO FUNDS
Advantage VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2013, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 5).

Net premiums from in force policies are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners net premiums in the accompanying statement of changes in contract owners’ equity. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Account in preparing the accompanying financial statements.

(a) Investment Valuation

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(b) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(c) Estimates

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

(d) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(e) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(4) Policy Loans

Policy provisions allow contract owners to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2013

(5) Expenses and Related Party Transactions

(a) Deductions from Premiums

The Company makes certain deductions from premiums before amounts are allocated to each subaccount selected by the contract owner. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net purchases in the statement of changes in contract owners’ equity.

For the period ended December 31, 2013 and 2012, total front-end sales charge deductions were $2,773,918 and $3,030,404, respectively. The charges were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $43,019,914 and $71,308,725, respectively, and total transfers from the Account to the fixed account were $47,056,654 and $74,854,094, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(b) Mortality and Expense Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by the Company. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of contract owners. These charges are assessed through the daily unit value calculation.

(c) Cost of Insurance

Each subaccount is also charged by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

(d) Administrative Charges

Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges (current charges ranging from $3.25-$11.00; guaranteed maximum charges ranging from a flat fee of $16 to a range of $3.25 plus $0.015 per $1,000 of face amount to $12 plus $0.03 per $1,000 of face amount), (2) first year policy charges (current charges ranging from $5.00-$17.50; guaranteed maximum charges ranging from a flat fee of $5.00 to $17.50 or $17.50 plus an amount per $1,000 of Face Amount (ranging from $0-0.11 per $1,000 of face amount) and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount).

Optional monthly deductions for additional riders may be made for (1) disability waiver benefit rider which waives monthly deductions in the event of disability (current and guaranteed maximum charge ranging from $.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (current and guaranteed maximum charges range from 2% to 23.2% of agreed upon premium amount to an annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment. If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider (current charge of $.02-$115.10 per $1,000 of coverage for single life policies and $0-$20.79 for survivorship policies; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider coverage amount per month), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual (current charges of $.06-$113.17 per $1,000 of rider coverage; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider Coverage amount per month), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid (current and guaranteed maximum charges are $.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02-$3.24 per $1,000 of net amount at risk; no maximum amount is guaranteed), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk; no maximum amount is guaranteed), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy (current charges ranging from $.03-$.15 per $1,000 of rider coverage; guaranteed maximum charge ranging from $0.03 - $2.75 per $1,000 of Rider coverage amount per month).

A face amount increase charge is made upon an increase in face amount (current charges are as low as $0.00; guaranteed maximum charges range from $50-$300 plus $0-$3 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a contract owner of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the contract owner will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount).

A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units. Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the Statements of Operations.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2013

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(6) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,277,575,833	$0	$0	$1,277,575,833

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$3,698,048	$3,656,587
Global Allocation V.I. Fund - Class II (MLVGA2)	253,533	173,886
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,005,912	1,334,669
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	180,724	215,759
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	461,522	534,497
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	211,219	610,902
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	238,711	289,756
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	479,805	1,445,019
Investors Growth Stock Series - Initial Class (MIGIC)	216,362	152,482
Value Series - Initial Class (MVFIC)	330,650	643,693
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	859,211	572,726
Core Plus Fixed Income Portfolio - Class I (MSVFI)	124,669	171,298
Emerging Markets Debt Portfolio - Class I (MSEM)	56,701	269,826
U.S. Real Estate Portfolio - Class I (MSVRE)	207,202	308,468
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	491,490	891,788
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	84,767	109,267
American Funds NVIT Bond Fund - Class II (GVABD2)	40,766	41,641
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	133,162	307,750
American Funds NVIT Growth Fund - Class II (GVAGR2)	47,754	315,963
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	68,079	21,774
Federated NVIT High Income Bond Fund - Class I (HIBF)	90,983	161,538
Federated NVIT High Income Bond Fund - Class III (HIBF3)	339,669	725,870
NVIT Emerging Markets Fund - Class I (GEM)	324,032	370,759
NVIT Emerging Markets Fund - Class III (GEM3)	294,734	428,363
NVIT International Equity Fund - Class III (GIG3)	26,206	37,953
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	47,148	61,748
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,527,254	2,313,467
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	16,909	58,702
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	84,300	72,186
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	5,017	23,363
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	4,177	28,703
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	7,363	2,884
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	77,564	82,038
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	180,759	28,621
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	4,606	37,269
NVIT Core Bond Fund - Class I (NVCBD1)	57,595	68,031
NVIT Core Plus Bond Fund - Class I (NVLCP1)	1,428	15,469
NVIT Nationwide Fund - Class IV (TRF4)	2,888,526	10,575,760
NVIT Government Bond Fund - Class I (GBF)	477,261	464,637
NVIT Government Bond Fund - Class IV (GBF4)	2,760,580	3,694,071
American Century NVIT Growth Fund - Class IV (CAF4)	738,551	2,389,832
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	362,850	715,886
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	3,916	4,982
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	745	281

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	$253,896	$856,679
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,602,997	5,644,990
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,779,340	2,980,340
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	325,515	659,800
NVIT Mid Cap Index Fund - Class I (MCIF)	613,079	1,004,142
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	171,031	305,454
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,238,948	1,673,648
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	314,198	1,646,021
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	678,029	699,211
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	456,302	728,531
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	4,865,029	6,726,652
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	582,038	750,079
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	217,168	263,044
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	1,153,552	2,788,873
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	430,474	2,752,528
NVIT Multi-Sector Bond Fund - Class I (MSBF)	322,270	500,491
NVIT S&P 500 Index Fund - Class IV (GVEX4)	5,541,890	17,119,602
NVIT Short Term Bond Fund - Class II (NVSTB2)	377,265	407,088
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,695,618	13,478,702
Templeton NVIT International Value Fund - Class III (NVTIV3)	47,898	72,717
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	649,013	3,252,379
NVIT Real Estate Fund - Class I (NVRE1)	779,119	675,553
NVIT Money Market Fund - Class IV (SAM4)	10,922,815	15,283,199
VPS Growth and Income Portfolio - Class A (ALVGIA)	751,213	236,707
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	832,189	678,080
VP Income & Growth Fund - Class I (ACVIG)	311,728	404,041
American Century VP Inflation Protection Fund - Class II (ACVIP2)	371,312	980,942
VP International Fund - Class I (ACVI)	44,336	38,359
VP Mid Cap Value Fund - Class I (ACVMV1)	520,732	486,492
VP Ultra(R) Fund - Class I (ACVU1)	220	15,871
VP Vista(SM) Fund - Class I (ACVVS1)	0	50
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,433,800	1,602,517
Appreciation Portfolio - Initial Shares (DCAP)	245,526	465,794
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	831,125	512,437
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	23,733	20,345
Quality Bond Fund II - Primary Shares (FQB)	640,610	681,336
Equity-Income Portfolio - Initial Class (FEIP)	10,062,013	11,552,615
High Income Portfolio - Initial Class (FHIP)	665,870	1,781,069
VIP Asset Manager Portfolio - Initial Class (FAMP)	1,984,453	4,187,130
VIP Contrafund(R) Portfolio - Initial Class (FCP)	13	45
VIP Energy Portfolio - Service Class 2 (FNRS2)	200,284	538,767
VIP Equity-Income Portfolio - Service Class (FEIS)	880,950	518,304
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	69,843	577,794
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	161,940	413,684
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	295,438	103,909
VIP Growth Portfolio - Initial Class (FGP)	2,630,041	14,255,259
VIP Growth Portfolio - Service Class (FGS)	162,980	348,095
VIP High Income Portfolio - Initial Class R (FHIPR)	1,436,040	1,138,140
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	3,450,782	6,255,219
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	215,384	146,732
VIP Mid Cap Portfolio - Service Class (FMCS)	2,078,876	1,956,038
VIP Overseas Portfolio - Initial Class (FOP)	391,115	1,896,482
VIP Overseas Portfolio - Initial Class R (FOPR)	1,533,112	3,542,361
VIP Overseas Portfolio - Service Class (FOS)	1,962	10,057
VIP Overseas Portfolio - Service Class R (FOSR)	262,229	267,526
VIP Value Strategies Portfolio - Service Class (FVSS)	297,839	435,639
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,071,218	1,861,414
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	566,056	1,072,448
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	333,646	669,265
Templeton Foreign Securities Fund - Class 1 (TIF)	336,010	164,046
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	455,129	426,686
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	69,741	31,490
Short Duration Bond Portfolio - I Class Shares (AMTB)	1,533,601	1,289,268
International Portfolio - S Class Shares (AMINS)	935	848
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	2,627	30,904
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	130,168	340,445
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	90,684	114,381
Socially Responsive Portfolio - I Class Shares (AMSRS)	48,336	90,403
Global Securities Fund/VA - Class 3 (OVGS3)	473,424	1,021,137
Global Securities Fund/VA - Non-Service Shares (OVGS)	46,708	305,592
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	179,717	413,592
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	302,873	395,948
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	136,568	50,285
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	19,128	19,857
Low Duration Portfolio - Administrative Class (PMVLDA)	92,593	159,288
Total Return Portfolio - Administrative Class (PMVTRA)	708,584	867,252
Putnam VT Growth and Income Fund - Class IB (PVGIB)	25,973	50,868
Putnam VT International Equity Fund - Class IB (PVTIGB)	28,015	274,184
Putnam VT Voyager Fund - Class IB (PVTVB)	303,182	318,593
VI American Franchise Fund - Series I Shares (ACEG)	37,433	128,135
VI Value Opportunities Fund - Series I Shares (AVBVI)	7,890	57,960
Health Sciences Portfolio - II (TRHS2)	573,964	205,010
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	741,222	1,391,080
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	1,336,805	3,503,358
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	1,071,811	3,503,643
Variable Insurance Fund - Equity Income Portfolio (VVEI)	199,695	189,625

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)		$264,765	$101,499
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)		412,375	407,668
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)		260,983	106,087
Variable Insurance Portfolios - Asset Strategy (WRASP)		46,779	74,842
Advantage VT Discovery Fund (SVDF)		637,540	804,677
Advantage VT Opportunity Fund - Class 2 (SVOF)		26,645	113,719
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		11,772	22,911

	Total	$102,902,227	$191,326,129

(7) Financial Highlights

The Company offers several variable life products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2013	0.60% to 0.75%	89,793	$2,277.29 to $ 221.77	$27,022,875	0.00%	33.46% to 33.26%
2012	0.60% to 0.75%	101,176	1,706.38 to 166.42	22,846,149	0.00%	11.82% to 11.66%
2011	0.60% to 0.75%	112,712	1,525.94 to 149.05	22,501,240	0.00%	-3.76% to -3.90%
2010	0.60% to 0.75%	127,524	1,585.57 to 155.10	26,343,396	0.00%	24.54% to 24.36%
2009	0.60% to 0.75%	149,187	1,273.09 to 124.72	24,454,761	0.00%	44.64% to 44.42%
Global Allocation V.I. Fund - Class II (MLVGA2)
2013	0.75%	8,799	157.17	1,382,939	1.12%	13.70%
2012	0.75%	8,637	138.24	1,193,957	1.68%	9.32%
2011	0.75%	6,658	126.46	841,939	1.91%	-4.35%
2010	0.75%	7,341	132.20	970,493	1.81%	9.06%
2009	0.75%	3,470	121.22	420,625	2.38%	21.22%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.60% to 0.75%	39,350	2,298.26 to 226.18	9,450,492	1.85%	31.24% to 31.04%
2012	0.60% to 0.75%	42,592	1,751.22 to 172.60	7,681,421	2.06%	15.04% to 14.87%
2011	0.60% to 0.75%	44,596	1,522.22 to 150.26	7,134,439	1.82%	1.27% to 1.12%
2010	0.60% to 0.75%	48,256	1,503.14 to 148.59	7,804,777	2.09%	14.15% to 13.98%
2009	0.60% to 0.75%	50,267	1,316.79 to 130.37	7,092,217	2.43%	25.58% to 25.39%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2013	0.60% to 0.75%	12,184	1,333.04 to 132.97	1,709,007	0.44%	36.19% to 35.99%
2012	0.60% to 0.75%	12,309	978.77 to 97.78	1,278,458	0.00%	-2.12% to -2.22%	****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2013	0.60% to 0.75%	6,790	2,304.86 to 226.83	2,652,637	2.03%	19.09% to 18.91%
2012	0.60% to 0.75%	7,845	1,935.46 to 190.76	2,439,419	2.53%	12.70% to 12.53%
2011	0.60% to 0.75%	8,566	1,717.43 to 169.53	2,308,774	2.26%	0.75% to 0.60%
2010	0.60% to 0.75%	11,918	1,704.65 to 168.52	2,840,838	2.69%	7.47% to 7.31%
2009	0.60% to 0.75%	12,140	1,586.12 to 157.03	2,546,022	3.15%	24.83% to 24.64%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	0.60% to 0.75%	17,110	2,557.65 to 251.33	4,681,584	0.59%	30.10% to 29.91%
2012	0.60% to 0.75%	18,617	1,965.86 to 193.46	3,946,711	0.57%	23.12% to 22.93%
2011	0.60% to 0.75%	19,604	1,596.76 to 157.38	3,524,879	0.24%	-7.50% to -7.64%
2010	0.60% to 0.75%	25,408	1,726.18 to 170.39	4,842,599	0.26%	5.84% to 5.68%
2009	0.60% to 0.75%	24,248	1,630.89 to 161.22	4,355,169	0.02%	45.14% to 44.92%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	0.60% to 0.75%	4,670	2,316.59 to 227.64	1,208,732	0.00%	34.58% to 34.38%
2012	0.60% to 0.75%	5,153	1,721.34 to 169.40	949,979	0.00%	18.43% to 18.26%
2011	0.60% to 0.75%	687	1,453.41 to 143.25	208,526	0.00%	-9.20% to -9.34%
2010	0.60% to 0.75%	845	1,600.72 to 158.00	263,500	0.00%	23.65% to 23.47%
2009	0.60% to 0.75%	797	1,294.53 to 127.97	167,470	0.00%	55.96% to 55.72%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	0.60% to 0.75%	17,249	2,695.11 to 264.83	5,387,213	3.07%	13.60% to 13.43%
2012	0.60% to 0.75%	21,097	2,372.50 to 233.48	5,784,244	0.84%	12.50% to 12.33%
2011	0.60% to 0.75%	2,651	2,108.84 to 207.85	1,460,248	0.37%	-32.74% to -32.84%
2010	0.60% to 0.75%	4,134	3,135.45 to 309.49	3,125,971	0.58%	24.27% to 24.08%
2009	0.60% to 0.75%	3,810	2,523.11 to 249.42	2,631,286	0.47%	78.00% to 77.73%
Investors Growth Stock Series - Initial Class (MIGIC)
2013	0.60% to 0.75%	3,336	2,258.21 to 222.24	1,010,629	0.62%	29.51% to 29.32%
2012	0.60% to 0.75%	3,325	1,743.63 to 171.85	749,217	0.43%	16.27% to 16.10%
2011	0.60% to 0.75%	3,814	1,499.62 to 148.03	760,341	0.58%	-0.02% to -0.17%
2010	0.60% to 0.75%	3,983	1,499.96 to 148.28	786,900	0.52%	11.80% to 11.63%
2009	0.60% to 0.75%	4,471	1,341.62 to 132.83	723,505	0.77%	38.72% to 38.51%
Value Series - Initial Class (MVFIC)
2013	0.60% to 0.75%	10,879	2,700.90 to 265.80	3,529,385	1.16%	35.07% to 34.87%
2012	0.60% to 0.75%	12,622	1,999.57 to 197.08	2,901,177	1.59%	15.56% to 15.39%
2011	0.60% to 0.75%	12,708	1,730.27 to 170.79	2,582,973	1.45%	-0.90% to -1.05%
2010	0.60% to 0.75%	14,394	1,745.94 to 172.60	2,946,229	1.58%	10.87% to 10.70%
2009	0.60% to 0.75%	15,134	1,574.81 to 155.91	2,912,845	1.35%	21.98% to 21.80%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2013	0.60% to 0.75%	3,744	1,541.69 to 153.32	1,208,461	1.30%	26.87% to 26.68%
2012	0.60% to 0.75%	1,863	1,215.17 to 121.03	720,360	1.37%	15.24% to 15.06%
2011	0.60% to 0.75%	864	1,054.50 to 105.19	540,878	1.44%	-2.36% to -2.51%
2010	0.60% to 0.75%	368	1,080.03 to 107.90	82,482	0.00%	8.00% to 7.90%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2013	0.60% to 0.75%	4,254	1,388.57 to 136.65	634,893	3.56%	-0.91% to -1.06%
2012	0.60% to 0.75%	4,783	1,401.37 to 138.12	705,801	4.65%	8.78% to 8.62%
2011	0.60% to 0.75%	5,478	1,288.21 to 127.16	728,563	3.49%	5.02% to 4.86%
2010	0.60% to 0.75%	5,985	1,226.66 to 121.26	803,778	6.04%	6.50% to 6.34%
2009	0.60% to 0.75%	5,802	1,151.76 to 114.03	781,170	9.56%	8.99% to 8.83%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	0.60% to 0.75%	699	$2,185.63 to $ 215.09	$345,980	4.22%	-9.30% to -9.43%
2012	0.60% to 0.75%	871	2,409.61 to 237.49	635,486	2.88%	17.25% to 17.08%
2011	0.60% to 0.75%	857	2,055.04 to 202.85	487,248	3.59%	6.39% to 6.24%
2010	0.60% to 0.75%	914	1,931.53 to 190.94	415,297	3.91%	9.09% to 8.92%
2009	0.60% to 0.75%	909	1,770.61 to 175.30	384,950	8.41%	29.43% to 29.24%
U.S. Real Estate Portfolio - Class I (MSVRE)
2013	0.60% to 0.75%	419	2,872.96 to 282.73	576,660	1.20%	1.44% to 1.29%
2012	0.60% to 0.75%	463	2,832.08 to 279.13	670,469	1.09%	15.14% to 14.97%
2011	0.60% to 0.75%	506	2,459.66 to 242.79	623,871	0.81%	5.29% to 5.13%
2010	0.60% to 0.75%	577	2,336.14 to 230.94	714,297	2.24%	29.18% to 28.99%
2009	0.60% to 0.75%	529	1,808.38 to 179.04	513,453	5.76%	27.59% to 27.40%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.60% to 0.75%	31,874	2,110.10 to 209.54	7,264,042	1.86%	31.11% to 30.91%
2012	0.60% to 0.75%	34,777	1,609.41 to 160.06	6,068,219	0.98%	13.98% to 13.80%
2011	0.60% to 0.75%	39,418	1,412.07 to 140.64	5,932,300	1.54%	0.05% to -0.10%
2010	0.60% to 0.75%	49,756	1,411.43 to 140.79	7,648,927	2.08%	12.79% to 12.62%
2009	0.65% to 0.75%	114	125.10 to 125.02	14,257	0.64%	25.10% to 25.02%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.75%	3,063	147.88	452,951	1.32%	22.36%
2012	0.75%	3,270	120.85	395,184	1.48%	14.85%
2011	0.75%	4,069	105.23	428,163	1.26%	0.18%
2010	0.75%	2,613	105.04	274,470	1.53%	11.18%
2009	0.75%	2,528	94.48	238,838	0.09%	22.49%
American Funds NVIT Bond Fund - Class II (GVABD2)
2013	0.75%	2,629	118.69	312,026	1.77%	-3.30%
2012	0.75%	2,664	122.74	326,976	2.04%	4.18%
2011	0.75%	3,430	117.81	404,101	2.28%	4.94%
2010	0.75%	3,304	112.27	370,947	2.20%	5.20%
2009	0.75%	3,185	106.72	339,917	0.37%	11.31%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2013	0.75%	9,225	161.25	1,487,574	0.37%	27.68%
2012	0.75%	10,431	126.30	1,317,390	0.88%	21.17%
2011	0.75%	10,600	104.23	1,104,819	0.94%	-9.99%
2010	0.75%	10,796	115.79	1,250,075	0.94%	10.47%
2009	0.75%	9,470	104.82	992,619	0.00%	40.55%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2013	0.75%	8,501	145.31	1,235,312	0.30%	28.64%
2012	0.75%	10,577	112.96	1,194,773	0.23%	16.52%
2011	0.75%	10,834	96.94	1,050,273	0.26%	-5.40%
2010	0.75%	11,279	102.47	1,155,814	0.19%	17.31%
2009	0.75%	11,716	87.35	1,023,433	0.00%	37.75%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2013	0.75%	3,134	128.63	403,119	1.06%	31.97%
2012	0.75%	2,708	97.46	263,931	1.09%	16.19%
2011	0.75%	2,273	83.89	190,672	0.96%	-2.96%
2010	0.75%	2,232	86.45	192,953	1.24%	10.15%
2009	0.75%	2,629	78.49	206,338	0.00%	29.71%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2013	0.60% to 0.75%	838	2,031.48 to 199.92	347,405	5.89%	6.43% to 6.27%
2012	0.60% to 0.75%	1,019	1,908.72 to 188.12	414,255	7.54%	13.87% to 13.70%
2011	0.60% to 0.75%	1,184	1,676.23 to 165.46	412,503	8.30%	3.20% to 3.04%
2010	0.60% to 0.75%	1,509	1,624.29 to 160.57	478,346	7.72%	12.48% to 12.31%
2009	0.60% to 0.75%	2,426	1,444.10 to 142.97	847,125	11.21%	45.12% to 44.91%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.65% to 0.75%	8,986	172.06 to 170.58	1,538,147	5.82%	6.24% to 6.14%
2012	0.65% to 0.75%	11,845	161.95 to 160.71	1,910,949	8.66%	13.96% to 13.85%
2011	0.65% to 0.75%	11,223	142.10 to 141.16	1,589,889	8.36%	3.14% to 3.03%
2010	0.65% to 0.75%	11,917	137.78 to 137.01	1,637,352	9.33%	12.43% to 12.32%
2009	0.65% to 0.75%	14,045	122.55 to 121.98	1,717,221	10.87%	45.13% to 44.99%
NVIT Emerging Markets Fund - Class I (GEM)
2013	0.60% to 0.75%	1,626	3,540.75 to 348.45	1,018,024	1.16%	0.14% to -0.01%
2012	0.60% to 0.75%	1,754	3,535.69 to 348.48	1,084,341	0.46%	16.51% to 16.34%
2011	0.60% to 0.75%	1,972	3,034.54 to 299.54	1,196,368	0.67%	-22.84% to -22.95%
2010	0.60% to 0.75%	2,239	3,932.70 to 388.77	1,931,694	0.07%	15.48% to 15.31%
2009	0.60% to 0.75%	1,819	3,405.51 to 337.16	1,550,472	1.41%	62.34% to 62.09%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.60% to 0.75%	13,892	$747.75 to $ 213.96	$3,098,961	1.15%	0.15% to 0.00%
2012	0.60% to 0.75%	14,607	746.63 to 213.96	3,248,997	0.49%	16.53% to 16.36%
2011	0.60% to 0.75%	15,812	640.71 to 183.88	3,021,577	0.68%	-22.86% to -22.97%
2010	0.60% to 0.75%	18,214	830.53 to 238.72	4,718,938	0.07%	15.52% to 15.35%
2009	0.60% to 0.75%	19,865	718.95 to 206.96	4,249,988	1.39%	62.51% to 62.26%
NVIT International Equity Fund - Class III (GIG3)
2013	0.75%	966	112.91	109,068	0.55%	16.93%
2012	0.75%	1,069	96.56	103,219	0.93%	14.71%
2011	0.75%	942	84.17	79,291	0.84%	-15.83%	****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2013	0.65% to 0.75%	3,817	94.68 to 94.14	360,616	0.54%	16.80% to 16.68%
2012	0.65% to 0.75%	3,957	81.06 to 80.68	320,102	0.58%	14.48% to 14.36%
2011	0.65% to 0.75%	4,469	70.81 to 70.55	315,901	1.09%	-10.58% to -10.67%
2010	0.65% to 0.75%	5,491	79.19 to 78.98	433,977	0.82%	12.27% to 12.16%
2009	0.65% to 0.75%	7,127	70.53 to 70.41	502,101	0.32%	28.61% to 28.48%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	0.60% to 0.75%	90,758	1,316.65 to 130.55	15,460,936	1.03%	42.96% to 42.75%
2012	0.60% to 0.75%	102,131	920.99 to 91.46	11,981,182	1.45%	16.24% to 16.07%
2011	0.60% to 0.75%	115,071	792.32 to 78.80	11,483,723	0.56%	-12.15% to -12.28%
2010	0.60% to 0.75%	138,039	901.86 to 89.83	15,384,728	0.20%	14.92% to 14.74%
2009	0.60% to 0.75%	162,175	784.80 to 78.28	16,452,228	0.13%	52.05% to 51.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2013	0.65% to 0.75%	1,430	144.15 to 143.33	205,420	0.71%	37.65% to 37.52%
2012	0.65% to 0.75%	1,783	104.72 to 104.23	186,164	1.13%	10.66% to 10.55%
2011	0.65% to 0.75%	1,762	94.63 to 94.28	166,360	0.70%	-3.89% to -3.99%
2010	0.65% to 0.75%	496	98.46 to 98.20	48,803	1.10%	22.76% to 22.64%
2009	0.65% to 0.75%	222	80.20 to 80.07	17,795	0.41%	30.42% to 30.29%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2013	0.75%	2,160	129.25	279,179	1.30%	28.68%
2012	0.75%	2,118	100.44	212,737	1.00%	15.35%
2011	0.75%	2,216	87.07	192,954	1.87%	-6.89%
2010	0.75%	3,721	93.51	347,960	0.52%	14.14%
2009	0.75%	3,609	81.93	295,672	1.36%	28.33%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2013	0.75%	252	127.96	32,246	1.31%	13.86%
2012	0.75%	414	112.38	46,526	2.33%	10.40%
2011	0.75%	144	101.79	14,658	2.09%	-2.00%
2010	0.75%	29	103.87	3,012	1.40%	9.64%
2009	0.75%	81	94.74	7,674	5.65%	18.99%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2013	0.75%	284	129.83	36,871	1.61%	20.54%
2012	0.75%	515	107.71	55,470	1.44%	12.88%
2011	0.75%	517	95.42	49,330	0.75%	-4.09%
2010	0.75%	3,546	99.48	352,758	0.84%	11.62%
2009	0.75%	3,178	89.13	283,248	3.76%	23.32%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2013	0.75%	76	121.58	9,240	2.82%	4.24%
2012	0.75%	40	116.64	4,665	2.38%	6.77%
2010	0.75%	121	108.43	13,120	1.30%	6.07%
2009	0.75%	122	102.23	12,472	2.59%	12.37%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2013	0.75%	5,457	128.87	703,223	1.67%	17.10%
2012	0.75%	5,673	110.05	624,320	1.54%	11.61%
2011	0.75%	6,058	98.61	597,354	2.52%	-2.98%
2010	0.75%	4,860	101.63	493,922	1.09%	10.59%
2009	0.75%	3,806	91.90	349,754	2.59%	21.09%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2013	0.75%	4,001	129.33	517,441	1.87%	23.43%
2012	0.75%	2,911	104.78	305,019	0.68%	13.81%
2011	0.75%	10,027	92.07	923,153	2.49%	-5.29%
2010	0.75%	9,650	97.21	938,030	0.88%	12.65%
2009	0.75%	6,581	86.29	567,869	4.04%	25.74%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2013	0.75%	43	126.21	5,427	0.72%	10.50%
2012	0.75%	316	114.22	36,093	1.00%	9.31%
2011	0.75%	294	104.49	30,721	2.68%	-1.03%
2010	0.75%	273	105.58	28,822	1.48%	8.50%
2009	0.75%	35	97.31	3,406	2.27%	16.76%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.65% to 0.75%	2,493	$125.77 to $ 125.06	$312,761	2.60%	-2.55% to -2.64%
2012	0.65% to 0.75%	2,646	129.06 to 128.46	340,867	3.17%	7.05% to 6.95%
2011	0.65% to 0.75%	2,500	120.55 to 120.11	301,006	3.01%	5.91% to 5.80%
2010	0.65% to 0.75%	2,643	113.83 to 113.53	300,608	3.11%	6.36% to 6.26%
2009	0.65% to 0.75%	1,671	107.02 to 106.84	178,672	2.98%	8.08% to 7.97%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2013	0.75%	124	135.17	16,761	1.35%	-2.51%
2012	0.75%	553	138.64	76,668	1.89%	6.58%
2011	0.75%	585	130.08	76,100	2.43%	5.58%
2010	0.75%	329	123.21	40,536	3.19%	7.55%
2009	0.75%	220	114.57	25,205	3.58%	15.75%
NVIT Nationwide Fund - Class IV (TRF4)
2013	0.00% to 0.75%	75,252	12,361.79 to 416.45	106,519,061	1.33%	31.00% to 30.03%
2012	0.60% to 0.75%	82,876	5,962.35 to 320.28	89,075,421	1.43%	13.54% to 13.36%
2011	0.00% to 0.75%	92,919	8,261.41 to 282.52	85,316,173	1.14%	0.63% to -0.12%
2010	0.00% to 0.75%	106,143	8,209.33 to 282.85	93,411,273	1.03%	13.48% to 12.63%
2009	0.00% to 0.75%	120,329	7234.28 to 251.13	92,619,075	1.36%	25.94% to 25%
NVIT Government Bond Fund - Class I (GBF)
2013	0.75%	3,590	138.27	496,379	1.83%	-4.77%
2012	0.75%	3,588	145.20	520,964	2.22%	2.28%
2011	0.75%	3,688	141.95	523,522	3.04%	6.46%
2010	0.75%	4,003	133.34	533,778	3.48%	4.00%
2009	0.75%	4,008	128.22	513,895	4.13%	1.92%
NVIT Government Bond Fund - Class IV (GBF4)
2013	0.00% to 0.75%	33,377	6,571.04 to 281.60	15,632,469	1.93%	-4.13% to -4.85%
2012	0.60% to 0.75%	35,723	3,792.99 to 295.96	17,753,833	2.16%	2.44% to 2.29%
2011	0.00% to 0.75%	39,845	6,650.75 to 289.33	19,260,995	2.88%	7.34% to 6.55%
2010	0.00% to 0.75%	52,763	6195.53 to 271.55	22,409,933	2.97%	4.78% to 4.00%
2009	0.00% to 0.75%	59,941	5912.80 to 261.11	24,159,764	3.51%	2.69% to 1.92%
American Century NVIT Growth Fund - Class IV (CAF4)
2013	0.60% to 0.75%	92,231	1,692.98 to 165.37	20,986,918	0.67%	28.97% to 28.77%
2012	0.60% to 0.75%	101,294	1,312.73 to 128.42	17,732,583	0.55%	13.34% to 13.17%
2011	0.60% to 0.75%	108,961	1,158.24 to 113.47	16,874,536	0.58%	-1.28% to -1.43%
2010	0.60% to 0.75%	122,486	1,173.31 to 115.12	18,922,510	0.64%	18.53% to 18.36%
2009	0.60% to 0.75%	140,849	989.86 to 97.27	18,405,225	0.58%	32.82% to 32.62%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.60% to 0.75%	20,608	2,389.35 to 233.21	4,863,570	1.61%	26.49% to 26.30%
2012	0.60% to 0.75%	22,491	1,889.03 to 184.65	4,200,717	1.49%	15.21% to 15.04%
2011	0.60% to 0.75%	27,231	1,639.66 to 160.52	4,429,138	1.81%	-4.50% to -4.65%
2010	0.60% to 0.75%	28,338	1,717.01 to 168.34	4,832,410	1.93%	13.94% to 13.77%
2009	0.60% to 0.75%	30,827	1,506.90 to 147.96	4,612,056	1.27%	26.44% to 26.26%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2013	0.75%	113	154.49	17,458	1.56%	12.58%
2012	0.75%	122	137.23	16,743	1.58%	8.57%
2011	0.75%	149	126.41	18,834	1.26%	0.13%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2013	0.75%	45	175.43	7,894	1.79%	18.60%
2012	0.75%	43	147.92	6,360	1.79%	11.41%
2011	0.75%	41	132.77	5,443	2.01%	-1.67%
2010	0.75%	65	135.03	8,777	1.58%	11.19%
2009	0.75%	9	121.44	1,093	0.72%	21.44%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.60% to 0.75%	13,089	1,483.25 to 147.34	1,945,534	1.49%	4.20% to 4.05%
2012	0.60% to 0.75%	17,586	1,423.40 to 141.61	2,505,966	1.55%	4.55% to 4.39%
2011	0.60% to 0.75%	21,529	1,361.52 to 135.66	2,934,559	2.60%	2.32% to 2.16%
2010	0.60% to 0.75%	12,238	1,330.70 to 132.78	1,636,040	2.41%	5.26% to 5.10%
2009	0.60% to 0.75%	10,112	1,264.21 to 126.34	1,290,185	2.47%	8.43% to 8.27%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.00% to 0.75%	142,974	3,449.34 to 192.49	44,081,150	1.66%	16.63% to 15.76%
2012	0.60% to 0.75%	153,614	1,685.19 to 166.29	41,233,824	1.60%	10.15% to 9.98%
2011	0.00% to 0.75%	175,199	2669.01 to 151.20	42,765,501	2.12%	-0.04% to -0.79%
2010	0.00% to 0.75%	185,044	2,670.09 to 152.40	45,817,656	2.10%	10.25% to 10.09%
2009	0.00% to 0.75%	199,162	2407.38 to 138.44	44,488,278	1.58%	20.37% to 18.25%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.60% to 0.75%	115,628	2,215.71 to 216.94	27,519,559	1.74%	21.65% to 21.46%
2012	0.60% to 0.75%	122,683	1,821.45 to 178.61	23,128,212	1.62%	13.08% to 12.91%
2011	0.60% to 0.75%	133,601	1,610.79 to 158.19	22,046,337	2.02%	-2.71% to -2.86%
2010	0.60% to 0.75%	146,811	1,655.67 to 162.84	24,880,243	2.17%	12.16% to 11.99%
2009	0.60% to 0.75%	163,399	1,476.18 to 145.40	24,599,225	1.53%	23.65% to 23.46%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.60% to 0.75%	15,416	$1,726.80 to $ 170.99	$2,916,599	1.65%	9.83% to 9.67%
2012	0.60% to 0.75%	16,600	1,572.19 to 155.92	3,039,975	1.99%	7.39% to 7.23%
2011	0.60% to 0.75%	13,818	1,463.98 to 145.40	2,185,198	2.31%	1.45% to 1.30%
2010	0.60% to 0.75%	13,771	1,443.01 to 143.54	2,174,740	2.33%	7.87% to 7.71%
2009	0.60% to 0.75%	11,111	1,337.76 to 133.27	1,653,186	1.99%	13.88% to 13.71%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.60% to 0.75%	13,022	3,170.70 to 312.04	4,646,912	1.12%	32.25% to 32.05%
2012	0.60% to 0.75%	14,971	2,397.47 to 236.29	3,983,123	1.14%	16.77% to 16.59%
2011	0.60% to 0.75%	15,458	2,053.18 to 202.67	3,454,504	0.78%	-3.13% to -3.27%
2010	0.60% to 0.75%	15,092	2,119.43 to 209.52	3,542,110	1.38%	25.45% to 25.26%
2009	0.60% to 0.75%	16,859	1,689.50 to 167.27	3,206,050	1.10%	35.94% to 35.73%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.65% to 0.75%	14,305	117.27 to 116.60	1,671,671	1.23%	20.56% to 20.44%
2012	0.65% to 0.75%	15,670	97.27 to 96.82	1,520,326	0.58%	15.03% to 14.91%
2011	0.65% to 0.75%	18,179	84.56 to 84.25	1,534,049	1.31%	-9.95% to -10.04%
2010	0.65% to 0.75%	19,096	93.91 to 93.66	1,790,751	0.82%	13.30% to 13.18%
2009	0.65% to 0.75%	20,886	82.89 to 82.75	1,729,422	0.91%	35.57% to 35.44%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	0.60% to 0.75%	96,918	1,370.49 to 135.08	16,825,777	2.29%	20.70% to 20.51%
2012	0.60% to 0.75%	102,107	1,135.49 to 112.08	14,578,313	0.39%	16.53% to 16.36%
2011	0.60% to 0.75%	114,511	974.40 to 96.33	13,652,833	1.83%	-16.61% to -16.74%
2010	0.60% to 0.75%	122,147	1,168.55 to 115.69	17,400,156	2.35%	5.48% to 5.32%
2009	0.60% to 0.75%	127,317	1,107.86 to 109.85	17,721,652	2.26%	29.06% to 28.87%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2013	0.60% to 0.75%	18,063	3,359.76 to 324.99	11,982,767	2.23%	20.73% to 20.55%
2012	0.60% to 0.75%	21,290	2,782.94 to 269.60	11,334,206	0.34%	16.45% to 16.28%
2011	0.60% to 0.75%	30,590	2,389.74 to 231.85	12,536,352	1.74%	-16.66% to -16.78%
2010	0.60% to 0.75%	37,983	2,867.37 to 278.61	18,119,961	2.12%	5.56% to 5.40%
2009	0.60% to 0.75%	47,692	2,716.39 to 264.34	21,124,806	2.13%	29.11% to 28.92%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.60% to 0.75%	31,854	1,641.41 to 139.19	4,611,613	0.76%	33.93% to 33.73%
2012	0.60% to 0.75%	33,884	1,225.53 to 104.08	3,755,083	0.48%	15.66% to 15.48%
2011	0.60% to 0.75%	37,069	1,059.63 to 90.12	3,623,471	0.01%	-3.49% to -3.63%
2010	0.60% to 0.75%	40,292	1,097.90 to 93.52	4,096,325	0.10%	9.79% to 14.65%	****
2009	0.65% to 0.75%	19,082	81.71 to 81.57	1,557,288	1.00%	28.94% to 28.81%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.60% to 0.75%	23,337	1,545.67 to 132.04	3,336,876	1.35%	34.63% to 34.43%
2012	0.60% to 0.75%	25,563	1,148.10 to 98.23	2,825,919	1.40%	17.10% to 16.93%
2011	0.60% to 0.75%	26,750	980.41 to 84.01	2,460,688	0.93%	-6.39% to -6.53%
2010	0.60% to 0.75%	30,780	1,047.36 to 89.88	3,032,512	0.58%	4.74% to 12.20%	****
2009	0.65% to 0.75%	17,619	80.24 to 80.10	1,412,102	1.54%	26.77% to 26.64%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.60% to 0.75%	247,024	2,340.76 to 148.35	55,320,207	0.00%	38.11% to 37.91%
2012	0.60% to 0.75%	277,437	1,694.81 to 107.57	44,451,997	0.00%	14.21% to 14.04%
2011	0.60% to 0.75%	314,411	1,483.87 to 94.33	44,031,101	0.00%	-4.80% to -4.94%
2010	0.60% to 0.75%	360,069	1,558.71 to 99.23	51,780,950	0.00%	26.06% to 25.87%
2009	0.60% to 0.75%	428,454	1,236.48 to 78.84	48,628,166	0.00%	23.65% to 26.17%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.65% to 0.75%	39,246	156.76 to 155.87	6,127,545	1.19%	34.80% to 34.66%
2012	0.65% to 0.75%	42,495	116.29 to 115.75	4,925,740	1.13%	15.59% to 15.47%
2011	0.65% to 0.75%	47,273	100.60 to 100.24	4,744,033	0.81%	-2.95% to -3.05%
2010	0.65% to 0.75%	52,421	103.67 to 103.39	5,424,440	1.43%	18.86% to 18.74%
2009	0.65% to 0.75%	60,511	87.22 to 87.07	5,271,721	1.29%	29.62% to 29.49%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	0.60% to 0.75%	8,713	2,291.73 to 225.53	2,173,172	0.00%	43.43% to 43.21%
2012	0.60% to 0.75%	9,378	1,597.84 to 157.48	1,625,975	0.00%	12.76% to 12.59%
2011	0.60% to 0.75%	12,587	1,417.06 to 139.88	1,945,083	0.00%	-1.24% to -1.39%
2010	0.60% to 0.75%	13,293	1,434.87 to 141.85	2,115,386	0.00%	24.70% to 24.51%
2009	0.60% to 0.75%	12,896	1,150.68 to 113.92	1,610,079	0.00%	26.70% to 26.51%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2013	0.60% to 0.75%	63,460	2,758.18 to 269.41	22,500,901	0.83%	39.56% to 39.35%
2012	0.60% to 0.75%	70,679	1,976.29 to 193.33	17,530,041	0.85%	19.85% to 19.67%
2011	0.60% to 0.75%	79,543	1,648.92 to 161.55	16,286,389	0.43%	-5.73% to -5.87%
2010	0.60% to 0.75%	88,987	1,749.17 to 171.62	19,180,175	0.63%	25.85% to 25.66%
2009	0.60% to 0.75%	105,222	1,389.90 to 136.58	18,206,897	0.63%	25.65% to 25.47%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2013	0.60% to 0.75%	57,570	$2,573.49 to $ 251.37	$19,300,812	0.15%	40.11% to 39.90%
2012	0.60% to 0.75%	65,481	1,836.80 to 179.68	15,672,845	0.15%	14.82% to 14.64%
2011	0.60% to 0.75%	73,625	1,599.76 to 156.73	15,541,813	0.52%	-6.13% to -6.27%
2010	0.60% to 0.75%	84,028	1,704.15 to 167.21	18,870,454	0.30%	24.59% to 24.40%
2009	0.60% to 0.75%	102,250	1,367.82 to 134.41	18,194,207	0.29%	33.80% to 33.60%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.60% to 0.75%	8,969	1,586.88 to 156.17	1,742,473	3.39%	-1.72% to -1.86%
2012	0.60% to 0.75%	9,545	1,614.59 to 159.13	2,003,455	2.67%	11.58% to 11.41%
2011	0.60% to 0.75%	9,760	1,447.06 to 142.84	1,734,484	4.30%	4.92% to 4.76%
2010	0.60% to 0.75%	10,261	1,379.24 to 136.35	1,776,573	6.91%	9.93% to 9.76%
2009	0.60% to 0.75%	9,975	1,254.70 to 124.22	1,534,940	10.39%	23.64% to 23.45%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2013	0.60% to 0.75%	204,323	5,100.92 to 494.71	138,451,521	1.86%	31.29% to 31.09%
2012	0.60% to 0.75%	226,237	3,885.38 to 377.38	116,897,900	1.85%	15.04% to 14.87%
2011	0.60% to 0.75%	260,861	3,377.47 to 328.54	116,028,008	1.69%	1.15% to 0.99%
2010	0.60% to 0.75%	292,943	3,339.22 to 325.31	127,700,930	1.81%	14.04% to 13.87%
2009	0.60% to 0.75%	331,907	2,928.05 to 285.68	126,149,138	2.38%	25.46% to 25.28%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.65% to 0.75%	12,037	110.37 to 109.74	1,324,588	1.03%	-0.54% to -0.64%
2012	0.65% to 0.75%	12,361	110.97 to 110.45	1,367,890	1.09%	2.85% to 2.75%
2011	0.65% to 0.75%	19,207	107.89 to 107.50	2,068,524	1.59%	0.64% to 0.54%
2010	0.65% to 0.75%	13,296	107.21 to 106.92	1,424,080	1.41%	1.76% to 1.65%
2009	0.65% to 0.75%	11,884	105.35 to 105.18	1,251,259	2.94%	6.42% to 6.31%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.60% to 0.75%	369,714	2,191.65 to 217.64	106,409,853	0.78%	35.89% to 35.68%
2012	0.60% to 0.75%	411,546	1,612.87 to 160.40	87,824,532	0.70%	17.97% to 17.80%
2011	0.60% to 0.75%	459,162	1,367.14 to 136.17	83,384,980	0.67%	-2.82% to -2.96%
2010	0.60% to 0.75%	543,621	1,406.78 to 140.33	102,054,160	0.06%	8.15% to 7.99%
2009	0.60% to 0.75%	389	1,300.78 to 129.95	92,847	0.20%	30.08% to 29.95%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	0.60% to 0.75%	1,204	1,325.36 to 168.31	198,796	1.96%	19.38% to 19.20%
2012	0.75%	953	141.20	134,566	2.91%	18.67%
2011	0.65% to 0.75%	863	93.34 to 118.99	101,200	3.35%	-12.99% to -13.08%
2010	0.65% to 0.75%	639	107.28 to 136.89	86,309	2.93%	7.28% to 5.55%	****
2009	0.75%	89	129.69	11,543	0.37%	29.69%	****
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2013	0.60% to 0.75%	59,533	2,125.97 to 207.66	17,230,712	0.00%	34.83% to 34.63%
2012	0.60% to 0.75%	70,875	1,576.79 to 154.25	14,900,315	1.22%	17.76% to 17.58%
2011	0.60% to 0.75%	82,462	1,339.04 to 131.19	14,557,382	1.32%	-2.90% to -3.05%
2010	0.60% to 0.75%	91,133	1,379.06 to 135.31	16,393,684	1.58%	14.95% to 14.78%
2009	0.60% to 0.75%	106,165	1,199.68 to 117.89	16,697,703	1.21%	27.92% to 27.73%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.65% to 0.75%	30,682	117.79 to 117.12	3,598,835	1.47%	2.38% to 2.28%
2012	0.65% to 0.75%	32,024	115.05 to 114.52	3,671,963	1.07%	15.03% to 14.92%
2011	0.65% to 0.75%	33,484	100.02 to 99.65	3,340,084	0.87%	5.81% to 5.71%
2010	0.65% to 0.75%	37,019	94.52 to 94.27	3,492,111	2.15%	29.34% to 29.21%
2009	0.65% to 0.75%	39,256	73.08 to 72.96	2,865,417	2.46%	29.99% to 29.86%
NVIT Money Market Fund - Class IV (SAM4)
2013	0.00% to 0.75%	150,332	3,297.33 to 162.69	33,501,766	0.00%	-0.00% to -0.75%
2012	0.60% to 0.75%	172,313	2,276.96 to 163.92	37,857,180	0.00%	-0.60% to -0.75%
2011	0.00% to 0.75%	188,555	3,297.33 to 165.16	42,295,916	0.00%	-0.00% to -0.75%
2010	0.00% to 0.75%	205,359	3297.33 to 166.40	46,585,485	0.00%	-0.60% to -0.75%
2009	0.00% to 0.75%	261,369	3297.32 to 167.66	59,063,759	0.10%	0.09% to -0.66%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2013	0.60% to 0.75%	9,101	2,301.81 to 226.53	2,920,455	1.41%	34.16% to 33.96%
2012	0.60% to 0.75%	9,049	1,715.75 to 169.10	1,722,023	1.58%	16.82% to 16.64%
2011	0.60% to 0.75%	9,370	1,468.71 to 144.97	1,505,002	1.34%	5.68% to 5.52%
2010	0.60% to 0.75%	12,005	1,389.74 to 137.38	1,832,879	0.00%	12.42% to 12.25%
2009	0.60% to 0.75%	13,714	1,236.25 to 122.39	1,902,208	4.39%	20.10% to 19.92%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2013	0.60% to 0.75%	8,075	3,369.44 to 331.60	3,270,275	0.66%	37.23% to 37.03%
2012	0.60% to 0.75%	8,206	2,455.28 to 241.99	2,412,011	0.54%	18.04% to 17.86%
2011	0.60% to 0.75%	9,452	2,080.12 to 205.33	2,598,131	0.49%	-8.94% to -9.07%
2010	0.60% to 0.75%	11,808	2,284.27 to 225.82	3,360,793	0.55%	26.15% to 25.96%
2009	0.60% to 0.75%	11,860	1,810.77 to 179.27	2,749,403	1.17%	42.00% to 41.79%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2013	0.60% to 0.75%	7,219	$2,296.60 to $ 221.10	$1,718,552	2.25%	35.01% to 34.81%
2012	0.60% to 0.75%	7,703	1,701.07 to 164.01	1,356,334	2.09%	14.06% to 13.88%
2011	0.60% to 0.75%	8,438	1,491.43 to 144.02	1,299,642	1.54%	2.50% to 2.34%
2010	0.60% to 0.75%	8,751	1,455.11 to 140.72	1,364,008	1.72%	13.46% to 13.29%
2009	0.60% to 0.75%	9,279	1,282.44 to 124.21	1,299,283	5.39%	17.39% to 17.21%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.60% to 0.75%	12,680	1,449.27 to 142.62	2,092,601	1.64%	-9.03% to -9.16%
2012	0.60% to 0.75%	17,193	1,593.07 to 157.00	3,057,694	2.37%	6.74% to 6.58%
2011	0.60% to 0.75%	18,748	1,492.45 to 147.31	3,434,728	4.02%	11.08% to 10.91%
2010	0.60% to 0.75%	18,942	1,343.61 to 132.81	3,077,359	1.79%	4.49% to 4.33%
2009	0.60% to 0.75%	17,921	1,285.88 to 127.30	2,885,688	1.90%	9.55% to 9.39%
VP International Fund - Class I (ACVI)
2013	0.60% to 0.75%	286	1,983.52 to 194.91	366,963	1.63%	21.68% to 21.50%
2012	0.60% to 0.75%	306	1,630.14 to 160.42	298,941	0.79%	20.44% to 20.25%
2011	0.60% to 0.75%	446	1,353.54 to 133.40	326,708	1.50%	-12.57% to -12.70%
2010	0.60% to 0.75%	442	1,548.09 to 152.81	384,270	2.52%	12.62% to 12.45%
2009	0.60% to 0.75%	544	1,374.67 to 135.89	444,321	2.44%	32.96% to 32.77%
VP International Fund - Class III (ACVI3)
2009	0.65%	1	135.10	135	3.97%	32.90%
VP Mid Cap Value Fund - Class I (ACVMV1)
2013	0.65% to 0.75%	5,341	221.64 to 219.73	1,178,884	1.23%	29.27% to 29.14%
2012	0.65% to 0.75%	5,224	171.45 to 170.14	891,956	2.02%	15.57% to 15.46%
2011	0.65% to 0.75%	5,409	148.35 to 147.36	799,374	1.31%	-1.34% to -1.43%
2010	0.65% to 0.75%	6,248	150.36 to 149.51	936,472	2.58%	18.48% to 18.36%
2009	0.65% to 0.75%	5,878	126.90 to 126.31	744,319	3.88%	29.10% to 28.97%
VP Ultra(R) Fund - Class I (ACVU1)
2013	0.60% to 0.75%	22	1,804.04 to 177.27	29,929	0.59%	36.25% to 36.05%
2012	0.60% to 0.75%	34	1,324.02 to 130.30	34,143	0.00%	13.24% to 13.07%
2011	0.60% to 0.75%	43	1,169.20 to 115.24	39,736	0.00%	0.46% to 0.31%
2010	0.60% to 0.75%	61	1,163.82 to 114.88	58,406	0.45%	15.39% to 15.22%
2009	0.60% to 0.75%	391	1,008.59 to 99.70	131,903	0.57%	33.68% to 33.47%
VP Value Fund - Class I (ACVV)
2009	0.60% to 0.75%	39,978	1,282.88 to 126.82	5,713,475	6.21%	19.15% to 18.97%
VP Vista(SM) Fund - Class I (ACVVS1)
2013	0.75%	1	176.85	177	0.00%	29.20%
2012	0.75%	1	136.88	137	0.00%	14.75%
2011	0.75%	1	119.28	119	0.00%	-8.58%
2010	0.75%	2	130.48	261	0.00%	22.96%
2009	0.65% to 0.75%	107	106.62 to 106.12	11,407	0.00%	21.68% to 21.55%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.60% to 0.75%	28,636	3,354.43 to 327.36	9,960,289	1.06%	39.87% to 39.66%
2012	0.60% to 0.75%	29,851	2,398.20 to 234.39	7,388,329	0.44%	15.05% to 14.87%
2011	0.60% to 0.75%	28,872	2,084.53 to 204.04	6,136,419	0.61%	-0.04% to -0.19%
2010	0.60% to 0.75%	30,428	2,085.31 to 204.42	6,547,508	0.68%	25.07% to 24.89%
2009	0.60% to 0.75%	30,885	1,667.26 to 163.69	5,322,363	2.96%	24.28% to 24.09%
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.60% to 0.75%	14,945	1,917.89 to 188.46	3,076,647	1.96%	20.38% to 20.20%
2012	0.60% to 0.75%	15,700	1,593.21 to 156.79	2,793,801	3.61%	9.77% to 9.60%
2011	0.60% to 0.75%	15,224	1,451.43 to 143.05	2,480,389	1.68%	8.36% to 8.20%
2010	0.60% to 0.75%	17,801	1,339.44 to 132.21	2,519,668	2.46%	14.63% to 14.46%
2009	0.60% to 0.75%	19,586	1,168.52 to 115.51	2,472,441	3.09%	21.83% to 21.64%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2013	0.60% to 0.75%	2,088	2,094.12 to 206.09	838,428	0.00%	47.66% to 47.44%
2012	0.60% to 0.75%	1,728	1,418.20 to 139.78	320,631	0.00%	19.84% to 19.66%
2011	0.60% to 0.75%	1,824	1,183.41 to 116.81	244,970	0.39%	-14.36% to -14.49%
2010	0.60% to 0.75%	1,459	1,381.84 to 136.60	247,232	1.09%	30.37% to 30.17%
2009	0.60% to 0.75%	1,120	1,059.97 to 104.94	132,111	1.78%	25.28% to 25.10%
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2013	0.60% to 0.75%	599	1,740.16 to 171.25	112,384	1.04%	15.76% to 15.58%
2012	0.60% to 0.75%	591	1,503.30 to 148.17	95,709	0.55%	9.51% to 9.35%
2011	0.60% to 0.75%	656	1,372.71 to 135.50	97,871	0.70%	-5.86% to -6.00%
2010	0.60% to 0.75%	728	1,458.14 to 144.15	114,355	0.93%	12.40% to 12.23%
2009	0.60% to 0.75%	767	1,297.30 to 128.44	106,650	0.91%	12.80% to 12.63%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.60% to 0.75%	13,941	1,511.21 to 153.84	2,618,615	4.24%	0.43% to 0.28%
2012	0.60% to 0.75%	15,521	1,504.73 to 153.41	2,749,233	4.03%	9.06% to 8.90%
2011	0.60% to 0.75%	16,802	1,379.67 to 140.87	2,760,052	5.31%	1.66% to 1.51%
2010	0.60% to 0.75%	18,478	1,357.11 to 138.77	2,961,969	5.29%	7.86% to 7.69%
2009	0.60% to 0.75%	17,378	1,258.27 to 128.86	2,835,959	7.17%	19.71% to 19.54%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2013	0.60% to 0.75%	136,521	$4,886.76 to $ 473.93	$94,397,820	2.48%	27.38% to 27.19%
2012	0.60% to 0.75%	150,011	3,836.32 to 372.62	81,967,981	3.05%	16.60% to 16.43%
2011	0.60% to 0.75%	169,119	3,290.04 to 320.04	78,985,131	2.41%	0.37% to 0.22%
2010	0.60% to 0.75%	194,717	3,277.95 to 319.34	88,957,490	1.85%	14.46% to 14.29%
2009	0.60% to 0.75%	222,747	2,863.82 to 279.41	88,514,803	2.32%	29.43% to 29.24%
High Income Portfolio - Initial Class (FHIP)
2013	0.60% to 0.75%	14,624	2,749.99 to 258.74	7,765,711	5.46%	5.31% to 5.16%
2012	0.60% to 0.75%	17,236	2,611.25 to 246.05	8,853,867	5.62%	13.54% to 13.37%
2011	0.60% to 0.75%	20,354	2,299.79 to 217.03	8,788,501	6.47%	3.41% to 3.26%
2010	0.60% to 0.75%	24,846	2,223.94 to 210.19	9,770,982	7.56%	13.14% to 12.97%
2009	0.60% to 0.75%	30,990	1,965.61 to 186.05	10,157,812	7.82%	43.10% to 42.88%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2013	0.60% to 0.75%	59,764	3,401.61 to 329.90	31,049,343	1.56%	15.01% to 14.84%
2012	0.60% to 0.75%	64,290	2,957.55 to 287.26	29,409,345	1.49%	11.81% to 11.64%
2011	0.60% to 0.75%	72,267	2,645.22 to 257.31	30,248,385	1.89%	-3.14% to -3.29%
2010	0.60% to 0.75%	80,861	2,731.04 to 266.06	34,802,694	1.71%	13.58% to 13.41%
2009	0.60% to 0.75%	91,759	2,404.48 to 234.60	34,309,106	2.46%	28.34% to 28.15%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2009	0.60% to 0.75%	264,822	3,568.22 to 268.67	98,025,774	1.45%	34.90% to 34.70%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2013	0.65% to 0.75%	8,567	214.42 to 212.57	1,826,336	0.69%	23.34% to 23.22%
2012	0.65% to 0.75%	10,390	173.84 to 172.51	1,797,577	0.78%	4.05% to 3.95%
2011	0.65% to 0.75%	10,469	167.07 to 165.96	1,741,829	0.85%	-5.81% to -5.91%
2010	0.65% to 0.75%	9,261	177.38 to 176.38	1,637,235	0.38%	18.39% to 18.27%
2009	0.65% to 0.75%	10,790	149.83 to 149.13	1,612,544	0.27%	46.62% to 46.47%
VIP Equity-Income Portfolio - Service Class (FEIS)
2013	0.75%	25,465	213.53	5,437,445	2.51%	27.06%
2012	0.75%	25,858	168.06	4,345,627	3.17%	16.31%
2011	0.75%	26,038	144.49	3,762,250	2.50%	0.11%
2010	0.75%	25,901	144.34	3,738,461	2.23%	14.23%
2009	0.75%	25,434	126.36	3,213,783	2.96%	29.06%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2013	0.65% to 0.75%	1,796	161.34 to 159.95	288,021	1.09%	12.66% to 12.55%
2012	0.65% to 0.75%	5,273	143.21 to 142.12	753,672	1.76%	10.96% to 10.85%
2011	0.65% to 0.75%	5,579	129.07 to 128.21	718,840	2.12%	-0.93% to -1.03%
2010	0.65% to 0.75%	4,999	130.28 to 129.54	650,703	2.57%	12.01% to 11.89%
2009	0.65% to 0.75%	3,157	116.31 to 115.77	366,408	4.03%	23.35% to 23.23%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2013	0.65% to 0.75%	10,854	166.71 to 165.27	1,801,015	1.70%	15.20% to 15.09%
2012	0.65% to 0.75%	12,820	144.71 to 143.60	1,846,144	1.94%	12.45% to 12.34%
2011	0.65% to 0.75%	12,925	128.68 to 127.83	1,656,092	2.01%	-1.76% to -1.86%
2010	0.65% to 0.75%	12,878	130.99 to 130.25	1,681,298	2.65%	13.78% to 13.67%
2009	0.65% to 0.75%	10,411	115.13 to 114.59	1,195,368	4.98%	27.94% to 27.81%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2013	0.65% to 0.75%	11,010	173.66 to 172.16	1,898,332	1.73%	20.71% to 20.59%
2012	0.65% to 0.75%	10,016	143.86 to 142.77	1,431,901	2.05%	14.73% to 14.62%
2011	0.65% to 0.75%	10,126	125.39 to 124.56	1,263,072	1.94%	-3.33% to -3.42%
2010	0.65% to 0.75%	9,590	129.70 to 128.97	1,238,180	2.36%	15.25% to 15.13%
2009	0.65% to 0.75%	9,881	112.54 to 112.02	1,108,060	2.77%	30.55% to 30.42%
VIP Growth Portfolio - Initial Class (FGP)
2013	0.60% to 0.75%	196,502	4,630.78 to 449.11	127,990,257	0.29%	35.52% to 35.32%
2012	0.60% to 0.75%	216,881	3,417.03 to 331.89	104,283,398	0.58%	14.00% to 13.83%
2011	0.60% to 0.75%	250,347	2,997.36 to 291.57	104,313,560	0.35%	-0.40% to -0.54%
2010	0.60% to 0.75%	287,279	3,009.27 to 293.16	118,054,719	0.28%	23.43% to 23.25%
2009	0.60% to 0.75%	333,190	2,438.03 to 237.87	109,607,553	0.45%	27.52% to 27.33%
VIP Growth Portfolio - Service Class (FGS)
2013	0.75%	14,230	224.51	3,194,802	0.19%	35.19%
2012	0.75%	15,108	166.08	2,509,079	0.51%	13.69%
2011	0.75%	15,100	146.08	2,205,830	0.26%	-0.61%
2010	0.75%	15,750	146.97	2,314,800	0.23%	23.13%
2009	0.75%	15,534	119.36	1,854,183	0.44%	27.19%
VIP High Income Portfolio - Initial Class R (FHIPR)
2013	0.65% to 0.75%	35,737	146.83 to 145.86	5,231,796	5.84%	5.28% to 5.18%
2012	0.65% to 0.75%	35,561	139.47 to 138.68	4,947,153	5.82%	13.56% to 13.44%
2011	0.65% to 0.75%	34,624	122.82 to 122.24	4,243,592	6.60%	3.37% to 3.27%
2010	0.65% to 0.75%	40,155	118.81 to 118.37	4,763,162	8.54%	13.14% to 13.03%
2009	0.65% to 0.75%	38,892	105.01 to 104.73	4,079,165	8.46%	42.88% to 42.74%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2013	0.60% to 0.75%	81,346	$2,771.84 to $ 269.13	$28,391,507	2.20%	-2.37% to -2.51%
2012	0.60% to 0.75%	87,058	2,838.98 to 276.06	32,793,519	2.20%	5.26% to 5.11%
2011	0.60% to 0.75%	98,957	2,697.03 to 262.65	35,128,999	3.12%	6.69% to 6.53%
2010	0.60% to 0.75%	114,694	2,527.84 to 246.55	36,991,612	3.58%	7.16% to 7.00%
2009	0.60% to 0.75%	128,777	2,358.94 to 230.42	38,476,630	9.25%	15.03% to 14.86%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.75%	9,786	150.89	1,476,602	2.28%	-2.62%
2012	0.75%	9,601	154.95	1,487,703	2.21%	4.98%
2011	0.75%	10,286	147.61	1,518,284	3.30%	6.41%
2010	0.75%	10,358	138.72	1,436,819	4.33%	6.87%
2009	0.75%	10,156	129.79	1,318,177	10.81%	14.81%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.60% to 0.75%	26,881	3,850.12 to 378.90	12,669,390	0.41%	35.25% to 35.05%
2012	0.60% to 0.75%	30,197	2,846.70 to 280.57	10,529,612	0.50%	14.06% to 13.89%
2011	0.60% to 0.75%	34,398	2,495.74 to 246.35	10,749,483	0.14%	-11.25% to -11.38%
2010	0.60% to 0.75%	39,764	2,812.09 to 277.99	14,145,259	0.29%	27.93% to 27.74%
2009	0.60% to 0.75%	44,102	2,198.09 to 217.62	11,734,551	0.64%	39.18% to 38.97%
VIP Overseas Portfolio - Initial Class (FOP)
2013	0.60% to 0.75%	24,534	2,735.69 to 265.62	14,010,407	1.35%	29.66% to 29.46%
2012	0.60% to 0.75%	28,954	2,109.95 to 205.17	12,275,875	1.90%	20.02% to 19.84%
2011	0.60% to 0.75%	34,059	1,758.05 to 171.21	11,820,452	1.29%	-17.66% to -17.78%
2010	0.60% to 0.75%	42,101	2,135.07 to 208.24	17,060,462	1.35%	12.44% to 12.27%
2009	0.60% to 0.75%	55,221	1,898.89 to 185.48	18,231,555	2.10%	25.77% to 25.58%
VIP Overseas Portfolio - Initial Class R (FOPR)
2013	0.60% to 0.75%	110,788	1,822.36 to 179.61	23,651,848	1.38%	29.67% to 29.48%
2012	0.60% to 0.75%	121,485	1,405.38 to 138.72	20,255,400	1.97%	19.99% to 19.81%
2011	0.60% to 0.75%	132,941	1,171.26 to 115.79	18,476,259	1.36%	-17.64% to -17.76%
2010	0.60% to 0.75%	136,711	1,422.12 to 140.80	23,802,040	1.46%	12.40% to 12.23%
2009	0.60% to 0.75%	149,431	1,265.25 to 125.45	22,429,097	2.34%	25.85% to 25.66%
VIP Overseas Portfolio - Service Class (FOS)
2013	0.75%	234	249.96	58,492	1.26%	29.40%
2012	0.75%	275	193.17	53,121	1.79%	19.64%
2011	0.75%	328	161.46	52,959	1.16%	-17.85%
2010	0.75%	403	196.53	79,202	1.49%	12.15%
2009	0.75%	458	175.24	80,261	2.26%	25.49%
VIP Overseas Portfolio - Service Class R (FOSR)
2013	0.75%	18,085	177.91	3,217,547	1.33%	29.33%
2012	0.75%	18,258	137.57	2,511,689	1.94%	19.77%
2011	0.75%	18,487	114.86	2,123,467	1.33%	-17.92%
2010	0.75%	17,337	139.94	2,426,107	1.73%	12.17%
2009	0.75%	16,574	124.76	2,067,777	2.93%	25.55%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.60% to 0.75%	6,902	2,953.40 to 290.65	2,369,544	0.82%	29.66% to 29.47%
2012	0.60% to 0.75%	7,354	2,277.72 to 224.49	1,940,867	0.45%	26.34% to 26.15%
2011	0.60% to 0.75%	7,881	1,802.86 to 177.96	1,942,007	0.83%	-9.39% to -9.53%
2010	0.60% to 0.75%	9,259	1,989.74 to 196.70	2,499,009	0.47%	25.70% to 25.51%
2009	0.60% to 0.75%	10,974	1,582.95 to 156.72	2,094,978	0.63%	56.46% to 56.22%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2013	0.60% to 0.75%	24,591	2,459.99 to 242.09	7,305,705	1.74%	29.27% to 29.08%
2012	0.60% to 0.75%	28,081	1,902.93 to 187.55	6,413,833	1.77%	11.50% to 11.34%
2011	0.60% to 0.75%	31,764	1,706.62 to 168.46	6,407,217	1.62%	5.66% to 5.50%
2010	0.60% to 0.75%	37,619	1,615.22 to 159.68	6,896,501	1.77%	20.22% to 20.04%
2009	0.60% to 0.75%	39,612	1,343.59 to 133.02	6,134,939	1.83%	16.97% to 16.79%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2013	0.60% to 0.75%	16,434	3,399.16 to 334.52	6,373,319	1.48%	35.69% to 35.49%
2012	0.60% to 0.75%	18,139	2,505.12 to 246.90	5,243,841	1.03%	18.04% to 17.86%
2011	0.60% to 0.75%	21,059	2,122.26 to 209.49	5,154,083	0.89%	-4.10% to -4.25%
2010	0.60% to 0.75%	24,769	2,213.06 to 218.78	6,363,695	1.01%	27.72% to 27.53%
2009	0.60% to 0.75%	30,252	1,732.72 to 171.55	6,000,085	2.20%	28.77% to 28.58%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2013	0.65% to 0.75%	10,439	180.72 to 179.16	1,876,328	1.80%	-1.61% to -1.71%
2012	0.65% to 0.75%	12,320	183.69 to 182.29	2,254,464	1.42%	12.42% to 12.31%
2011	0.65% to 0.75%	13,552	163.39 to 162.31	2,206,891	0.97%	-16.40% to -16.49%
2010	0.65% to 0.75%	16,171	195.45 to 194.35	3,151,548	1.74%	16.75% to 16.64%
2009	0.65% to 0.75%	16,508	167.41 to 166.63	2,756,076	4.61%	71.52% to 71.34%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 1 (TIF)
2013	0.60% to 0.75%	1,920	$2,690.01 to $ 264.73	$1,596,456	2.50%	22.54% to 22.35%
2012	0.60% to 0.75%	1,971	2,195.28 to 216.37	1,183,652	3.28%	17.89% to 17.71%
2011	0.60% to 0.75%	2,155	1,862.22 to 183.82	1,157,642	1.91%	-10.98% to -11.11%
2010	0.60% to 0.75%	2,683	2,091.89 to 206.80	1,423,155	2.10%	8.03% to 7.86%
2009	0.60% to 0.75%	2,527	1,936.48 to 191.72	1,436,416	3.79%	36.52% to 36.32%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2013	0.65% to 0.75%	13,746	195.67 to 193.98	2,675,560	4.78%	0.98% to 0.88%
2012	0.65% to 0.75%	14,340	193.78 to 192.30	2,766,107	6.21%	14.31% to 14.20%
2011	0.65% to 0.75%	14,830	169.51 to 168.39	2,503,594	5.53%	-1.47% to -1.57%
2010	0.65% to 0.75%	13,949	172.04 to 171.07	2,391,162	1.48%	13.64% to 13.52%
2009	0.65% to 0.75%	13,754	151.40 to 150.69	2,076,201	15.63%	17.92% to 17.80%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.75%	506	128.75	65,149	13.06%	22.85%
2012	0.75%	294	104.81	30,814	2.77%	14.47%
2011	0.75%	323	91.56	29,574	0.02%	-2.28%
2010	0.75%	631	93.69	59,120	5.39%	9.43%
2009	0.75%	94	85.62	8,048	8.69%	29.28%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.60% to 0.75%	35,948	1,797.79 to 174.55	8,865,858	2.16%	0.01% to -0.13%
2012	0.60% to 0.75%	35,997	1,797.53 to 174.79	8,750,469	2.97%	3.98% to 3.82%
2011	0.60% to 0.75%	38,233	1,728.76 to 168.36	8,751,306	3.63%	-0.31% to -0.46%
2010	0.60% to 0.75%	48,811	1,734.12 to 169.13	10,703,567	5.24%	4.66% to 4.50%
2009	0.60% to 0.75%	54,523	1,656.99 to 161.85	11,404,615	8.04%	12.65% to 12.48%
International Portfolio - S Class Shares (AMINS)
2013	0.75%	18	150.96	2,717	1.44%	16.95%
2012	0.75%	17	129.07	2,194	0.81%	17.59%
2011	0.75%	17	109.76	1,866	6.63%	-12.99%
2010	0.65% to 0.75%	14	126.86 to 126.14	1,767	16.87%	21.22% to 21.10%
2009	0.75%	15	104.16	1,458	0.02%	33.51%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2013	0.60% to 0.75%	545	3,104.25 to 305.50	303,634	0.00%	31.82% to 31.62%
2012	0.60% to 0.75%	565	2,354.92 to 232.10	252,139	0.00%	11.74% to 11.57%
2011	0.60% to 0.75%	610	2,107.51 to 208.03	298,059	0.00%	-0.13% to -0.28%
2010	0.60% to 0.75%	611	2,110.16 to 208.60	306,411	0.00%	28.32% to 28.13%
2009	0.60% to 0.75%	203	1,644.39 to 162.80	158,984	0.00%	30.81% to 30.62%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2013	0.60% to 0.75%	3,218	1,842.09 to 179.93	3,359,651	1.19%	30.35% to 30.16%
2012	0.60% to 0.75%	3,452	1,413.16 to 138.24	2,784,832	0.42%	15.90% to 15.73%
2011	0.60% to 0.75%	4,031	1,219.30 to 119.45	2,747,237	0.00%	-11.89% to -12.02%
2010	0.60% to 0.75%	4,584	1,383.79 to 135.77	3,519,068	0.69%	14.97% to 14.80%
2009	0.60% to 0.75%	5,536	1,203.56 to 118.27	3,518,851	0.73%	55.14% to 54.91%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2013	0.60% to 0.75%	2,351	2,009.78 to 197.79	551,794	0.00%	44.96% to 44.74%
2012	0.60% to 0.75%	2,512	1,386.42 to 136.65	394,392	0.00%	8.17% to 8.01%
2011	0.60% to 0.75%	2,826	1,281.72 to 126.52	468,203	0.00%	-1.65% to -1.80%
2010	0.60% to 0.75%	3,754	1,303.24 to 128.83	644,400	0.00%	18.90% to 18.72%
2009	0.60% to 0.75%	4,775	1,096.12 to 108.52	637,906	0.00%	22.02% to 21.84%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	0.60% to 0.75%	2,349	2,488.03 to 244.85	782,015	0.70%	36.78% to 36.58%
2012	0.60% to 0.75%	2,447	1,819.00 to 179.28	604,430	0.23%	10.31% to 10.15%
2011	0.60% to 0.75%	2,722	1,648.93 to 162.76	603,394	0.33%	-3.66% to -3.80%
2010	0.60% to 0.75%	2,757	1,711.55 to 169.20	615,873	0.04%	22.12% to 21.94%
2009	0.60% to 0.75%	3,912	1,401.53 to 138.76	662,956	2.45%	30.64% to 30.44%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.60% to 0.75%	31,241	1,095.29 to 108.28	3,632,481	0.39%	43.65% to 43.44%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.65% to 0.75%	48,475	214.97 to 212.90	10,338,914	1.36%	26.51% to 26.39%
2012	0.65% to 0.75%	51,652	169.92 to 168.46	8,716,023	2.11%	20.44% to 20.32%
2011	0.65% to 0.75%	54,728	141.08 to 140.01	7,674,076	1.25%	-8.86% to -8.95%
2010	0.65% to 0.75%	55,968	154.80 to 153.77	8,618,236	1.58%	15.22% to 15.11%
2009	0.65% to 0.75%	58,101	134.35 to 133.59	7,771,162	2.60%	38.79% to 38.65%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	0.60% to 0.75%	2,406	2,438.88 to 239.66	1,141,093	1.39%	26.55% to 26.36%
2012	0.60% to 0.75%	2,710	1,927.28 to 189.67	1,145,985	2.04%	20.54% to 20.36%
2011	0.60% to 0.75%	3,181	1,598.90 to 157.59	1,179,597	1.36%	-8.84% to -8.97%
2010	0.60% to 0.75%	4,265	1,753.90 to 173.12	1,734,031	1.52%	15.27% to 15.10%
2009	0.60% to 0.75%	4,877	1,521.54 to 150.41	1,687,533	2.59%	38.94% to 38.73%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	0.60% to 0.75%	12,146	$1,906.30 to $ 187.32	$2,488,123	1.10%	30.99% to 30.79%
2012	0.60% to 0.75%	13,720	1,455.36 to 143.22	2,128,724	0.94%	16.17% to 16.00%
2011	0.60% to 0.75%	15,102	1,252.78 to 123.47	2,135,618	0.85%	-0.61% to -0.76%
2010	0.60% to 0.75%	17,422	1,260.48 to 124.42	2,470,139	1.24%	15.41% to 15.24%
2009	0.60% to 0.75%	18,999	1,092.14 to 107.96	2,320,394	2.14%	27.52% to 27.33%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.60% to 0.75%	3,875	3,322.69 to 326.99	1,390,815	0.93%	40.17% to 39.96%
2012	0.60% to 0.75%	4,172	2,370.44 to 233.63	1,094,143	0.58%	17.28% to 17.10%
2011	0.60% to 0.75%	5,011	2,021.18 to 199.51	1,109,162	0.65%	-2.80% to -2.94%
2010	0.60% to 0.75%	6,244	2,079.32 to 205.55	1,460,218	0.73%	22.67% to 22.48%
2009	0.60% to 0.75%	7,566	1,695.08 to 167.82	1,469,138	1.03%	36.38% to 36.17%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.60% to 0.75%	5,045	1,009.43 to 100.76	554,909	4.96%	-0.73% to -0.88%
2012	0.60% to 0.75%	4,550	1,016.85 to 101.66	494,602	0.00%	1.69% to 1.66%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2013	0.75%	1,694	124.11	210,238	1.79%	-7.17%
2012	0.75%	1,736	133.70	232,104	5.31%	4.71%
2011	0.75%	1,762	127.69	224,990	2.00%	7.71%
2010	0.75%	1,829	118.55	216,825	1.64%	8.66%
2009	0.75%	818	109.10	89,246	0.76%	9.10%	****
Low Duration Portfolio - Administrative Class (PMVLDA)
2013	0.75%	4,193	120.02	503,237	1.45%	-0.88%
2012	0.75%	4,773	121.09	577,942	1.93%	5.06%
2011	0.75%	4,870	115.25	561,283	1.67%	0.35%
2010	0.75%	5,616	114.85	644,991	2.11%	4.50%
2009	0.75%	1,256	109.90	138,037	1.56%	9.90%	****
Total Return Portfolio - Administrative Class (PMVTRA)
2013	0.60% to 0.75%	5,114	1,068.87 to 106.46	1,039,886	2.20%	-2.54% to -2.69%
2012	0.60% to 0.75%	6,311	1,096.77 to 109.40	1,252,931	2.64%	8.94% to 8.78%
2011	0.65% to 0.75%	1,842	100.64 to 100.57	185,260	2.00%	0.64% to 0.57%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2013	0.60% to 0.75%	1,319	2,082.21 to 204.92	276,203	1.66%	34.87% to 34.66%
2012	0.60% to 0.75%	1,456	1,543.91 to 152.17	227,520	1.67%	18.42% to 18.24%
2011	0.60% to 0.75%	1,497	1,303.73 to 128.69	197,650	1.37%	-5.21% to -5.35%
2010	0.60% to 0.75%	1,468	1,375.39 to 135.97	201,131	1.79%	13.69% to 13.52%
2009	0.60% to 0.75%	1,290	1,209.74 to 119.77	155,719	3.07%	29.04% to 28.84%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2013	0.60% to 0.75%	200	2,159.37 to 212.51	85,585	1.81%	27.30% to 27.11%
2012	0.60% to 0.75%	349	1,696.22 to 167.18	278,885	1.83%	21.19% to 21.00%
2011	0.60% to 0.75%	274	1,399.70 to 138.16	69,543	3.28%	-17.43% to -17.55%
2010	0.60% to 0.75%	337	1,695.16 to 167.58	97,886	3.70%	9.37% to 9.20%
2009	0.60% to 0.75%	383	1,549.96 to 153.45	107,636	0.00%	23.89% to 23.70%
Putnam VT Voyager Fund - Class IB (PVTVB)
2013	0.60% to 0.75%	2,616	2,309.01 to 227.24	935,631	0.75%	42.87% to 42.65%
2012	0.60% to 0.75%	3,332	1,616.21 to 159.29	725,332	0.34%	13.54% to 13.37%
2011	0.60% to 0.75%	3,887	1,423.43 to 140.50	733,055	0.00%	-18.34% to -18.46%
2010	0.60% to 0.75%	2,813	1,743.10 to 172.32	551,898	1.66%	20.08% to 19.90%
2009	0.60% to 0.75%	4,172	1,451.67 to 143.72	1,107,276	0.66%	62.92% to 62.67%
VI American Franchise Fund - Series I Shares (ACEG)
2013	0.60% to 0.75%	1,685	1,352.66 to 134.93	252,871	0.42%	39.30% to 39.09%
2012	0.60% to 0.75%	2,435	971.05 to 97.01	258,093	0.00%	-2.89% to -2.99%
VI Value Opportunities Fund - Series I Shares (AVBVI)
2013	0.60% to 0.75%	87	1,935.53 to 190.48	163,156	1.45%	32.95% to 32.76%
2012	0.60% to 0.75%	123	1,455.78 to 143.48	171,330	1.54%	17.00% to 16.82%
2011	0.60% to 0.75%	178	1,244.28 to 122.82	154,194	0.91%	-3.63% to -3.77%
2010	0.60% to 0.75%	271	1,291.13 to 127.64	207,824	0.60%	6.71% to 6.55%
2009	0.60% to 0.75%	323	1,209.95 to 119.79	250,184	0.43%	47.12% to 46.90%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.65% to 0.75%	10,571	109.78 to 109.26	1,157,031	0.00%	40.87% to 40.73%
Equity Income Portfolio - II (TREI2)
2009	0.65% to 0.75%	18,737	100.70 to 100.23	1,880,125	1.92%	24.44% to 24.32%
Health Sciences Portfolio - II (TRHS2)
2013	0.65% to 0.75%	4,669	226.05 to 225.23	1,053,813	0.00%	49.54% to 49.39%
2012	0.65% to 0.75%	2,837	151.17 to 150.77	428,264	0.00%	30.15% to 30.02%
2011	0.65% to 0.75%	2,487	116.15 to 115.96	288,865	0.00%	9.67% to 9.56%
2010	0.65% to 0.75%	391	105.91 to 105.84	41,409	0.00%	5.91% to 5.84%	****

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2013	0.60% to 0.75%	15,275	$2,415.21 to $ 234.50	$5,773,885	2.35%	-9.71% to -9.85%
2012	0.60% to 0.75%	16,797	2,675.00 to 260.12	7,188,903	1.14%	4.92% to 4.76%
2011	0.60% to 0.75%	5,692	2,549.64 to 248.30	3,122,901	8.07%	7.49% to 7.33%
2010	0.60% to 0.75%	6,861	2,371.88 to 231.33	3,398,403	3.80%	5.56% to 5.40%
2009	0.60% to 0.75%	8,890	2,246.92 to 219.47	3,920,034	3.91%	5.35% to 5.19%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	0.60% to 0.75%	49,935	3,370.63 to 328.25	24,844,261	1.54%	11.35% to 11.18%
2012	0.60% to 0.75%	54,894	3,027.06 to 295.23	24,594,686	0.00%	29.03% to 28.84%
2011	0.60% to 0.75%	24,664	2,346.01 to 229.15	10,687,721	1.09%	-26.18% to -26.29%
2010	0.60% to 0.75%	29,643	3,178.07 to 310.89	17,173,355	0.64%	26.08% to 25.89%
2009	0.60% to 0.75%	36,924	2,520.65 to 246.95	17,037,479	0.18%	111.90% to 111.58%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.60% to 0.75%	18,454	4,882.31 to 474.04	13,429,427	0.72%	9.87% to 9.71%
2012	0.60% to 0.75%	21,830	4,443.60 to 432.09	14,876,388	0.77%	2.77% to 2.61%
2011	0.60% to 0.75%	5,489	4,323.98 to 421.09	5,698,184	1.23%	-16.95% to -17.07%
2010	0.60% to 0.75%	7,256	5,206.45 to 507.79	7,875,356	0.37%	28.46% to 28.27%
2009	0.60% to 0.75%	8,720	4,052.89 to 395.88	6,557,816	0.27%	56.59% to 56.36%
Variable Insurance Fund - Equity Income Portfolio (VVEI)
2013	0.95%	11,279	241.57	2,724,702	2.38%	28.82%
2012	0.95%	11,391	187.53	2,136,187	2.35%	12.33%
2011	0.95%	11,192	166.95	1,868,552	2.30%	9.23%
2010	0.95%	11,762	152.85	1,797,857	3.56%	13.63%
2009	0.95%	11,643	134.52	1,566,225	6.47%	15.67%
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2013	0.95%	7,587	197.70	1,499,948	5.08%	3.36%
2012	0.95%	7,044	191.27	1,347,324	5.31%	13.21%
2011	0.95%	7,317	168.95	1,236,200	7.27%	5.93%
2010	0.95%	7,735	159.50	1,233,721	8.34%	11.04%
2009	0.95%	7,329	143.63	1,052,698	10.32%	37.54%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2013	0.95%	16,254	303.74	4,936,969	1.06%	33.65%
2012	0.95%	16,798	227.26	3,817,486	1.12%	14.72%
2011	0.95%	16,665	198.10	3,301,349	1.00%	-2.96%
2010	0.95%	17,134	204.15	3,497,838	1.17%	24.18%
2009	0.95%	16,890	164.39	2,776,530	2.28%	39.05%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2013	0.95%	9,053	146.11	1,322,691	2.48%	-3.21%
2012	0.95%	8,223	150.96	1,241,309	2.67%	3.04%
2011	0.95%	7,895	146.50	1,156,652	3.33%	6.64%
2010	0.95%	8,615	137.39	1,183,581	4.25%	5.49%
2009	0.95%	9,346	130.23	1,217,146	5.74%	4.94%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.75%	2,170	173.76	377,049	1.34%	24.20%
2012	0.75%	2,356	139.90	329,612	1.23%	18.28%
2011	0.75%	2,529	118.28	299,125	1.17%	-7.90%
2010	0.75%	3,652	128.42	468,991	1.31%	7.86%
2009	0.75%	1,332	119.06	158,586	0.00%	19.06%	*	***
Advantage VT Discovery Fund (SVDF)
2013	0.60% to 0.75%	4,876	1,482.06 to 145.20	1,515,294	0.01%	42.94% to 42.73%
2012	0.60% to 0.75%	5,359	1,036.83 to 101.73	1,206,290	0.00%	17.03% to 16.85%
2011	0.60% to 0.75%	5,045	885.96 to 87.06	1,085,431	0.00%	-0.18% to -0.33%
2010	0.60% to 0.75%	4,693	887.53 to 87.34	1,009,951	0.00%	34.73% to 34.53%
2009	0.60% to 0.75%	3,356	658.74 to 64.92	658,495	0.00%	39.46% to 39.26%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2013	0.60% to 0.75%	563	2,116.25 to 207.33	464,362	0.20%	29.90% to 29.70%
2012	0.60% to 0.75%	760	1,629.18 to 159.85	430,213	0.10%	14.83% to 14.66%
2011	0.60% to 0.75%	1,059	1,418.78 to 139.42	443,324	0.14%	-6.08% to -6.22%
2010	0.60% to 0.75%	1,056	1,510.68 to 148.67	498,872	0.81%	23.02% to 22.83%
2009	0.60% to 0.75%	1,478	1,228.04 to 121.03	542,984	0.00%	46.85% to 46.63%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.75%	727	249.85	181,641	0.00%	49.11%
2012	0.75%	825	167.56	138,240	0.00%	7.06%
2011	0.75%	654	156.51	102,357	0.00%	-5.31%
2010	0.75%	349	165.28	57,683	0.00%	25.83%
2009	0.75%	333	131.36	43,742	0.00%	31.36%	*	***
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.65% to 0.75%	4,554	147.46 to 146.33	668,411	0.00%	-9.40% to -9.49%
2010	0.65% to 0.75%	5,088	162.75 to 161.67	824,618	0.00%	23.71% to 23.59%
2009	0.65% to 0.75%	5,013	131.56 to 130.82	657,526	0.00%	56.08% to 55.92%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 0.75%	27,919	$196.42 to $ 194.93	$5,465,606	0.37%	-32.77% to -32.84%
2010	0.65% to 0.75%	31,882	292.18 to 290.24	9,288,177	0.58%	24.22% to 24.10%
2009	0.65% to 0.75%	33,537	235.21 to 233.88	7,869,144	0.45%	77.91% to 77.73%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.60% to 0.75%	2,077	1,203.93 to 118.84	265,877	0.16%	-8.46% to -8.60%
2010	0.60% to 0.75%	2,003	1,315.20 to 130.02	280,976	0.81%	14.80% to 14.63%
2009	0.60% to 0.75%	2,200	1,145.66 to 113.43	267,550	0.72%	20.35% to 20.17%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.60% to 0.75%	6,796	1,679.41 to 165.77	1,194,915	0.00%	-7.71% to -7.85%
2010	0.60% to 0.75%	6,860	1,819.78 to 179.90	1,306,644	0.00%	18.07% to 17.89%
2009	0.60% to 0.75%	7,877	1,541.30 to 152.60	1,280,886	0.00%	41.52% to 41.31%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.60% to 0.75%	20,576	1,541.64 to 152.40	4,737,197	7.71%	7.49% to 7.33%
2010	0.60% to 0.75%	22,637	1,434.15 to 141.99	4,550,582	3.79%	5.56% to 5.41%
2009	0.60% to 0.75%	26,836	1,358.56 to 134.71	4,950,164	3.97%	5.35% to 5.19%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.60% to 0.75%	39,908	2,180.00 to 215.51	10,827,660	1.06%	-26.20% to -26.31%
2010	0.60% to 0.75%	41,617	2,953.91 to 292.45	15,560,212	0.61%	26.11% to 25.92%
2009	0.60% to 0.75%	46,050	2,342.41 to 232.26	13,909,214	0.17%	112.12% to 111.80%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.60% to 0.75%	26,115	3,027.95 to 299.34	10,680,333	1.19%	-16.90% to -17.02%
2010	0.60% to 0.75%	29,000	3,643.56 to 360.73	13,941,416	0.35%	28.48% to 28.29%
2009	0.60% to 0.75%	27,655	2,835.84 to 281.19	10,313,435	0.25%	56.68% to 56.44%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.65% to 0.75%	1,926	122.27 to 122.06	235,407	8.61%	7.54% to 7.43%
2009	0.65% to 0.75%	1,055	113.70 to 113.62	119,893	6.73%	13.70% to 13.62%	****
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.60% to 0.75%	487	1,218.29 to 121.52	433,178	9.24%	7.11% to 6.95%
2009	0.60% to 0.75%	87	1,137.41 to 113.63	94,860	7.10%	13.74% to 13.63%	****
Clover Value Fund II - Primary Shares (obsolete) (FALF)
2009	0.65% to 0.75%	389	111.47 to 110.73	43,074	3.16%	13.97% to 13.86%
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.60% to 0.75%	645	1,915.58 to 189.65	429,550	4.22%	7.36% to 7.20%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.65% to 0.75%	6,858	156.82 to 155.94	1,072,385	4.04%	7.28% to 7.17%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.65% to 0.75%	12,162	28.22 to 28.09	342,112	8.77%	-2.51% to -2.61%
2010	0.65% to 0.75%	11,550	28.95 to 28.84	333,513	6.45%	13.94% to 13.83%
2009	0.65% to 0.75%	10,062	25.40 to 25.34	255,133	0.00%	25.93% to 25.80%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.60% to 0.75%	1,404	387.71 to 38.27	95,377	12.44%	-2.92% to -3.07%
2010	0.60% to 0.75%	2,190	399.37 to 39.48	196,701	6.63%	14.13% to 13.96%
2009	0.60% to 0.75%	2,287	349.94 to 34.65	120,926	0.00%	24.57% to 24.38%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	0.60%	19	1414.58	26,877	1.15%	21.82%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.60% to 0.75%	964	1,465.04 to 145.05	164,101	1.29%	30.97% to 30.77%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.65% to 0.75%	3,182	106.78 to 106.18	339,140	1.19%	31.08% to 30.95%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.60% to 0.75%	1,036	1,464.09 to 144.95	293,054	0.28%	18.45% to 18.27%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.65% to 0.75%	4,136	107.63 to 107.02	443,503	0.31%	18.34% to 18.22%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.60% to 0.75%	578	1,455.77 to 144.13	244,940	0.00%	51.55% to 51.33%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.65% to 0.75%	5,068	109.92 to 109.30	554,685	0.00%	51.46% to 51.31%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.60% to 0.75%	7,453	1,462.55 to 144.80	1,177,107	0.00%	25.09% to 24.90%

2013	Contract owners equity:			$1,278,124,928
2012	Contract owners equity:			$1,121,931,017
2011	Contract owners equity:			$1,102,530,041
2010	Contract owners equity:			$1,276,403,562
2009	Attributable to Nationwide Life and Annuity Company of America:			401,816
2009	Total Contract Owners’ Equity:			$1,249,883,066

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.